1
Nuveen Enhanced Yield U.S. Aggregate Bond
ETF (NUAG)
Portfolio of Investments October 31, 2023
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.3%
X –
CORPORATE DEBT - 44.3%
Financials - 22.1%
$ 2 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.650% 10/29/24 $ 1,907
8 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.750% 10/29/24 7,639
18 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.750% 1/30/26 16,186
18 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
2.450% 10/29/26 16,012
5 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.625% 10/15/27 4,634
1 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.000% 10/29/28 842
150 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.150% 9/30/30 143,461
8 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% 1/30/32 6,194
4 Aetna Inc 4.500% 5/15/42 3,016
20 Aetna Inc 4.750% 3/15/44 15,459
12 Affiliated Managers Group Inc 3.500% 8/01/25 11,458
10 Affiliated Managers Group Inc 3.300% 6/15/30 8,279
10 Air Lease Corp 3.250% 3/01/25 9,576
1 Air Lease Corp 1.875% 8/15/26 885
7 Air Lease Corp 2.200% 1/15/27 6,136
8 Air Lease Corp 3.625% 4/01/27 7,168
22 Air Lease Corp 3.250% 10/01/29 18,519
10 Air Lease Corp 3.000% 2/01/30 8,122
5 Alexandria Real Estate Equities Inc 1.875% 2/01/33 3,407
23 Alexandria Real Estate Equities Inc 3.550% 3/15/52 13,717
50 Allstate Corp/The 5.250% 3/30/33 46,173
20 Ally Financial Inc 7.100% 11/15/27 19,595
18 Ally Financial Inc 2.200% 11/02/28 13,820
1 Ally Financial Inc 8.000% 11/01/31 976
100 American Express Co 4.990% 5/01/26 98,081
13 American Homes 4 Rent LP 3.625% 4/15/32 10,499
20 American International Group Inc 2.500% 6/30/25 18,875
50 American International Group Inc 4.750% 4/01/48 39,159
9 Aon Corp 2.800% 5/15/30 7,344
1 Aon Corp / Aon Global Holdings PLC 2.600% 12/02/31 766
60 Aon Corp / Aon Global Holdings PLC 5.350% 2/28/33 55,919
5 Ares Capital Corp 3.875% 1/15/26 4,676
100 Ares Capital Corp 7.000% 1/15/27 99,634
50 Arthur J Gallagher & Co 6.750% 2/15/54 49,130
17 Assurant Inc 3.700% 2/22/30 14,089
10 Assurant Inc 2.650% 1/15/32 7,205
1 Athene Holding Ltd 6.150% 4/03/30 972
27 AXIS Specialty Finance PLC 4.000% 12/06/27 24,768
94 Banco Santander SA 2.749% 12/03/30 68,561
100 Bank of America Corp 5.080% 1/20/27 97,347
50 Bank of America Corp 5.933% 9/15/27 49,489
34 Bank of America Corp 4.948% 7/22/28 32,312
100 Bank of America Corp 4.571% 4/27/33 86,241
120 Bank of America Corp 5.015% 7/22/33 107,289
100 Bank of America Corp 5.872% 9/15/34 94,167
30 Bank of Montreal 5.200% 12/12/24 29,735
50 Bank of Montreal 5.920% 9/25/25 49,872

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
2
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 100 Bank of New York Mellon Corp/The 4.947% 4/26/27 $ 97,189
6 Bank of Nova Scotia/The 3.450% 4/11/25 5,782
57 Bank of Nova Scotia/The 3.625% 10/27/81 40,002
21 BankUnited Inc 5.125% 6/11/30 16,614
13 Barclays PLC 2.852% 5/07/26 12,263
13 Barclays PLC 5.200% 5/12/26 12,416
150 Barclays PLC 5.501% 8/09/28 142,250
3 Barclays PLC 5.088% 6/20/30 2,600
4 Barclays PLC 2.667% 3/10/32 2,958
4 Barclays PLC 2.894% 11/24/32 2,921
4 Barclays PLC 3.811% 3/10/42 2,520
6 Blackstone Private Credit Fund 4.700% 3/24/25 5,812
24 Blackstone Private Credit Fund 2.625% 12/15/26 20,547
16 Blackstone Secured Lending Fund 2.125% 2/15/27 13,512
10 Blue Owl Capital Corp 3.750% 7/22/25 9,345
28 Blue Owl Capital Corp 4.250% 1/15/26 26,098
1 Blue Owl Capital Corp 2.625% 1/15/27 855
14 Blue Owl Credit Income Corp 4.700% 2/08/27 12,701
15 Boston Properties LP 3.400% 6/21/29 12,143
14 Brighthouse Financial Inc 5.625% 5/15/30 12,829
11 Brixmor Operating Partnership LP 4.125% 5/15/29 9,632
24 Brown & Brown Inc 2.375% 3/15/31 18,001
20 Canadian Imperial Bank of Commerce 5.001% 4/28/28 19,042
4 Capital One Financial Corp 4.250% 4/30/25 3,863
6 Capital One Financial Corp 1.878% 11/02/27 5,148
34 Capital One Financial Corp 3.800% 1/31/28 29,974
61 Capital One Financial Corp 4.927% 5/10/28 56,431
7 Capital One Financial Corp 3.273% 3/01/30 5,740
46 Capital One Financial Corp 2.359% 7/29/32 30,343
1 Capital One Financial Corp 5.268% 5/10/33 855
100 Charles Schwab Corp/The 5.643% 5/19/29 96,265
36 CI Financial Corp 3.200% 12/17/30 26,342
2 Citigroup Inc 3.290% 3/17/26 1,915
20 Citigroup Inc 4.450% 9/29/27 18,475
1 Citigroup Inc 3.070% 2/24/28 900
100 Citigroup Inc 4.658% 5/24/28 94,710
100 Citigroup Inc 4.412% 3/31/31 88,470
190 Citigroup Inc 4.910% 5/24/33 168,384
72 Citizens Financial Group Inc 2.500% 2/06/30 53,596
8 CNA Financial Corp 3.900% 5/01/29 7,157
8 CNO Financial Group Inc 5.250% 5/30/29 7,382
20 Cooperatieve Rabobank UA 3.750% 7/21/26 18,582
46 Corebridge Financial Inc 3.850% 4/05/29 40,654
3 Corporate Office Properties LP 2.900% 12/01/33 2,038
15 Credit Suisse AG/New York NY 3.700% 2/21/25 14,446
5 CubeSmart LP 2.250% 12/15/28 4,130
18 Deutsche Bank AG/New York NY 6.119% 7/14/26 17,720
4 Deutsche Bank AG/New York NY 2.129% 11/24/26 3,612
4 Deutsche Bank AG/New York NY 2.311% 11/16/27 3,460
1 Deutsche Bank AG/New York NY 3.547% 9/18/31 785
200 Deutsche Bank AG/New York NY 7.079% 2/10/34 176,183
7 Discover Financial Services 4.500% 1/30/26 6,647
18 Discover Financial Services 4.100% 2/09/27 16,157
50 Discover Financial Services 7.964% 11/02/34 49,652
1 Elevance Health Inc 2.875% 9/15/29 850
1 Elevance Health Inc 4.100% 5/15/32 868
8 Elevance Health Inc 3.125% 5/15/50 4,740
23 Enstar Group Ltd 3.100% 9/01/31 17,003
10 EPR Properties 3.750% 8/15/29 7,890
53 Equitable Holdings Inc 4.350% 4/20/28 48,514

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 13 Essex Portfolio LP 2.550% 6/15/31 $ 9,915
11 Extra Space Storage LP 2.400% 10/15/31 8,226
12 Extra Space Storage LP 2.350% 3/15/32 8,795
24 Fairfax Financial Holdings Ltd 4.625% 4/29/30 21,304
11 Federal Realty OP LP 3.500% 6/01/30 9,184
21 Fidelity National Financial Inc 3.400% 6/15/30 17,288
9 Fifth Third Bancorp 2.375% 1/28/25 8,549
2 Fifth Third Bancorp 1.707% 11/01/27 1,705
3 Fifth Third Bancorp 3.950% 3/14/28 2,682
30 Fifth Third Bancorp 6.361% 10/27/28 29,199
21 First American Financial Corp 2.400% 8/15/31 15,168
26 FS KKR Capital Corp 1.650% 10/12/24 24,792
11 FS KKR Capital Corp 3.250% 7/15/27 9,455
16 GATX Corp 4.550% 11/07/28 14,783
50 GATX Corp 6.050% 3/15/34 47,110
10 Goldman Sachs BDC Inc 2.875% 1/15/26 9,207
100 Goldman Sachs Group Inc/The 5.700% 11/01/24 99,623
6 Goldman Sachs Group Inc/The 1.948% 10/21/27 5,262
100 Goldman Sachs Group Inc/The 4.482% 8/23/28 93,625
4 Goldman Sachs Group Inc/The 2.615% 4/22/32 3,048
6 Goldman Sachs Group Inc/The 2.383% 7/21/32 4,453
81 Goldman Sachs Group Inc/The 6.450% 5/01/36 78,048
13 Golub Capital BDC Inc 2.050% 2/15/27 10,939
12 Hartford Financial Services Group Inc/The 2.800% 8/19/29 10,152
5 Healthcare Realty Holdings LP 3.100% 2/15/30 4,068
11 Healthpeak OP LLC 2.875% 1/15/31 8,675
10 Hercules Capital Inc 3.375% 1/20/27 8,712
5 Highwoods Realty LP 3.050% 2/15/30 3,748
11 Host Hotels & Resorts LP 3.500% 9/15/30 8,892
130 HSBC Holdings PLC 6.161% 3/09/29 127,345
200 HSBC Holdings PLC 6.547% 6/20/34 185,869
96 HSBC Holdings PLC 6.800% 6/01/38 89,527
10 (b) Hudson Pacific Properties LP 4.650% 4/01/29 7,141
28 Humana Inc 2.150% 2/03/32 20,680
15 Huntington Bancshares Inc/OH 4.000% 5/15/25 14,372
12 Huntington Bancshares Inc/OH 2.550% 2/04/30 9,235
11 Invitation Homes Operating Partnership LP 2.300% 11/15/28 9,101
28 Jackson Financial Inc 5.170% 6/08/27 26,705
12 Janus Henderson US Holdings Inc 4.875% 8/01/25 11,710
9 Jefferies Financial Group Inc 4.150% 1/23/30 7,679
100 JPMorgan Chase & Co 2.595% 2/24/26 95,311
6 JPMorgan Chase & Co 1.470% 9/22/27 5,227
100 JPMorgan Chase & Co 6.070% 10/22/27 99,789
10 JPMorgan Chase & Co 2.069% 6/01/29 8,312
4 JPMorgan Chase & Co 3.702% 5/06/30 3,509
6 JPMorgan Chase & Co 2.545% 11/08/32 4,546
12 JPMorgan Chase & Co 4.912% 7/25/33 10,779
170 JPMorgan Chase & Co 5.717% 9/14/33 159,197
22 Kemper Corp 3.800% 2/23/32 16,720
77 KeyCorp 2.550% 10/01/29 57,525
5 Kilroy Realty LP 2.650% 11/15/33 3,267
2 Kimco Realty OP LLC 2.250% 12/01/31 1,463
12 Kimco Realty OP LLC 4.250% 4/01/45 8,339
31 Lazard Group LLC 4.500% 9/19/28 28,544
16 (b) Lincoln National Corp 3.625% 12/12/26 14,561
13 Lloyds Banking Group PLC 4.716% 8/11/26 12,601
13 LXP Industrial Trust 2.375% 10/01/31 9,297
21 Main Street Capital Corp 3.000% 7/14/26 18,587
9 Manulife Financial Corp 4.061% 2/24/32 8,122
12 Markel Group Inc 3.350% 9/17/29 10,436

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
4
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 100 MetLife Inc 5.375% 7/15/33 $ 93,511
20 Mitsubishi UFJ Financial Group Inc 5.017% 7/20/28 19,156
200 Mitsubishi UFJ Financial Group Inc 5.475% 2/22/31 190,136
3 Morgan Stanley 4.350% 9/08/26 2,838
2 Morgan Stanley 3.950% 4/23/27 1,842
100 Morgan Stanley 6.296% 10/18/28 99,820
150 Morgan Stanley 3.622% 4/01/31 127,001
1 Morgan Stanley 4.889% 7/20/33 886
100 Morgan Stanley 5.424% 7/21/34 91,268
50 Morgan Stanley 6.627% 11/01/34 49,925
1 Morgan Stanley 2.484% 9/16/36 707
10 Nasdaq Inc 3.850% 6/30/26 9,542
100 Nasdaq Inc 5.550% 2/15/34 92,759
33 NatWest Group PLC 3.754% 11/01/29 31,492
17 NatWest Group PLC 5.076% 1/27/30 15,604
3 NNN REIT Inc 2.500% 4/15/30 2,387
1 NNN REIT Inc 3.000% 4/15/52 534
4 Nomura Holdings Inc 1.851% 7/16/25 3,705
3 Nomura Holdings Inc 5.386% 7/06/27 2,885
4 Nomura Holdings Inc 2.710% 1/22/29 3,303
2 Nomura Holdings Inc 3.103% 1/16/30 1,624
1 Nomura Holdings Inc 2.679% 7/16/30 773
10 Oaktree Specialty Lending Corp 2.700% 1/15/27 8,545
7 Old Republic International Corp 3.875% 8/26/26 6,591
13 Omega Healthcare Investors Inc 3.625% 10/01/29 10,591
10 ORIX Corp 4.000% 4/13/32 8,616
13 Piedmont Operating Partnership LP 2.750% 4/01/32 8,310
100 PNC Financial Services Group Inc/The 5.354% 12/02/28 95,539
50 PNC Financial Services Group Inc/The 6.875% 10/20/34 49,970
23 Prospect Capital Corp 3.437% 10/15/28 17,728
8 Prudential Financial Inc 5.375% 5/15/45 7,604
7 Prudential Financial Inc 5.700% 9/15/48 6,272
1 Prudential Financial Inc 3.700% 10/01/50 788
8 Radian Group Inc 6.625% 3/15/25 7,920
2 Regency Centers LP 2.950% 9/15/29 1,671
7 Regency Centers LP 4.400% 2/01/47 4,896
34 Regions Financial Corp 1.800% 8/12/28 26,568
10 Reinsurance Group of America Inc 3.150% 6/15/30 8,109
100 Reinsurance Group of America Inc 6.000% 9/15/33 94,057
13 Rexford Industrial Realty LP 2.150% 9/01/31 9,420
100 Royal Bank of Canada 4.875% 1/12/26 97,862
100 (b) Royal Bank of Canada 5.200% 8/01/28 96,438
10 Sabra Health Care LP 3.200% 12/01/31 7,339
7 Santander Holdings USA Inc 3.244% 10/05/26 6,287
1 Santander Holdings USA Inc 2.490% 1/06/28 861
32 Santander UK Group Holdings PLC 1.532% 8/21/26 28,985
20 Sixth Street Specialty Lending Inc 3.875% 11/01/24 19,415
100 State Street Corp 5.159% 5/18/34 90,434
12 Stifel Financial Corp 4.000% 5/15/30 10,046
12 STORE Capital Corp 2.700% 12/01/31 8,043
200 Sumitomo Mitsui Financial Group Inc 5.520% 1/13/28 194,773
2 Sun Communities Operating LP 2.300% 11/01/28 1,642
6 Sun Communities Operating LP 4.200% 4/15/32 4,952
6 Synchrony Financial 4.875% 6/13/25 5,690
56 Synchrony Financial 3.700% 8/04/26 49,673
39 Synchrony Financial 3.950% 12/01/27 33,384
100 Toronto-Dominion Bank/The 5.156% 1/10/28 96,408
50 Truist Financial Corp 7.161% 10/30/29 50,295
15 UDR Inc 3.000% 8/15/31 11,881
17 Unum Group 3.875% 11/05/25 16,204

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 100 US Bancorp 5.775% 6/12/29 $ 96,156
12 Ventas Realty LP 2.500% 9/01/31 9,026
9 Wells Fargo & Co 3.908% 4/25/26 8,678
1 Wells Fargo & Co 3.526% 3/24/28 912
150 Wells Fargo & Co 4.808% 7/25/28 141,898
100 Wells Fargo & Co 5.389% 4/24/34 90,526
100 Wells Fargo & Co 5.557% 7/25/34 91,539
16 Welltower OP LLC 2.800% 6/01/31 12,528
6 Welltower OP LLC 3.850% 6/15/32 4,979
117 Westpac Banking Corp 2.668% 11/15/35 85,032
14 Willis North America Inc 4.500% 9/15/28 13,014
11 WP Carey Inc 2.450% 2/01/32 8,089
Total Financials 7,327,209
Industrial - 11.1%
9 AbbVie Inc 3.200% 11/21/29 7,843
15 AbbVie Inc 4.050% 11/21/39 11,720
16 AbbVie Inc 4.625% 10/01/42 12,865
9 Agilent Technologies Inc 2.750% 9/15/29 7,592
10 Allegion plc 3.500% 10/01/29 8,581
3 Altria Group Inc 5.800% 2/14/39 2,667
1 Altria Group Inc 3.875% 9/16/46 618
10 Amcor Flexibles North America Inc 2.690% 5/25/31 7,734
9 American Airlines 2016-2 Class AA Pass
Through Trust2020 A
3.200% 6/15/28 7,991
29 American Tower Corp 2.100% 6/15/30 22,088
1 American Tower Corp 4.050% 3/15/32 839
1 Amgen Inc 2.300% 2/25/31 782
88 Amgen Inc 3.150% 2/21/40 58,935
6 Amgen Inc 5.150% 11/15/41 5,070
1 Amgen Inc 3.000% 1/15/52 568
1 Amgen Inc 4.200% 2/22/52 704
11 Amphenol Corp 2.200% 9/15/31 8,398
3 Aptiv PLC 3.100% 12/01/51 1,616
3 Aptiv PLC / Aptiv Corp 3.250% 3/01/32 2,404
10 ArcelorMittal SA 4.250% 7/16/29 9,006
9 AT&T Inc 2.750% 6/01/31 7,080
100 AT&T Inc 5.400% 2/15/34 91,883
67 AT&T Inc 4.850% 3/01/39 54,659
30 AT&T Inc 3.500% 6/01/41 20,056
14 Autodesk Inc 2.400% 12/15/31 10,755
11 AutoNation Inc 3.850% 3/01/32 8,623
13 AutoZone Inc 4.000% 4/15/30 11,451
11 Avery Dennison Corp 2.250% 2/15/32 8,106
11 Barrick North America Finance LLC 5.700% 5/30/41 10,069
1 BAT Capital Corp 4.742% 3/16/32 859
8 BAT Capital Corp 4.390% 8/15/37 5,814
100 BAT Capital Corp 7.079% 8/02/43 91,167
12 Becton Dickinson & Co 1.957% 2/11/31 9,134
13 Becton Dickinson & Co 4.685% 12/15/44 10,391
22 Bell Telephone Co of Canada or Bell
Canada
3.650% 8/15/52 13,932
10 Best Buy Co Inc 1.950% 10/01/30 7,623
14 Biogen Inc 5.200% 9/15/45 11,650
14 Boardwalk Pipelines LP 3.600% 9/01/32 11,097
45 Boeing Co/The 5.705% 5/01/40 39,806
8 BorgWarner Inc 4.375% 3/15/45 5,696
7 Boston Scientific Corp 4.550% 3/01/39 5,795
12 BP Capital Markets PLC 4.875% N/A (c) 10,446
11 Broadcom Inc, 144A 4.000% 4/15/29 9,826

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
6
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 74 Broadcom Inc, 144A 3.187% 11/15/36 $ 51,249
17 Broadridge Financial Solutions Inc 2.600% 5/01/31 13,188
6 Brunswick Corp/DE 4.400% 9/15/32 4,720
10 Bunge Ltd Finance Corp 3.750% 9/25/27 9,249
21 (b) Campbell Soup Co 2.375% 4/24/30 16,648
1 Canadian Natural Resources Ltd 2.950% 7/15/30 815
5 Canadian Natural Resources Ltd 5.850% 2/01/35 4,574
2 Canadian Natural Resources Ltd 6.750% 2/01/39 1,926
8 Canadian Pacific Railway Co 2.450% 12/02/31 6,975
3 Canadian Pacific Railway Co 4.800% 8/01/45 2,390
14 Canadian Pacific Railway Co 4.700% 5/01/48 10,914
10 Cardinal Health Inc 4.500% 11/15/44 7,259
14 Carlisle Cos Inc 2.200% 3/01/32 10,251
5 Carrier Global Corp 2.722% 2/15/30 4,073
6 Carrier Global Corp 3.577% 4/05/50 3,763
10 CDW LLC / CDW Finance Corp 3.276% 12/01/28 8,543
20 Celanese US Holdings LLC 6.379% 7/15/32 18,772
9 CENCORA INC 2.700% 3/15/31 7,132
5 Cenovus Energy Inc 5.250% 6/15/37 4,275
20 CF Industries Inc 5.375% 3/15/44 16,264
8 Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.375% 4/01/38 6,314
1 Charter Communications Operating LLC
/ Charter Communications Operating
Capital
3.500% 3/01/42 591
94 Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.375% 5/01/47 67,985
1 Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.250% 4/01/53 709
2 Choice Hotels International Inc 3.700% 1/15/31 1,573
10 Church & Dwight Co Inc 2.300% 12/15/31 7,745
33 Cigna Group/The 4.900% 12/15/48 26,390
5 Clorox Co/The 4.400% 5/01/29 4,636
13 Conagra Brands Inc 4.850% 11/01/28 12,215
11 Conagra Brands Inc 5.300% 11/01/38 9,208
6 Constellation Brands Inc 4.750% 5/09/32 5,397
10 Constellation Brands Inc 5.250% 11/15/48 8,358
10 Corning Inc 3.900% 11/15/49 6,752
26 Crown Castle Inc 2.500% 7/15/31 19,636
4 CSX Corp 2.400% 2/15/30 3,269
1 CSX Corp 4.100% 11/15/32 874
1 CSX Corp 3.800% 4/15/50 676
49 CVS Health Corp 4.875% 7/20/35 42,308
18 CVS Health Corp 4.780% 3/25/38 14,888
9 Dell International LLC / EMC Corp 6.200% 7/15/30 8,921
7 Dell International LLC / EMC Corp 8.350% 7/15/46 7,820
2 Dell International LLC / EMC Corp 3.450% 12/15/51 1,192
16 Deutsche Telekom International Finance BV 8.750% 6/15/30 17,927
9 Devon Energy Corp 5.600% 7/15/41 7,640
5 Diamondback Energy Inc 3.125% 3/24/31 4,094
16 Diamondback Energy Inc 4.250% 3/15/52 10,997
10 (b) Dick's Sporting Goods Inc 3.150% 1/15/32 7,547
61 Discovery Communications LLC 4.000% 9/15/55 35,037
7 Dollar General Corp 4.125% 4/03/50 4,575
11 Dollar Tree Inc 3.375% 12/01/51 6,250
10 Dover Corp 2.950% 11/04/29 8,554
2 Dow Chemical Co/The 4.250% 10/01/34 1,686
8 Dow Chemical Co/The 5.250% 11/15/41 6,717

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 15 DuPont de Nemours Inc 5.319% 11/15/38 $ 13,407
6 Eastman Chemical Co 4.800% 9/01/42 4,601
14 eBay Inc 2.600% 5/10/31 10,920
50 Energy Transfer LP 6.550% 12/01/33 49,340
22 Energy Transfer LP 5.800% 6/15/38 19,214
22 Energy Transfer LP 5.000% 5/15/44 16,471
10 EQT Corp 5.700% 4/01/28 9,728
7 Equifax Inc 2.600% 12/15/25 6,537
10 Equifax Inc 5.100% 12/15/27 9,632
22 Equifax Inc 2.350% 9/15/31 16,364
3 Equinix Inc 2.500% 5/15/31 2,290
17 Equinix Inc 3.900% 4/15/32 14,148
4 Expedia Group Inc 3.250% 2/15/30 3,312
3 Expedia Group Inc 2.950% 3/15/31 2,357
10 FactSet Research Systems Inc 3.450% 3/01/32 8,088
7 FedEx Corp 3.100% 8/05/29 6,055
6 FedEx Corp 3.900% 2/01/35 4,831
14 FedEx Corp 4.050% 2/15/48 9,748
11 Fidelity National Information Services Inc 1.650% 3/01/28 9,209
50 Fidelity National Information Services Inc 2.250% 3/01/31 38,106
7 Fiserv Inc 2.250% 6/01/27 6,186
50 Fiserv Inc 5.625% 8/21/33 46,899
13 Flowserve Corp 2.800% 1/15/32 9,580
11 Fortune Brands Innovations Inc 3.250% 9/15/29 9,367
19 Fox Corp 3.500% 4/08/30 16,112
50 Fox Corp 6.500% 10/13/33 48,833
11 Freeport-McMoRan Inc 4.250% 3/01/30 9,534
7 GE Capital Funding LLC 4.550% 5/15/32 6,288
1 General Electric Co 4.350% 5/01/50 749
12 General Mills Inc 4.550% 4/17/38 9,593
2 General Motors Co 6.600% 4/01/36 1,881
8 General Motors Financial Co Inc 4.300% 4/06/29 7,108
10 General Motors Financial Co Inc 3.100% 1/12/32 7,604
12 Genuine Parts Co 2.750% 2/01/32 9,049
17 Gilead Sciences Inc 4.000% 9/01/36 13,850
9 Gilead Sciences Inc 4.750% 3/01/46 7,275
50 Gilead Sciences Inc 5.550% 10/15/53 45,166
1 Global Payments Inc 1.500% 11/15/24 952
6 Global Payments Inc 4.950% 8/15/27 5,697
6 Global Payments Inc 4.450% 6/01/28 5,524
5 Global Payments Inc 2.900% 5/15/30 4,005
1 Global Payments Inc 2.900% 11/15/31 765
7 GLP Capital LP / GLP Financing II Inc 5.300% 1/15/29 6,394
9 Halliburton Co 4.500% 11/15/41 6,947
8 Halliburton Co 4.750% 8/01/43 6,338
10 Hasbro Inc 3.900% 11/19/29 8,592
8 HCA Inc 4.125% 6/15/29 7,101
20 HCA Inc 4.375% 3/15/42 14,414
10 HCA Inc 3.500% 7/15/51 5,793
4 Hewlett Packard Enterprise Co 6.200% 10/15/35 3,926
6 HP Inc 4.750% 1/15/28 5,715
6 HP Inc 3.400% 6/17/30 5,010
16 HP Inc 4.200% 4/15/32 13,490
6 (b) HP Inc 6.000% 9/15/41 5,434
10 Huntsman International LLC 2.950% 6/15/31 7,591
10 IDEX Corp 2.625% 6/15/31 7,804
12 Ingredion Inc 2.900% 6/01/30 9,853
8 International Paper Co 4.800% 6/15/44 6,245
7 International Paper Co 4.400% 8/15/47 5,108
6 J M Smucker Co/The 2.125% 3/15/32 4,392

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
8
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 16 J M Smucker Co/The 4.250% 3/15/35 $ 13,044
6 Jabil Inc 3.600% 1/15/30 5,096
12 Johnson Controls International plc 4.950% 7/02/64 9,045
14 Kellogg Co 2.100% 6/01/30 10,914
15 Keurig Dr Pepper Inc 3.200% 5/01/30 12,655
13 Keurig Dr Pepper Inc 4.500% 4/15/52 9,621
41 Kinder Morgan Energy Partners LP 6.375% 3/01/41 37,357
10 Kinder Morgan Inc 2.000% 2/15/31 7,473
1 Kinder Morgan Inc 3.600% 2/15/51 602
6 Kraft Heinz Foods Co 4.250% 3/01/31 5,302
24 Kraft Heinz Foods Co 5.500% 6/01/50 20,598
3 Kroger Co/The 2.200% 5/01/30 2,352
1 Kroger Co/The 1.700% 1/15/31 738
4 Kroger Co/The 5.400% 1/15/49 3,428
5 L3Harris Technologies Inc 2.900% 12/15/29 4,205
8 L3Harris Technologies Inc 1.800% 1/15/31 5,960
10 Laboratory Corp of America Holdings 2.700% 6/01/31 7,884
2 Lear Corp 3.500% 5/30/30 1,655
10 Lear Corp 2.600% 1/15/32 7,372
2 Leggett & Platt Inc 3.500% 11/15/51 1,196
15 Leidos Inc 2.300% 2/15/31 11,281
10 Lowe's Cos Inc 4.500% 4/15/30 9,147
9 Lowe's Cos Inc 4.050% 5/03/47 6,210
1 Lowe's Cos Inc 4.250% 4/01/52 693
19 LYB International Finance BV 5.250% 7/15/43 15,290
13 Magellan Midstream Partners LP 5.150% 10/15/43 10,318
11 Marathon Petroleum Corp 6.500% 3/01/41 10,440
3 Marriott International Inc/MD 4.650% 12/01/28 2,806
5 Marriott International Inc/MD 4.500% 10/01/34 4,144
6 Martin Marietta Materials Inc 2.500% 3/15/30 4,824
3 Martin Marietta Materials Inc 2.400% 7/15/31 2,301
1 Martin Marietta Materials Inc 3.200% 7/15/51 594
17 Marvell Technology Inc 4.875% 6/22/28 15,997
24 Masco Corp 2.000% 2/15/31 17,993
20 Mastercard Inc 4.875% 3/09/28 19,675
13 McCormick & Co Inc/MD 1.850% 2/15/31 9,636
25 McDonald's Corp 4.700% 12/09/35 21,935
13 MDC Holdings Inc 3.966% 8/06/61 6,864
12 Micron Technology Inc 5.327% 2/06/29 11,402
8 Molson Coors Beverage Co 4.200% 7/15/46 5,673
6 Mondelez International Inc 3.000% 3/17/32 4,817
5 Mondelez International Inc 1.875% 10/15/32 3,591
7 Moody's Corp 3.250% 1/15/28 6,360
45 Moody's Corp 2.000% 8/19/31 33,928
1 Mosaic Co/The 5.450% 11/15/33 914
4 Motorola Solutions Inc 2.300% 11/15/30 3,057
11 Motorola Solutions Inc 2.750% 5/24/31 8,527
42 MPLX LP 4.500% 4/15/38 32,720
5 Mylan Inc 4.550% 4/15/28 4,551
31 National Fuel Gas Co 5.500% 1/15/26 30,405
7 National Fuel Gas Co 2.950% 3/01/31 5,321
13 NetApp Inc 2.700% 6/22/30 10,435
16 (b) Netflix Inc 5.875% 11/15/28 16,006
20 Newmont Corp 5.875% 4/01/35 19,303
6 Norfolk Southern Corp 3.000% 3/15/32 4,823
11 Norfolk Southern Corp 4.800% 8/15/43 8,513
8 Norfolk Southern Corp 3.700% 3/15/53 5,152
9 Northrop Grumman Corp 4.400% 5/01/30 8,297
12 Nutrien Ltd 5.625% 12/01/40 10,558
13 NXP BV / NXP Funding LLC 5.550% 12/01/28 12,546

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 6 NXP BV / NXP Funding LLC / NXP USA Inc 2.500% 5/11/31 $ 4,582
8 NXP BV / NXP Funding LLC / NXP USA Inc 2.650% 2/15/32 6,036
6 NXP BV / NXP Funding LLC / NXP USA Inc 3.250% 11/30/51 3,397
17 Omnicom Group Inc 4.200% 6/01/30 14,973
19 ONEOK Partners LP 6.125% 2/01/41 17,169
20 Oracle Corp 2.875% 3/25/31 16,031
27 Oracle Corp 3.800% 11/15/37 19,868
76 Oracle Corp 3.650% 3/25/41 51,753
14 Orange SA 5.375% 1/13/42 12,145
4 Owens Corning 4.300% 7/15/47 2,851
3 Packaging Corp of America 3.050% 10/01/51 1,691
18 (b) Paramount Global 4.950% 1/15/31 15,032
24 Paramount Global 4.900% 8/15/44 15,080
14 Parker-Hannifin Corp 4.450% 11/21/44 10,818
6 Phillips 66 4.650% 11/15/34 5,217
5 Phillips 66 5.875% 5/01/42 4,666
26 Phillips 66 3.300% 3/15/52 15,237
5 Phillips 66 Co 3.150% 12/15/29 4,270
10 Pioneer Natural Resources Co 5.100% 3/29/26 9,890
13 Plains All American Pipeline LP / PAA
Finance Corp
3.800% 9/15/30 10,955
30 Quanta Services Inc 2.350% 1/15/32 21,596
11 Quest Diagnostics Inc 2.800% 6/30/31 8,707
3 Raytheon Technologies Corp 1.900% 9/01/31 2,200
20 Raytheon Technologies Corp 4.625% 11/16/48 15,390
1 Raytheon Technologies Corp 3.030% 3/15/52 559
14 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 10,551
9 RELX Capital Inc 3.000% 5/22/30 7,531
5 Republic Services Inc 1.750% 2/15/32 3,640
13 Revvity Inc 2.550% 3/15/31 10,015
33 Rogers Communications Inc 5.000% 3/15/44 25,375
1 Rogers Communications Inc 4.550% 3/15/52 692
1 Roper Technologies Inc 2.950% 9/15/29 852
10 Roper Technologies Inc 2.000% 6/30/30 7,751
18 (b) Royalty Pharma PLC 2.150% 9/02/31 13,217
14 (b) RPM International Inc 4.250% 1/15/48 9,572
10 Sabine Pass Liquefaction LLC 4.200% 3/15/28 9,201
6 Sherwin-Williams Co/The 2.200% 3/15/32 4,462
10 Sherwin-Williams Co/The 4.000% 12/15/42 7,139
11 (b) Sonoco Products Co 2.850% 2/01/32 8,545
7 Southern Copper Corp 5.250% 11/08/42 5,857
8 Southwest Airlines Co 3.450% 11/16/27 7,231
40 Spectra Energy Partners LP 4.500% 3/15/45 28,881
9 Starbucks Corp 3.550% 8/15/29 8,052
2 Starbucks Corp 3.000% 2/14/32 1,616
11 Starbucks Corp 3.350% 3/12/50 6,792
16 Steel Dynamics Inc 3.450% 4/15/30 13,534
26 Stryker Corp 4.100% 4/01/43 19,513
24 Suncor Energy Inc 4.000% 11/15/47 16,079
20 Suzano Austria GmbH 3.125% 1/15/32 15,073
13 Sysco Corp 5.950% 4/01/30 12,906
15 Sysco Corp 3.150% 12/14/51 8,673
12 Tapestry Inc 3.050% 3/15/32 8,610
10 Teck Resources Ltd 6.000% 8/15/40 8,679
5 Teledyne FLIR LLC 2.500% 8/01/30 3,934
9 TELUS Corp 4.300% 6/15/49 6,304
5 Textron Inc 3.000% 6/01/30 4,122
38 Time Warner Cable LLC 5.500% 9/01/41 28,479
100 T-Mobile US Inc 6.000% 6/15/54 90,796
11 T-Mobile USA Inc 2.250% 11/15/31 8,167

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
10
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 80 T-Mobile USA Inc 3.400% 10/15/52 $ 47,344
4 Trane Technologies Global Holding Co Ltd 5.750% 6/15/43 3,675
26 TransCanada PipeLines Ltd 4.100% 4/15/30 22,825
19 (b) TransCanada PipeLines Ltd 5.100% 3/15/49 14,833
5 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 4,187
16 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 10,840
4 Triton Container International Ltd / TAL
International Container Corp
3.250% 3/15/32 2,893
11 Tyson Foods Inc 5.100% 9/28/48 8,501
16 United Airlines 2014-1 Class A Pass
Through Trust2020 A
4.000% 4/11/26 15,094
14 Vale Overseas Ltd 3.750% 7/08/30 11,827
23 Valero Energy Corp 3.650% 12/01/51 13,958
25 Verizon Communications Inc 2.550% 3/21/31 19,532
96 Verizon Communications Inc 2.355% 3/15/32 71,784
2 Verizon Communications Inc 3.400% 3/22/41 1,350
7 Verizon Communications Inc 2.850% 9/03/41 4,323
6 Verizon Communications Inc 4.000% 3/22/50 4,080
6 Verizon Communications Inc 3.875% 3/01/52 4,002
12 VF Corp 2.950% 4/23/30 9,399
26 Viatris Inc 3.850% 6/22/40 16,182
12 VICI Properties LP 5.125% 5/15/32 10,370
18 VMware Inc 4.700% 5/15/30 16,303
6 Vodafone Group PLC 4.375% 2/19/43 4,437
37 Vodafone Group PLC 4.875% 6/19/49 27,988
12 Vontier Corp 2.950% 4/01/31 9,034
13 Vulcan Materials Co 3.500% 6/01/30 11,093
14 Walgreens Boots Alliance Inc 4.650% 6/01/46 9,070
10 Warnermedia Holdings Inc 4.279% 3/15/32 8,291
12 Warnermedia Holdings Inc 5.050% 3/15/42 8,889
12 Waste Connections Inc 2.200% 1/15/32 9,034
11 Western Union Co/The 1.350% 3/15/26 9,788
13 Westlake Corp 3.125% 8/15/51 7,001
6 Weyerhaeuser Co 4.000% 4/15/30 5,247
3 Weyerhaeuser Co 3.375% 3/09/33 2,381
3 (b) Whirlpool Corp 4.700% 5/14/32 2,648
10 Whirlpool Corp 5.150% 3/01/43 7,764
23 Williams Cos Inc/The 2.600% 3/15/31 17,933
8 Workday Inc 3.700% 4/01/29 7,143
21 WRKCo Inc 4.900% 3/15/29 19,863
13 Xylem Inc/NY 2.250% 1/30/31 10,048
16 Yamana Gold Inc 2.630% 8/15/31 12,124
2 Zimmer Biomet Holdings Inc 4.250% 8/15/35 1,575
6 Zimmer Biomet Holdings Inc 5.750% 11/30/39 5,330
11 Zoetis Inc 4.700% 2/01/43 9,032
Total Industrial 3,676,435
Utility - 11.1%
5 AEP Texas Inc 3.800% 10/01/47 3,214
7 Ameren Corp 2.500% 9/15/24 6,790
9 Ameren Corp 1.950% 3/15/27 7,966
8 Ameren Corp 1.750% 3/15/28 6,702
4 Ameren Corp 3.500% 1/15/31 3,353
4 American Electric Power Co Inc 4.300% 12/01/28 3,720
99 American Electric Power Co Inc 2.300% 3/01/30 77,794
4 American Electric Power Co Inc 3.875% 2/15/62 3,141
50 American Water Capital Corp 4.150% 6/01/49 36,294
50 Atmos Energy Corp 6.200% 11/15/53 48,527
30 Avangrid Inc 3.200% 4/15/25 28,711
46 Avangrid Inc 3.800% 6/01/29 40,432

Principal
Amount (000) Description (a) Coupon Maturity Value
Utility (continued)
$ 10 Black Hills Corp 1.037% 8/23/24 $ 9,586
4 Black Hills Corp 3.150% 1/15/27 3,650
1 Black Hills Corp 3.050% 10/15/29 828
7 Black Hills Corp 2.500% 6/15/30 5,476
10 Black Hills Corp 4.200% 9/15/46 6,833
11 Black Hills Corp 3.875% 10/15/49 6,984
6 Cleco Corporate Holdings LLC 3.375% 9/15/29 4,957
18 Cleco Corporate Holdings LLC 4.973% 5/01/46 13,034
1 CMS Energy Corp 4.875% 3/01/44 815
11 CMS Energy Corp 3.750% 12/01/50 7,919
111 Constellation Energy Generation LLC 5.600% 6/15/42 95,393
20 Dayton Power & Light Co/The 3.950% 6/15/49 13,276
13 Delmarva Power & Light Co 4.000% 6/01/42 9,106
7 Dominion Energy Inc 3.071% 8/15/24 6,833
6 Dominion Energy Inc 3.600% 3/15/27 5,567
1 Dominion Energy Inc 2.250% 8/15/31 746
1 Dominion Energy Inc 4.350% 8/15/32 865
100 Dominion Energy Inc 5.375% 11/15/32 92,599
8 Dominion Energy Inc 5.250% 8/01/33 7,292
7 Dominion Energy Inc 4.900% 8/01/41 5,591
13 Dominion Energy Inc 4.850% 8/15/52 9,880
3 DTE Energy Co 2.529% 10/01/24 2,904
11 Duke Energy Corp 3.150% 8/15/27 9,961
1 Duke Energy Corp 4.300% 3/15/28 939
337 Duke Energy Corp 3.950% 8/15/47 224,870
1 Duke Energy Corp 5.000% 8/15/52 776
4 Edison International 4.950% 4/15/25 3,919
27 El Paso Electric Co 5.000% 12/01/44 20,958
8 Emera US Finance LP 3.550% 6/15/26 7,498
1 Emera US Finance LP 2.639% 6/15/31 756
42 Emera US Finance LP 4.750% 6/15/46 29,355
43 Enel Chile SA 4.875% 6/12/28 40,110
1 Entergy Corp 0.900% 9/15/25 910
1 Entergy Corp 1.900% 6/15/28 836
15 Entergy Corp 2.800% 6/15/30 12,176
80 Entergy Corp 2.400% 6/15/31 60,785
1 Entergy Corp 3.750% 6/15/50 630
16 Essential Utilities Inc 2.704% 4/15/30 12,922
19 Essential Utilities Inc 2.400% 5/01/31 14,565
21 Essential Utilities Inc 3.351% 4/15/50 12,340
70 Evergy Inc 2.900% 9/15/29 58,784
4 Eversource Energy 0.800% 8/15/25 3,653
1 Eversource Energy 3.300% 1/15/28 901
1 Eversource Energy 4.250% 4/01/29 918
1 Eversource Energy 1.650% 8/15/30 749
1 Eversource Energy 3.375% 3/01/32 804
6 Eversource Energy 3.450% 1/15/50 3,653
6 Exelon Corp 2.750% 3/15/27 5,428
194 Exelon Corp 4.050% 4/15/30 171,368
2 Exelon Corp 3.350% 3/15/32 1,617
3 Exelon Corp 4.950% 6/15/35 2,599
21 Exelon Corp 5.100% 6/15/45 17,052
7 Exelon Corp 4.450% 4/15/46 5,138
1 Exelon Corp 4.700% 4/15/50 754
40 Fortis Inc/Canada 3.055% 10/04/26 36,691
5 Georgia Power Co 2.650% 9/15/29 4,199
200 Georgia Power Co 4.700% 5/15/32 181,069
81 Georgia Power Co 3.700% 1/30/50 53,230
68 Iberdrola International BV 6.750% 7/15/36 69,872
50 Idaho Power Co 5.800% 4/01/54 45,249

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
12
Principal
Amount (000) Description (a) Coupon Maturity Value
Utility (continued)
$ 10 Interstate Power and Light Co 4.100% 9/26/28 $ 9,263
100 Interstate Power and Light Co 3.600% 4/01/29 89,720
1 Interstate Power and Light Co 2.300% 6/01/30 786
5 IPALCO Enterprises Inc 3.700% 9/01/24 4,876
7 IPALCO Enterprises Inc 4.250% 5/01/30 6,028
1 ITC Holdings Corp 5.300% 7/01/43 837
12 National Grid USA 5.803% 4/01/35 11,067
100 National Rural Utilities Cooperative Finance
Corp
4.800% 3/15/28 96,762
18 NextEra Energy Capital Holdings Inc 4.450% 6/20/25 17,550
8 NextEra Energy Capital Holdings Inc 1.875% 1/15/27 7,026
67 NextEra Energy Capital Holdings Inc 1.900% 6/15/28 55,916
4 NextEra Energy Capital Holdings Inc 3.500% 4/01/29 3,524
8 NextEra Energy Capital Holdings Inc 2.750% 11/01/29 6,637
5 NextEra Energy Capital Holdings Inc 2.250% 6/01/30 3,896
4 NextEra Energy Capital Holdings Inc 2.440% 1/15/32 2,999
19 NextEra Energy Capital Holdings Inc 5.000% 7/15/32 17,266
4 (b) NextEra Energy Capital Holdings Inc 5.650% 5/01/79 3,535
3 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 2,400
9 NiSource Inc 3.490% 5/15/27 8,281
15 NiSource Inc 3.600% 5/01/30 12,839
18 NiSource Inc 1.700% 2/15/31 13,183
98 NiSource Inc 5.950% 6/15/41 89,310
6 NiSource Inc 5.650% 2/01/45 5,203
7 NiSource Inc 3.950% 3/30/48 4,734
19 NiSource Inc 5.000% 6/15/52 14,878
100 NSTAR Electric Co 4.950% 9/15/52 81,348
4 Oglethorpe Power Corp 5.950% 11/01/39 3,639
69 Oglethorpe Power Corp 4.200% 12/01/42 47,436
14 Oglethorpe Power Corp 4.250% 4/01/46 9,311
3 Oglethorpe Power Corp 5.050% 10/01/48 2,325
7 Oglethorpe Power Corp 5.250% 9/01/50 5,619
8 Pacific Gas and Electric Co 3.300% 12/01/27 6,967
9 Pacific Gas and Electric Co 3.000% 6/15/28 7,617
9 Pacific Gas and Electric Co 4.200% 3/01/29 7,841
17 Pacific Gas and Electric Co 3.250% 6/01/31 13,197
100 Pacific Gas and Electric Co 5.900% 6/15/32 91,208
109 Pacific Gas and Electric Co 4.200% 6/01/41 72,609
6 Pacific Gas and Electric Co 4.450% 4/15/42 4,053
8 Pacific Gas and Electric Co 3.750% 8/15/42 4,920
7 Pacific Gas and Electric Co 4.300% 3/15/45 4,530
7 Pacific Gas and Electric Co 4.000% 12/01/46 4,234
7 Pacific Gas and Electric Co 3.950% 12/01/47 4,177
106 Pacific Gas and Electric Co 4.950% 7/01/50 73,991
104 Pacific Gas and Electric Co 5.250% 3/01/52 75,294
100 PacifiCorp 5.500% 5/15/54 81,447
48 Pennsylvania Electric Co 6.150% 10/01/38 44,363
31 Piedmont Natural Gas Co Inc 3.500% 6/01/29 27,000
125 Piedmont Natural Gas Co Inc 3.640% 11/01/46 77,920
11 Piedmont Natural Gas Co Inc 3.350% 6/01/50 6,367
60 Pinnacle West Capital Corp 1.300% 6/15/25 55,598
10 PPL Capital Funding Inc 3.100% 5/15/26 9,348
1 PPL Capital Funding Inc 4.125% 4/15/30 884
100 Public Service Electric and Gas Co 5.450% 8/01/53 90,239
16 Public Service Enterprise Group Inc 1.600% 8/15/30 12,007
66 Puget Energy Inc 2.379% 6/15/28 55,886
26 Puget Energy Inc 4.100% 6/15/30 22,208
1 Sempra 3.300% 4/01/25 962
4 Sempra 3.250% 6/15/27 3,624
2 Sempra 3.400% 2/01/28 1,802

Principal
Amount (000) Description (a) Coupon Maturity Value
Utility (continued)
$ 4 Sempra 3.700% 4/01/29 $ 3,545
98 Sempra 3.800% 2/01/38 73,076
19 Sempra 4.000% 2/01/48 12,972
4 Sempra 4.125% 4/01/52 3,081
100 Southern California Edison Co 5.700% 3/01/53 86,927
1 Southern Co Gas Capital Corp 4.400% 5/30/47 720
1 Southern Co/The 5.113% 8/01/27 965
51 Southern Power Co 4.950% 12/15/46 38,976
9 Southwest Gas Corp 2.200% 6/15/30 6,971
90 Southwest Gas Corp 4.050% 3/15/32 76,222
35 Southwest Gas Corp 4.150% 6/01/49 23,243
8 Southwestern Electric Power Co 1.650% 3/15/26 7,241
4 Southwestern Electric Power Co 4.100% 9/15/28 3,665
1 Southwestern Electric Power Co 3.900% 4/01/45 661
109 Southwestern Electric Power Co 3.250% 11/01/51 61,419
21 Southwestern Public Service Co 6.000% 10/01/36 19,820
28 Spire Inc 4.700% 8/15/44 20,084
25 Union Electric Co 5.450% 3/15/53 21,774
11 Xcel Energy Inc 1.750% 3/15/27 9,588
1 Xcel Energy Inc 4.000% 6/15/28 924
18 Xcel Energy Inc 2.350% 11/15/31 13,391
7 Xcel Energy Inc 4.800% 9/15/41 5,450
Total Utility 3,684,014
Total Corporate Debt
(cost $17,426,224) 14,687,658
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. TREASURY - 25.2%
$ 1
United States Treasury Note/Bond
0.875% 1/31/24 791
100
United States Treasury Note/Bond
4.125% 1/31/25 98,555
183
United States Treasury Note/Bond
1.125% 2/28/25 173,242
600
United States Treasury Note/Bond
3.875% 3/31/25 588,797
100
United States Treasury Note/Bond
3.875% 4/30/25 98,062
400
United States Treasury Note/Bond
4.250% 5/31/25 394,250
1,100
United States Treasury Note/Bond
4.625% 6/30/25 1,090,632
250
United States Treasury Note/Bond
4.750% 7/31/25 248,369
800
United States Treasury Note/Bond
5.000% 8/31/25 798,312
808
United States Treasury Note/Bond
0.250% 9/30/25 737,616
425
United States Treasury Note/Bond
0.375% 1/31/26 383,513
425
United States Treasury Note/Bond
0.750% 3/31/26 384,957
704
United States Treasury Note/Bond
0.750% 4/30/26 634,889
3
United States Treasury Note/Bond
0.875% 6/30/26 2,522
4
United States Treasury Note/Bond
1.250% 12/31/26 3,223
1
United States Treasury Note/Bond
2.500% 3/31/27 926
30
United States Treasury Note/Bond
2.750% 4/30/27 27,956
3
United States Treasury Note/Bond
3.250% 6/30/27 2,649
0 (d)
United States Treasury Note/Bond
2.750% 7/31/27 371
150
United States Treasury Note/Bond
3.625% 5/31/28 142,646
205
United States Treasury Note/Bond
4.375% 8/31/28 201,092
150
United States Treasury Note/Bond
4.875% 10/31/28 150,316
150
United States Treasury Note/Bond
3.125% 11/15/28 138,311
233
United States Treasury Note/Bond
2.375% 5/15/29 204,703
37
United States Treasury Note/Bond
1.625% 8/15/29 31,018

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
14
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 35
United States Treasury Note/Bond
0.625% 5/15/30 $ 26,681
50
United States Treasury Note/Bond
3.750% 5/31/30 46,715
0 (d)
United States Treasury Note/Bond
1.625% 5/15/31 318
100
United States Treasury Note/Bond
3.875% 8/15/33 92,047
1,100
United States Treasury Note/Bond
3.375% 8/15/42 851,082
200
United States Treasury Note/Bond
3.875% 2/15/43 166,281
100
United States Treasury Note/Bond
3.875% 5/15/43 83,047
100
United States Treasury Note/Bond
3.000% 8/15/52 68,594
350
United States Treasury Note/Bond
3.625% 2/15/53 272,727
150
United States Treasury Note/Bond
3.625% 5/15/53 116,930
100
United States Treasury Note/Bond
4.125% 8/15/53 85,547
Total U.S. Treasury
(cost $9,047,616) 8,347,687
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SECURITIZED - 19.6%
$ 250 American Express Credit Account Master
Trust 2022 2
3.390% 5/17/27 241,331
100 Avis Budget Rental Car Funding AESOP
LLC 2020 1A, 144A
2.330% 8/20/26 93,801
50
Bank5 2023 5YR3
6.724% 9/15/56 50,728
100
BBCMS Mortgage Trust 2022 C17
4.174% 9/15/55 85,969
150
Benchmark Mortgage Trust 2021 B27
2.703% 7/15/54 87,932
45
BMO Mortgage Trust 2023 5C2, (WI/DD)
6.673% 11/15/56 45,595
150
Capital One Multi-Asset Execution Trust
2022 A2
3.490% 5/15/27 144,841
70
Carmax Auto Owner Trust 2022 3
3.810% 9/15/25 69,948
100
CNH Equipment Trust 2023 B
5.700% 2/15/29 99,660
250
COMM Mortgage Trust 2015 LC19
3.527% 2/10/48 234,964
200
COMM Mortgage Trust 2018 COR3
4.228% 5/10/51 180,978
100
Dell Equipment Finance Trust 2023 3,
144A
6.450% 4/23/29 99,856
25
Fannie Mae Pool FN MA1489
3.000% 7/01/43 21,206
169
Fannie Mae Pool FN AS6302
3.500% 12/01/45 145,387
63
Fannie Mae Pool FN MA3211
4.000% 12/01/47 55,328
113
Fannie Mae Pool FN MA3239
4.000% 1/01/48 99,083
164
Fannie Mae Pool FN MA3276
3.500% 2/01/48 139,603
38
Fannie Mae Pool FN MA3277
4.000% 2/01/48 33,641
84
Fannie Mae Pool FN MA3305
3.500% 3/01/48 71,317
26
Fannie Mae Pool FN MA3306
4.000% 3/01/48 22,613
51
Fannie Mae Pool FN MA3383
3.500% 6/01/48 43,741
339
Fannie Mae Pool FN MA3416
4.500% 7/01/48 308,990
45
Fannie Mae Pool FN MA3467
4.000% 9/01/48 39,818
49
Fannie Mae Pool FN MA3663
3.500% 5/01/49 41,249
74
Fannie Mae Pool FN MA3744
3.000% 8/01/49 60,024
85
Fannie Mae Pool FN MA3774
3.000% 9/01/49 69,031
244
Fannie Mae Pool FN MA4305 2021 MTGE
2.000% 4/01/51 180,791
120
Fannie Mae Pool FN MA4562
2.000% 3/01/52 88,256
437
Fannie Mae Pool FN MA4578 , (WI/DD)
2.500% 4/01/52 336,024
91
Fannie Mae Pool FN MA4737 2022 1
5.000% 8/01/52 83,707
450
Fannie Mae Pool FN MA4738
5.500% 8/01/52 427,645

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 183
Fannie Mae Pool FN MA4761
5.000% 9/01/52 $ 168,926
69
Freddie Mac Gold Pool FG G08800
3.500% 2/01/48 58,761
200 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 K505
4.819% 6/25/28 194,706
200 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 K506
4.650% 8/25/28 193,699
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 K507
4.800% 9/25/28 97,004
195 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 K127
1.353% 11/25/30 163,974
20
GM Financial Automobile Leasing Trust
2022 3
4.010% 10/21/24 19,847
100 GM Financial Consumer Automobile
Receivables Trust 2022 2
3.100% 2/16/27 97,286
221
GS Mortgage Securities Trust 2016 GS4
3.178% 11/10/49 203,859
100
Hertz Vehicle Financing III LLC 2022 1A,
144A
1.990% 6/25/26 93,931
69
Honda Auto Receivables Owner Trust
2022 2
3.810% 3/18/25 68,890
100
HPEFS Equipment Trust 2023 2A, 144A
6.120% 1/21/31 99,926
135
Hyundai Auto Receivables Trust 2022 B
3.720% 11/16/26 131,818
100
John Deere Owner Trust 2022 A
2.490% 1/16/29 94,166
20 Morgan Stanley Bank of America Merrill
Lynch Trust 2015 C20
3.249% 2/15/48 19,214
250
Morgan Stanley Capital I Trust 2021 L5
1.518% 5/15/54 217,317
100
OneMain Financial Issuance Tru 2023 2A,
144A
6.170% 9/15/36 97,483
100
Santander Drive Auto Receivabl 2023 4
6.040% 12/15/31 98,389
23
Santander Drive Auto Receivables Trust
2022 5
4.110% 8/17/26 22,719
100
Tesla Auto Lease Trust 2023 A, 144A
5.860% 8/20/25 99,837
102
Toyota Auto Receivables Owner Trust
2022 C
3.830% 8/15/25 101,816
100
Verizon Master Trust 2022 7
5.230% 11/22/27 99,115
250
Wells Fargo Commercial Mortgage Trust
2014 LC16
4.020% 8/15/50 242,540
100
Westlake Automobile Receivables Trust
2022 1A, 144A
2.750% 3/15/27 98,082
Total Securitized
(cost $7,142,677) 6,486,362
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 9.2%
Government Agency - 0.8%
$ 20 Export-Import Bank of Korea 2.500% 6/29/41 12,801
50 Federal Farm Credit Banks Funding Corp 5.125% 10/10/25 49,970
30 Federal Home Loan Banks 5.000% 2/28/25 29,856
8 Federal Home Loan Mortgage Corp 6.250% 7/15/32 8,634
4 Federal Home Loan Mortgage Corp 1.310% 8/17/33 2,757
1 Federal National Mortgage Association 1.875% 9/24/26 916
6 Federal National Mortgage Association 6.625% 11/15/30 6,506
6 Federal National Mortgage Association 5.625% 7/15/37 6,179

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
16
Principal
Amount (000) Description (a) Coupon Maturity Value
Government Agency (continued)
$ 62 Kreditanstalt fuer Wiederaufbau 1.000% 10/01/26 $ 55,408
9 Tennessee Valley Authority 5.250% 9/15/39 8,476
129 Tennessee Valley Authority 3.500% 12/15/42 95,611
5 Tennessee Valley Authority 4.250% 9/15/52 3,874
Total Government Agency 280,988
Municipal Bonds - 3.7% (e)
18 Bay Area Toll Authority, California, Revenue
Bonds, San Francisco Bay Area Toll Bridge,
Series 2021 (Optional Call: 4/31 at 100.00)
3.126% 4/01/55 10,737
26 Bay Area Toll Authority, California, Revenue
Bonds, San Francisco Bay Area Toll Bridge,
Subordinate Lien, Build America Federally
Taxable Bond Series 2010S-1 (No Opt. Call)
6.918% 4/01/40 27,927
60 Board of Regents of the University of Texas
System, Revenue Financing System Bonds,
Green Series 2016B (No Opt. Call)
3.852% 8/15/46 45,631
42 California State University, Systemwide
Revenue Bonds, Taxable Series 2021B (No
Opt. Call)
2.719% 11/01/52 24,562
10 California State University, Systemwide
Revenue Bonds, Taxable Series 2021B
(Optional Call: 11/31 at 100.00)
2.939% 11/01/52 5,904
50 California State, General Obligation Bonds,
Taxable Various Purpose Series 2018
(Optional Call: 4/28 at 100.00)
4.500% 4/01/33 45,580
70 California State, General Obligation Bonds,
Taxable Various Purpose Series 2018
(Optional Call: 4/28 at 100.00)
4.600% 4/01/38 61,091
50 California State, General Obligation Bonds,
Various Purpose Build America Taxable
Bond Series 2010 (No Opt. Call)
7.625% 3/01/40 57,003
10 Chicago Greater Metropolitan Water
Reclamation District, Illinois, General
Obligation Bonds, Build America Taxable
Bonds, Series 2009 (No Opt. Call)
5.720% 12/01/38 9,786
30 Chicago Transit Authority, Illinois, Sales
and Transfer Tax Receipts Revenue Bonds,
Pension Funding Taxable Series 2008B (No
Opt. Call)
6.899% 12/01/40 31,756
47 Chicago,Illinois, O'Hare International
Airport Revenue Bond, Series 2018 (No
Opt. Call)
4.572% 1/01/54 38,310
40 Commonwealth Financing Authority,
Pennsylvania, Revenue Bonds, Taxable
Series 2021A (No Opt. Call)
2.991% 6/01/42 26,998
6 Commonwealth Financing Authority,
Pennsylvania, State Appropriation Lease
Bonds, Plancon Program, Taxable Series
2018A (No Opt. Call)
3.864% 6/01/38 4,975
10 Cook County, Illinois, General Obligation
Bonds, Build America Taxable Bonds,
Series 2010D (No Opt. Call)
6.229% 11/15/34 10,096
40 Dallas Area Rapid Transit, Texas, Sales Tax
Revenue Bonds, Taxable Refunding Senior
Lien Series 2021A (Optional Call: 12/31 at
100.00)
2.613% 12/01/48 24,174
20 Dallas Fort Worth International Airport,
Texas,  Joint Revenue Bonds, Taxable
Improvement Series 2022A (No Opt. Call)
4.087% 11/01/51 15,079

Principal
Amount (000) Description (a) Coupon Maturity Value
Municipal Bonds (continued)
$ 20 Dallas Fort Worth International Airport,
Texas,  Joint Revenue Bonds, Taxable
Improvement Series 2022A (Optional Call:
11/32 at 100.00)
4.507% 11/01/51 $ 16,061
40 Dallas-Fort Worth International Airport,
Texas, Joint Revenue Bonds, Taxable
Refunding Series 2021C (Optional Call:
11/31 at 100.00)
2.843% 11/01/46 25,952
1 Dormitory Authority of the State of New
York, State Personal Income Tax Revenue
Bonds, General Purpose, Series 2021C (No
Opt. Call)
2.202% 3/15/34 735
40 Grand Parkway Transportation Corporation,
Texas, System Toll Revenue Bonds, Taxable
Refunding Subordinate Lien Series 2020B.
Tela Supported (Optional Call: 4/30 at
100.00)
3.236% 10/01/52 24,695
126 Illinois State, General Obligation Bonds,
Pension Funding Series 2003 (No Opt. Call)
5.100% 6/01/33 116,861
40 Kansas Development Finance Authority,
Kansas, Revenue Bonds, State of Kansas
KPERS Projects, Taxable Series 2021K (No
Opt. Call)
2.774% 5/01/51 24,590
30 Los Angeles Community College District,
California, General Obligation Bonds, Build
America Taxable Bonds, Series 2010 (No
Opt. Call)
6.750% 8/01/49 32,325
5 Los Angeles Department of Water and
Power, California, Waterworks Revenue
Bonds, Taxable Build America Bond Series
2009C (No Opt. Call)
6.008% 7/01/39 5,013
36 Los Angeles Unified School District, Los
Angeles County, California, General
Obligation Bonds, Build America Taxable
Bonds, Series 2009KRY (No Opt. Call)
5.750% 7/01/34 35,714
49 Massachusetts State, General Obligation
Bonds, Taxable Refunding Series
2019D2021 2021 (No Opt. Call)
2.663% 9/01/39 36,169
11 Michigan Finance Authority, Hospital
Revenue Bonds, Trinity Health Credit
Group, Taxable Refunding Series 2019-T
(No Opt. Call)
3.384% 12/01/40 8,012
21 Missouri Health and Educational Facilities
Authority, Revenue Bonds, Washington
University, Series 2016B (No Opt. Call)
3.086% 9/15/51 13,038
36 Municipal Electric Authority of Georgia,
Plant Vogtle Units 3 & 4 Project J Bonds,
Taxable Build America Bonds Series 2010A
(No Opt. Call)
6.637% 4/01/57 36,780
45 New Jersey Turnpike Authority, Revenue
Bonds, Build America Taxable Bonds,
Series 2010A (No Opt. Call)
7.102% 1/01/41 49,297
1 New York City Municipal Water Finance
Authority, New York, Water and Sewer
System Revenue Bonds, Second
Generation Resolution, Build America
Taxable Bonds, Fiscal 2011 Series AA (No
Opt. Call)
5.440% 6/15/43 929
15 New York City Transitional Finance
Authority, New York, Future Tax Secured
Bonds, Build America Taxable Bonds,
Series 2010B-1 (No Opt. Call)
5.572% 11/01/38 14,540

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
18
Principal
Amount (000) Description (a) Coupon Maturity Value
Municipal Bonds (continued)
$ 32 New York State Thruway Authority, General
Revenue Bonds, Taxable Series 2019M (No
Opt. Call)
2.900% 1/01/35 $ 25,613
50 North Texas Tollway Authority, System
Revenue Bonds, Refunding First Tier
Taxable Series 2021A (Optional Call: 1/31
at 100.00)
3.011% 1/01/43 33,430
10 Ohio State University, General Receipts
Bonds, Build America Taxable Bond Series
2010C (No Opt. Call)
4.910% 6/01/40 8,898
100 Port Authority of New York and New
Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Fifth Series 2021
(Optional Call: 7/31 at 100.00)
3.175% 7/15/60 57,820
39 Province of British Columbia Canada (No
Opt. Call)
1.300% 1/29/31 29,902
75 Sales Tax Securitization Corporation,
Illinois, Series 2021 (No Opt. Call)
3.238% 1/01/42 53,295
7 Texas State, General Obligation Bonds,
Transportation Commission, Build America
Taxable Bonds, Series 2010A (No Opt. Call)
4.631% 4/01/33 6,642
90 Texas Transportation Commission,
General Obligation Bonds, Mobility Fund,
Refunding Series 2020 (Optional Call:
10/30 at 100.00)
2.472% 10/01/44 55,837
93 The Rector and Visitors of the University
of Virginia, General Revenue Bonds,
Taxable Pledge and Refunding Series 2020
(Optional Call: 3/50 at 100.00)
2.256% 9/01/50 49,658
32 Tucson, Arizona, Certificates of
Participation, Taxable Series 2021A (No
Opt. Call)
2.856% 7/01/47 20,767
Total Municipal Bonds 1,222,182
Sovereign Debt - 4.7%
8 Chile Government International Bond 2.550% 7/27/33 5,989
5 Chile Government International Bond 3.500% 1/31/34 4,015
1 Chile Government International Bond 3.625% 10/30/42 692
102 Chile Government International Bond 3.500% 1/25/50 64,338
13 Chile Government International Bond 4.000% 1/31/52 8,947
13 Chile Government International Bond 3.250% 9/21/71 6,918
9 Colombia Government International Bond 4.125% 2/22/42 5,343
13 Colombia Government International Bond 5.000% 6/15/45 8,316
19 Colombia Government International Bond 5.200% 5/15/49 12,150
13 Colombia Government International Bond 4.125% 5/15/51 7,188
13 Colombia Government International Bond 3.875% 2/15/61 6,675
21 European Investment Bank 0.750% 10/26/26 18,579
1 Hungary Government International Bond 7.625% 3/29/41 1,024
1 Indonesia Government International Bond 4.350% 1/11/48 761
1 Indonesia Government International Bond 5.350% 2/11/49 879
213 Indonesia Government International Bond 4.300% 3/31/52 157,560
15 Indonesia Government International Bond 3.350% 3/12/71 8,659
20 Inter-American Development Bank 4.375% 1/24/44 17,065
12 International Bank for Reconstruction &
Development
1.625% 11/03/31 9,348
28 Israel Government International Bond 4.500% 1/30/43 21,754
200 Israel Government International Bond 4.125% 1/17/48 139,438
11 Korea International Bond 3.875% 9/20/48 8,212
80 Mexico Government International Bond 4.280% 8/14/41 57,181
200 Mexico Government International Bond 4.750% 3/08/44 148,021
200 Mexico Government International Bond 6.338% 5/04/53 174,844

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Principal
Amount (000) Description (a) Coupon Maturity Value
Sovereign Debt (continued)
$ 98 Panama Government International Bond 4.500% 5/15/47 $ 63,578
130 Panama Government International Bond 3.870% 7/23/60 68,772
1 Peruvian Government International Bond 1.862% 12/01/32 704
13 Peruvian Government International Bond 3.000% 1/15/34 9,833
113 Peruvian Government International Bond 3.300% 3/11/41 74,732
17 Peruvian Government International Bond 3.550% 3/10/51 10,685
5 Peruvian Government International Bond 2.780% 12/01/60 2,514
1 Peruvian Government International Bond 3.600% 1/15/72 567
16 Peruvian Government International Bond 3.230% 7/28/21 8,052
10 Philippine Government International Bond 5.000% 1/13/37 9,034
59 Philippine Government International Bond 3.700% 3/01/41 42,317
200 Philippine Government International Bond 3.200% 7/06/46 124,962
36 Republic of Italy Government International
Bond
5.375% 6/15/33 33,410
60 Republic of Italy Government International
Bond
4.000% 10/17/49 39,328
100 Republic of Poland Government
International Bond
5.500% 4/04/53 88,130
17 Uruguay Government International Bond 5.100% 6/18/50 14,698
90 Uruguay Government International Bond 4.975% 4/20/55 75,311
Total Sovereign Debt 1,560,523
Total Government Related
(cost $4,274,757) 3,063,693
Total Long-Term Investments
(cost $37,891,274) 32,585,400
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
170,192 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(g) $ 170,192
Total Investments Purchased with Collateral from Securities Lending
(cost $170,192) 170,192
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.0%
X –
CORPORATE DEBT - 0.0%
Financials - 0.0%
$ 12 BGC Group Inc 3.750% 10/01/24 11,551
Total Financials 11,551
Total Corporate Debt
(cost $10,968) 11,551
Total Short-Term Investments
(cost $10,968) 11,551
Total Investments (cost $ 38,072,434 ) - 98 .8% 32,767,143
Other Assets & Liabilities, Net - 1.2% 403,880
Net Assets - 100% $ 33,171,023

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
20
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 14,687,658 $ – $ 14,687,658
U.S. Treasury – 8,347,687 – 8,347,687
Securitized – 6,486,362 – 6,486,362
Government Related – 3,063,693 – 3,063,693
Investments Purchased with Collateral from
Securities Lending 170,192 – – 170,192
Short-Term Investments:
Corporate Debt – 11,551 – 11,551
Total
$ 170,192 $ 32,596,951 $ – $ 32,767,143
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $163,603.
(c) Perpetual security. Maturity date is not applicable.
(d) Principal Amount (000) rounds to less than $1,000.
(e) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(f) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
(NUSA)
Portfolio of Investments October 31, 2023
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.7%
X –
U.S. TREASURY - 57.1%
$ 350
United States Treasury Note/Bond
4.250% 12/31/24 $ 345,529
781
United States Treasury Note/Bond
1.375% 1/31/25 743,994
700
United States Treasury Note/Bond
4.125% 1/31/25 689,883
800
United States Treasury Note/Bond
4.625% 2/28/25 793,094
800
United States Treasury Note/Bond
3.875% 3/31/25 785,062
1,700
United States Treasury Note/Bond
3.875% 4/30/25 1,667,062
100
United States Treasury Note/Bond
0.250% 5/31/25 92,543
1,100
United States Treasury Note/Bond
4.250% 5/31/25 1,084,187
2,400
United States Treasury Note/Bond
4.625% 6/30/25 2,379,563
650
United States Treasury Note/Bond
0.250% 7/31/25 597,264
1,050
United States Treasury Note/Bond
4.750% 7/31/25 1,043,150
200
United States Treasury Note/Bond
0.375% 12/31/25 181,227
250
United States Treasury Note/Bond
3.875% 1/15/26 244,043
800
United States Treasury Note/Bond
4.000% 2/15/26 782,625
700
United States Treasury Note/Bond
0.750% 4/30/26 631,641
850
United States Treasury Note/Bond
0.750% 5/31/26 764,303
50
United States Treasury Note/Bond
0.875% 6/30/26 45,043
100
United States Treasury Note/Bond
1.125% 10/31/26 89,598
100
United States Treasury Note/Bond
1.250% 12/31/26 89,516
900
United States Treasury Note/Bond
1.875% 2/28/27 817,488
300
United States Treasury Note/Bond
2.500% 3/31/27 277,863
850
United States Treasury Note/Bond
2.750% 4/30/27 792,094
850
United States Treasury Note/Bond
2.625% 5/31/27 787,246
150
United States Treasury Note/Bond
3.250% 6/30/27 141,885
250
United States Treasury Note/Bond
2.750% 7/31/27 231,846
150
United States Treasury Note/Bond
3.125% 8/31/27 140,859
500
United States Treasury Note/Bond
4.125% 10/31/27 486,445
500
United States Treasury Note/Bond
3.875% 11/30/27 481,699
100
United States Treasury Note/Bond
3.875% 12/31/27 96,305
500
United States Treasury Note/Bond
3.500% 1/31/28 474,082
600
United States Treasury Note/Bond
4.000% 2/29/28 580,219
700
United States Treasury Note/Bond
3.625% 3/31/28 666,230
900
United States Treasury Note/Bond
3.500% 4/30/28 851,625
800
United States Treasury Note/Bond
3.625% 5/31/28 760,781
1,200
United States Treasury Note/Bond
4.000% 6/30/28 1,158,469
400
United States Treasury Note/Bond
4.125% 7/31/28 388,047
700
United States Treasury Note/Bond
4.375% 8/31/28 686,656
300
United States Treasury Note/Bond
4.625% 9/30/28 297,281
Total U.S. Treasury
(cost $23,959,469) 23,166,447

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
22
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE DEBT - 24.4%
Financials - 11.5%
$ 100 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.875% 1/23/28 $ 89,809
10 Aflac Inc 1.125% 3/15/26 8,979
20 Air Lease Corp 0.800% 8/18/24 19,125
60 Air Lease Corp 2.875% 1/15/26 55,689
20 Ally Financial Inc 7.100% 11/15/27 19,595
100 American Express Co 5.850% 11/05/27 100,103
50 American International Group Inc 3.900% 4/01/26 47,638
60 Banco Santander SA 1.722% 9/14/27 52,007
50 Bank of America Corp 4.827% 7/22/26 48,723
300 Bank of America Corp 1.734% 7/22/27 264,753
100 Bank of America Corp 4.376% 4/27/28 93,348
40 Bank of Montreal 1.250% 9/15/26 35,059
50 Bank of Montreal 5.717% 9/25/28 48,959
60 Bank of New York Mellon Corp/The 0.750% 1/28/26 53,786
100 Bank of Nova Scotia/The 1.350% 6/24/26 88,677
100 Barclays PLC 2.279% 11/24/27 87,536
40 Boston Properties LP 2.750% 10/01/26 35,368
20 Brixmor Operating Partnership LP 3.900% 3/15/27 18,298
50 Camden Property Trust 5.850% 11/03/26 50,002
30 Canadian Imperial Bank of Commerce 3.300% 4/07/25 28,866
20 Canadian Imperial Bank of Commerce 3.945% 8/04/25 19,294
30 Capital One Financial Corp 2.636% 3/03/26 28,137
50 Capital One Financial Corp 7.149% 10/29/27 50,007
60 Capital One Financial Corp 3.800% 1/31/28 52,895
30 Centene Corp 4.250% 12/15/27 27,609
70 Charles Schwab Corp/The 1.150% 5/13/26 61,524
30 Charles Schwab Corp/The 2.450% 3/03/27 26,449
10 Charles Schwab Corp/The 5.643% 5/19/29 9,626
20 Chubb INA Holdings Inc 3.150% 3/15/25 19,300
120 Citigroup Inc 3.290% 3/17/26 114,916
100 Citigroup Inc 4.658% 5/24/28 94,710
30 Citizens Financial Group Inc 2.850% 7/27/26 26,656
60 Cooperatieve Rabobank UA 4.375% 8/04/25 57,623
50 Deutsche Bank AG/New York NY 2.129% 11/24/26 45,148
30 Digital Realty Trust LP 3.700% 8/15/27 27,415
30 Elevance Health Inc 3.650% 12/01/27 27,637
40 Equitable Holdings Inc 4.350% 4/20/28 36,614
40 Fifth Third Bancorp 1.707% 11/01/27 34,093
30 GATX Corp 3.250% 9/15/26 27,768
100 Goldman Sachs Group Inc/The 5.700% 11/01/24 99,623
100 Goldman Sachs Group Inc/The 4.482% 8/23/28 93,625
50 Goldman Sachs Group Inc/The 6.484% 10/24/29 49,988
20 Healthpeak OP LLC 3.250% 7/15/26 18,704
210 HSBC Holdings PLC 4.755% 6/09/28 196,618
10 (b) Hudson Pacific Properties LP 5.950% 2/15/28 7,872
60 Huntington Bancshares Inc/OH 4.000% 5/15/25 57,489
40 ING Groep NV 1.726% 4/01/27 35,728
100 JPMorgan Chase & Co 1.578% 4/22/27 89,213
170 JPMorgan Chase & Co 2.947% 2/24/28 153,019
100 JPMorgan Chase & Co 4.851% 7/25/28 95,551
30 Kimco Realty OP LLC 3.800% 4/01/27 27,623
30 (b) Lincoln National Corp 3.625% 12/12/26 27,302
50 Lloyds Banking Group PLC 4.582% 12/10/25 47,553
50 M&T Bank Corp 7.413% 10/30/29 50,125
30 Manulife Financial Corp 4.150% 3/04/26 28,861
80 Mizuho Financial Group Inc 2.651% 5/22/26 75,529
100 Morgan Stanley 2.630% 2/18/26 95,210
100 Morgan Stanley 4.679% 7/17/26 97,166

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 100 Morgan Stanley 5.164% 4/20/29 $ 95,143
50 Morgan Stanley 6.407% 11/01/29 49,977
100 Nasdaq Inc 5.350% 6/28/28 97,379
50 NatWest Group PLC 4.800% 4/05/26 48,176
30 Nomura Holdings Inc 2.648% 1/16/25 28,652
20 ORIX Corp 5.000% 9/13/27 19,435
50 PNC Financial Services Group Inc/The 1.150% 8/13/26 43,908
50 PNC Financial Services Group Inc/The 6.615% 10/20/27 50,124
20 Progressive Corp/The 2.500% 3/15/27 18,056
30 Radian Group Inc 4.500% 10/01/24 29,235
10 Royal Bank of Canada 0.750% 10/07/24 9,531
50 Royal Bank of Canada 1.200% 4/27/26 44,589
50 Santander Holdings USA Inc 2.490% 1/06/28 43,046
50 Santander UK Group Holdings PLC 1.673% 6/14/27 43,579
10 SITE Centers Corp 4.700% 6/01/27 9,208
70 State Street Corp 5.820% 11/04/28 69,191
100 Sumitomo Mitsui Financial Group Inc 3.784% 3/09/26 94,953
10 Synchrony Financial 4.875% 6/13/25 9,484
10 Toronto-Dominion Bank/The 4.285% 9/13/24 9,858
50 Toronto-Dominion Bank/The 1.200% 6/03/26 44,329
40 Toronto-Dominion Bank/The 1.250% 9/10/26 35,185
80 Truist Financial Corp 4.260% 7/28/26 76,620
50 Truist Financial Corp 7.161% 10/30/29 50,295
100 UBS Group AG 4.550% 4/17/26 95,602
50 US Bancorp 3.100% 4/27/26 46,090
20 Ventas Realty LP 3.850% 4/01/27 18,508
60 Westpac Banking Corp 2.894% 2/04/30 56,786
40 Willis North America Inc 4.650% 6/15/27 38,070
Total Financials 4,655,549
Industrial - 11.3%
30 (b) 3M Co 2.250% 9/19/26 27,182
50 Alibaba Group Holding Ltd 3.400% 12/06/27 45,676
20 Amcor Finance USA Inc 3.625% 4/28/26 18,842
100 (b) American Honda Finance Corp 5.250% 7/07/26 99,188
50 American Tower Corp 3.650% 3/15/27 46,037
70 Amgen Inc 3.200% 11/02/27 63,881
100 Astrazeneca Finance LLC 1.200% 5/28/26 89,941
90 AT&T Inc 1.700% 3/25/26 81,689
100 AutoZone Inc 5.050% 7/15/26 98,300
20 Baxter International Inc 2.600% 8/15/26 18,243
40 Bristol-Myers Squibb Co 3.200% 6/15/26 37,904
50 Broadcom Corp / Broadcom Cayman
Finance Ltd
3.875% 1/15/27 46,733
20 Canadian Pacific Railway Co 1.750% 12/02/26 17,784
80 Caterpillar Financial Services Corp 0.800% 11/13/25 72,854
20 Celanese US Holdings LLC 6.165% 7/15/27 19,521
50 Cigna Group/The 1.250% 3/15/26 44,983
30 CNH Industrial Capital LLC 1.450% 7/15/26 26,755
110 Comcast Corp 3.300% 4/01/27 101,935
20 Conagra Brands Inc 5.300% 10/01/26 19,658
50 Crown Castle Inc 2.900% 3/15/27 44,876
80 CVS Health Corp 2.875% 6/01/26 74,345
40 CVS Health Corp 3.625% 4/01/27 37,130
6 Dell International LLC / EMC Corp 6.020% 6/15/26 6,008
70 Dell International LLC / EMC Corp 5.250% 2/01/28 68,408
10 Discovery Communications LLC 3.950% 3/20/28 9,032
20 Dollar General Corp 4.625% 11/01/27 18,987
20 DXC Technology Co 1.800% 9/15/26 17,529
60 Eastern Energy Gas Holdings LLC 2.500% 11/15/24 57,846

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
24
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 20 eBay Inc 1.400% 5/10/26 $ 17,917
50 Enbridge Inc 8.250% 1/15/84 47,929
10 Equinix Inc 1.450% 5/15/26 8,932
10 Equinix Inc 1.800% 7/15/27 8,559
60 Fidelity National Information Services Inc 1.650% 3/01/28 50,232
50 Fiserv Inc 5.450% 3/02/28 49,013
20 Fortive Corp 3.150% 6/15/26 18,639
30 General Mills Inc 4.200% 4/17/28 28,115
90 General Motors Financial Co Inc 5.400% 4/06/26 88,079
40 Gilead Sciences Inc 2.950% 3/01/27 36,667
40 Global Payments Inc 1.500% 11/15/24 38,060
50 Global Payments Inc 4.950% 8/15/27 47,471
20 HCA Inc 5.250% 6/15/26 19,527
10 HCA Inc 4.500% 2/15/27 9,458
50 HCA Inc 3.125% 3/15/27 45,119
50 Home Depot Inc/The 2.125% 9/15/26 45,776
40 HP Inc 1.450% 6/17/26 35,768
30 Illumina Inc 5.750% 12/13/27 29,313
100 Intel Corp 2.600% 5/19/26 93,567
100 International Business Machines Corp 3.300% 5/15/26 94,577
10 Jabil Inc 4.250% 5/15/27 9,384
30 John Deere Capital Corp 0.700% 1/15/26 27,053
100 John Deere Capital Corp 4.950% 7/14/28 97,543
50 (b) Johnson & Johnson 0.550% 9/01/25 45,922
20 Kellogg Co 3.400% 11/15/27 18,145
10 Kinder Morgan Inc 1.750% 11/15/26 8,862
30 Kinder Morgan Inc 4.300% 3/01/28 27,978
40 Kraft Heinz Foods Co 3.000% 6/01/26 37,378
10 Kyndryl Holdings Inc 2.050% 10/15/26 8,716
20 Laboratory Corp of America Holdings 1.550% 6/01/26 17,907
10 Laboratory Corp of America Holdings 3.600% 9/01/27 9,305
10 Lennox International Inc 1.700% 8/01/27 8,573
30 Lowe's Cos Inc 4.800% 4/01/26 29,383
10 Marathon Petroleum Corp 5.125% 12/15/26 9,788
40 Mastercard Inc 4.875% 3/09/28 39,350
20 McKesson Corp 1.300% 8/15/26 17,753
100 Microsoft Corp 2.400% 8/08/26 93,000
10 Mondelez International Inc 2.625% 3/17/27 9,049
25 Moody's Corp 3.750% 3/24/25 24,270
30 (b) Motorola Solutions Inc 4.600% 2/23/28 28,379
30 MPLX LP 4.125% 3/01/27 28,174
30 MPLX LP 4.250% 12/01/27 27,906
60 National Fuel Gas Co 5.200% 7/15/25 58,957
10 Nokia Oyj 4.375% 6/12/27 9,252
50 ONEOK Inc 5.550% 11/01/26 49,396
60 Oracle Corp 2.950% 11/15/24 58,189
90 Oracle Corp 2.800% 4/01/27 81,428
100 PACCAR Financial Corp 5.050% 8/10/26 99,391
20 Parker-Hannifin Corp 4.250% 9/15/27 18,966
40 PayPal Holdings Inc 2.400% 10/01/24 38,789
20 (b) PayPal Holdings Inc 3.900% 6/01/27 19,002
100 PepsiCo Inc 2.625% 3/19/27 91,692
110 Pfizer Investment Enterprises Pte Ltd 4.450% 5/19/26 107,390
20 Phillips 66 Co 3.750% 3/01/28 18,420
50 Procter & Gamble Co/The 1.900% 2/01/27 45,115
20 Regal Rexnord Corp, 144A 6.050% 4/15/28 19,132
10 Republic Services Inc 2.900% 7/01/26 9,346
20 Rogers Communications Inc 3.200% 3/15/27 18,181
30 Roper Technologies Inc 1.400% 9/15/27 25,389
20 Ryder System Inc 2.850% 3/01/27 18,069

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 50 Ryder System Inc 6.300% 12/01/28 $ 49,811
30 S&P Global Inc 2.450% 3/01/27 27,148
50 Sabine Pass Liquefaction LLC 5.000% 3/15/27 48,153
20 Sherwin-Williams Co/The 3.450% 6/01/27 18,525
50 Shire Acquisitions Investments Ireland DAC 3.200% 9/23/26 46,559
20 Stanley Black & Decker Inc 2.300% 2/24/25 19,071
20 Starbucks Corp 3.500% 3/01/28 18,368
30 Sysco Corp 3.250% 7/15/27 27,330
50 (b) Target Corp 2.250% 4/15/25 47,738
100 Toyota Motor Corp 5.275% 7/13/26 99,673
150 Toyota Motor Credit Corp 4.450% 5/18/26 146,515
50 TransCanada PipeLines Ltd 4.250% 5/15/28 46,216
30 Unilever Capital Corp 4.875% 9/08/28 29,304
30 Verizon Communications Inc 3.000% 3/22/27 27,402
70 Verizon Communications Inc 2.100% 3/22/28 59,710
50 Visa Inc 3.150% 12/14/25 47,709
30 VMware Inc 1.400% 8/15/26 26,426
10 VMware Inc 3.900% 8/21/27 9,266
110 Walt Disney Co/The 1.750% 1/13/26 101,578
40 Warnermedia Holdings Inc 3.755% 3/15/27 36,824
20 Waste Management Inc 3.150% 11/15/27 18,296
20 Western Union Co/The 1.350% 3/15/26 17,797
100 Weyerhaeuser Co 4.750% 5/15/26 97,380
Total Industrial 4,600,706
Utility - 1.6%
40 American Electric Power Co Inc 5.750% 11/01/27 39,741
10 American Water Capital Corp 2.950% 9/01/27 9,049
20 Atmos Energy Corp 3.000% 6/15/27 18,338
15 Avangrid Inc 3.150% 12/01/24 14,493
40 Berkshire Hathaway Energy Co 4.050% 4/15/25 39,069
10 CenterPoint Energy Inc 2.500% 9/01/24 9,707
10 CMS Energy Corp 3.000% 5/15/26 9,333
30 DTE Energy Co 1.050% 6/01/25 27,714
10 Enel Americas SA 4.000% 10/25/26 9,336
20 Evergy Kansas Central Inc 2.550% 7/01/26 18,487
60 Eversource Energy 2.900% 3/01/27 54,368
50 Exelon Corp 3.400% 4/15/26 47,405
20 Fortis Inc/Canada 3.055% 10/04/26 18,346
10 Interstate Power and Light Co 3.250% 12/01/24 9,714
10 Louisville Gas and Electric Co 3.300% 10/01/25 9,582
50 National Rural Utilities Cooperative Finance
Corp
3.450% 6/15/25 48,208
40 NiSource Inc 0.950% 8/15/25 36,547
20 Oncor Electric Delivery Co LLC 2.950% 4/01/25 19,246
20 Public Service Electric and Gas Co 2.250% 9/15/26 18,318
100 Sempra 5.400% 8/01/26 98,583
50 Southern California Edison Co 4.900% 6/01/26 48,790
40 WEC Energy Group Inc 5.000% 9/27/25 39,411
Total Utility 643,785
Total Corporate Debt
(cost $10,291,493) 9,900,040
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SECURITIZED - 10.4%
$ 100 American Express Credit Account Master
Trust 2023 1
4.870% 5/15/28 98,288
20
BA Credit Card Trust 2021 A1
0.440% 9/15/26 19,518

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
26
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 50
BANK 2021 BN34
1.935% 6/15/63 $ 44,076
100
Barclays Dryrock Issuance Trust 2021 1
0.630% 7/15/27 95,442
100
Benchmark Mortgage Trust 2021 B29
2.024% 9/15/54 86,422
100
Capital One Multi-Asset Execution Trust
2021 A3
1.040% 11/15/26 95,167
100
CarMax Auto Owner Trust 2023 4
6.300% 7/17/28 100,718
100
Citigroup Commercial Mortgage Trust
2016 GC37
3.314% 4/10/49 93,128
120
COMM Mortgage Trust 2014 LC17
3.648% 10/10/47 117,473
2
Dell Equipment Finance Trust 2022 1,
144A
2.110% 8/23/27 1,778
100
Discover Card Execution Note Trust 2021
A1
0.580% 9/15/26 95,461
44
Fannie Mae Pool FN MA3392
3.500% 6/01/33 41,596
76
Fannie Mae Pool FN MA3798
3.000% 10/01/34 68,248
21
Fannie Mae Pool FN MA3828
3.000% 11/01/34 18,758
23
Fannie Mae Pool FN MA3897
3.000% 1/01/35 20,535
258
Fannie Mae Pool FN MA3985
3.000% 4/01/35 231,956
100
Fannie Mae Pool FN MA3986
3.500% 4/01/35 91,766
260
Fannie Mae Pool FN MA4075
2.500% 7/01/35 230,163
291
Fannie Mae Pool FN MA4206
2.000% 12/01/35 249,477
116
Fannie Mae Pool FN MA4417
1.500% 9/01/36 95,836
215
Fannie Mae Pool FN MA4469
1.500% 11/01/36 176,895
112
Fannie Mae Pool FN MA4470
2.000% 11/01/36 95,281
168
Fannie Mae Pool FN MA4567 2022 2022
2.000% 3/01/37 142,293
207
Fannie Mae Pool FN MA4568 2022 1
2.500% 3/01/37 180,300
85
Fannie Mae Pool FN MA4583
2.500% 4/01/37 73,927
433
Fannie Mae Pool FN MA4602
2.000% 5/01/37 366,909
91
Fannie Mae Pool FN MA4994
4.000% 4/01/38 85,018
183
Fannie Mae Pool FN MA4990
4.500% 4/01/38 173,737
98
Fannie Mae Pool FN MA5023
4.000% 5/01/38 91,034
93
Fannie Mae Pool FN MA5093
5.000% 7/01/38 89,699
80
Freddie Mac Gold Pool FG G18642
3.500% 4/01/32 75,118
200 Freddie Mac Multifamily Structured Pass
Through Certificates 2015 K046
3.205% 3/25/25 193,523
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 K505
4.819% 6/25/28 97,353
50
John Deere Owner Trust 2021 B
0.740% 5/15/28 46,602
4
MMAF Equipment Finance LLC 2019 A,
144A
2.930% 3/10/26 3,970
100 Santander Drive Auto Receivables Trust
2022-4
4.420% 11/15/27 97,338
58
SoFi Professional Loan Program Trust 2020
C, 144A
1.950% 2/15/46 51,939
50
Toyota Auto Receivables Owner Trust
2021 B
0.530% 10/15/26 46,488
90
Verizon Master Trust 2021 1
0.500% 5/20/27 87,296
100
Wells Fargo Commercial Mortgage Trust
2018 C44
3.948% 5/15/51 91,222

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 63
Wells Fargo Commercial Mortgage Trust
2016 C32
3.324% 1/15/59 $ 61,219
Total Securitized
(cost $4,545,064) 4,222,967
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 6.8%
Government Agency - 3.9%
$ 100 Export Development Canada 4.375% 6/29/26 98,290
100 (b) Federal National Mortgage Association 0.625% 4/22/25 93,509
300 Federal National Mortgage Association 0.540% 10/27/25 273,859
50 Japan Bank for International Cooperation 0.625% 7/15/25 46,039
200 Japan Bank for International Cooperation 4.250% 4/27/26 194,667
100 Kreditanstalt fuer Wiederaufbau 1.250% 1/31/25 94,994
100 Kreditanstalt fuer Wiederaufbau 0.625% 1/22/26 90,645
305 Kreditanstalt fuer Wiederaufbau 3.625% 4/01/26 295,052
20 Landwirtschaftliche Rentenbank 0.500% 5/27/25 18,542
90 Landwirtschaftliche Rentenbank 1.750% 7/27/26 82,454
30 Oesterreichische Kontrollbank AG 2.875% 5/23/25 28,871
70 Oesterreichische Kontrollbank AG 0.500% 2/02/26 63,061
30 Svensk Exportkredit AB 0.625% 5/14/25 27,872
200 Svensk Exportkredit AB 4.375% 2/13/26 195,964
Total Government Agency 1,603,819
Sovereign Debt - 2.9%
50 African Development Bank 0.875% 7/22/26 44,711
60 Asian Development Bank 4.250% 1/09/26 58,925
180 Asian Development Bank 1.000% 4/14/26 163,210
70 Canada Government International Bond 3.750% 4/26/28 66,635
50 European Bank for Reconstruction &
Development
0.500% 5/19/25 46,395
100 European Investment Bank 2.750% 8/15/25 95,845
110 European Investment Bank 2.375% 5/24/27 100,918
70 Inter-American Development Bank 0.875% 4/03/25 65,693
100 Inter-American Development Bank 4.500% 5/15/26 98,650
50 International Bank for Reconstruction &
Development
0.625% 4/22/25 46,691
210 International Bank for Reconstruction &
Development
2.500% 7/29/25 200,492
50 International Bank for Reconstruction &
Development
4.625% 8/01/28 49,233
50 International Finance Corp 3.625% 9/15/25 48,614
75 International Finance Corp 4.500% 7/13/28 73,560
Total Sovereign Debt 1,159,572
Total Government Related
(cost $2,798,213) 2,763,391
Total Long-Term Investments
(cost $41,594,239) 40,052,845
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
296,321 (c) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(d) $ 296,321
Total Investments Purchased with Collateral from Securities Lending
(cost $296,321) 296,321
Total Investments (cost $ 41,890,560 ) - 99 .5% 40,349,166
Other Assets & Liabilities, Net - 0.5% 218,817
Net Assets - 100% $ 40,567,983

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
28
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
U.S. Treasury $ – $ 23,166,447 $ – $ 23,166,447
Corporate Debt – 9,900,040 – 9,900,040
Securitized – 4,222,967 – 4,222,967
Government Related – 2,763,391 – 2,763,391
Investments Purchased with Collateral from
Securities Lending 296,321 – – 296,321
Total
$ 296,321 $ 40,052,845 $ – $ 40,349,166
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $286,773.
(c) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
S&P Standard & Poor's

Nuveen ESG High Yield Corporate Bond ETF
(NUHY)
Portfolio of Investments October 31, 2023
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 97.3%
X –
CORPORATE DEBT - 97.3%
Financials - 7.4%
$ 100 Apollo Commercial Real Estate Finance Inc,
144A
4.625% 6/15/29 $ 76,546
110 Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL,
144A
5.750% 5/15/26 100,722
400 Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL,
144A
4.500% 4/01/27 333,680
100 Coinbase Global Inc, 144A 3.375% 10/01/28 73,424
100 Coinbase Global Inc, 144A 3.625% 10/01/31 67,986
30 Compass Group Diversified Holdings LLC,
144A
5.250% 4/15/29 25,618
9 Diversified Healthcare Trust 4.375% 3/01/31 6,193
170 Global Atlantic Fin Co, 144A 4.700% 10/15/51 118,280
100 goeasy Ltd, 144A 5.375% 12/01/24 98,021
170 HAT Holdings I LLC / HAT Holdings II LLC,
144A
3.375% 6/15/26 149,637
160 Howard Hughes Corp/The, 144A 5.375% 8/01/28 140,658
140 Howard Hughes Corp/The, 144A 4.375% 2/01/31 106,567
250 Kennedy-Wilson Inc 4.750% 3/01/29 188,125
250 Kennedy-Wilson Inc 4.750% 2/01/30 182,500
150 Kennedy-Wilson Inc 5.000% 3/01/31 107,625
100 Liberty Mutual Group Inc, 144A 4.125% 12/15/51 79,391
110 MGIC Investment Corp 5.250% 8/15/28 101,109
50 Molina Healthcare Inc, 144A 4.375% 6/15/28 44,501
200 Molina Healthcare Inc, 144A 3.875% 11/15/30 163,124
70 Molina Healthcare Inc, 144A 3.875% 5/15/32 55,003
400 MPT Operating Partnership LP / MPT
Finance Corp
4.625% 8/01/29 276,933
100 Nationstar Mortgage Holdings Inc, 144A 5.500% 8/15/28 88,370
100 Nationstar Mortgage Holdings Inc, 144A 5.750% 11/15/31 83,285
100 OneMain Finance Corp 7.125% 3/15/26 97,120
467 OneMain Finance Corp 6.625% 1/15/28 424,856
100 Park Intermediate Holdings LLC / PK
Domestic Property LLC / PK Finance Co-
Issuer, 144A
7.500% 6/01/25 98,980
450 Park Intermediate Holdings LLC / PK
Domestic Property LLC / PK Finance Co-
Issuer, 144A
5.875% 10/01/28 405,090
200 Park Intermediate Holdings LLC / PK
Domestic Property LLC / PK Finance Co-
Issuer, 144A
4.875% 5/15/29 166,919
80 PennyMac Financial Services Inc, 144A 5.375% 10/15/25 76,185
275 PennyMac Financial Services Inc, 144A 5.750% 9/15/31 224,218
260 PROG Holdings Inc, 144A 6.000% 11/15/29 220,350
430 RHP Hotel Properties LP / RHP Finance
Corp
4.750% 10/15/27 390,698
560 RHP Hotel Properties LP / RHP Finance
Corp, 144A
4.500% 2/15/29 476,666
100 Rocket Mortgage LLC / Quicken Loans Co-
Issuer Inc, 144A
2.875% 10/15/26 87,057
300 Rocket Mortgage LLC / Quicken Loans Co-
Issuer Inc, 144A
3.625% 3/01/29 243,808
300 Rocket Mortgage LLC / Quicken Loans Co-
Issuer Inc, 144A
3.875% 3/01/31 231,990
100 SLM Corp 4.200% 10/29/25 93,000

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
30
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 1 SLM Corp 3.125% 11/02/26 $ 869
110 Starwood Property Trust Inc, 144A 4.375% 1/15/27 94,370
150 Synchrony Financial 7.250% 2/02/33 127,201
260 UniCredit SpA, 144A 5.459% 6/30/35 213,297
150 Western Alliance Bancorp 3.000% 6/15/31 114,600
370 XHR LP, 144A 6.375% 8/15/25 358,900
360 XHR LP, 144A 4.875% 6/01/29 304,585
Total Financials 7,118,057
Industrial - 88.1%
192 1011778 BC ULC / New Red Finance Inc,
144A
3.875% 1/15/28 171,417
300 1011778 BC ULC / New Red Finance Inc,
144A
4.375% 1/15/28 270,114
600 1011778 BC ULC / New Red Finance Inc,
144A
3.500% 2/15/29 512,985
650 1011778 BC ULC / New Red Finance Inc,
144A
4.000% 10/15/30 532,364
200 180 Medical Inc, 144A 3.875% 10/15/29 166,155
100 ACCO Brands Corp, 144A 4.250% 3/15/29 82,984
260 AdaptHealth LLC, 144A 4.625% 8/01/29 194,350
300 (b) AdaptHealth LLC, 144A 5.125% 3/01/30 227,250
200 Air Canada, 144A 3.875% 8/15/26 181,972
100 Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC, 144A
3.250% 3/15/26 92,369
500 Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC, 144A
4.625% 1/15/27 468,606
250 Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC, 144A
5.875% 2/15/28 239,475
150 Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC, 144A
6.500% 2/15/28 147,269
350 Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC, 144A
4.875% 2/15/30 312,485
150 Allison Transmission Inc, 144A 5.875% 6/01/29 139,055
100 Allison Transmission Inc, 144A 3.750% 1/30/31 79,262
280 AMC Entertainment Holdings Inc, (cash
10.000%, PIK 12.000%), 144A
10.000% 6/15/26 214,197
300 (b) AMC Entertainment Holdings Inc, 144A 7.500% 2/15/29 210,102
100 American Airlines Group Inc, 144A 3.750% 3/01/25 93,301
380 American Axle & Manufacturing Inc 5.000% 10/01/29 300,167
150 AmeriGas Partners LP / AmeriGas Finance
Corp, 144A
9.375% 6/01/28 148,237
100 AMN Healthcare Inc, 144A 4.625% 10/01/27 89,744
100 Antero Midstream Partners LP / Antero
Midstream Finance Corp, 144A
7.875% 5/15/26 100,705
300 Antero Midstream Partners LP / Antero
Midstream Finance Corp, 144A
5.750% 1/15/28 281,247
100 Antero Midstream Partners LP / Antero
Midstream Finance Corp, 144A
5.375% 6/15/29 90,805
312 Anywhere Real Estate Group LLC /
Anywhere Co-Issuer Corp, 144A
7.000% 4/15/30 256,815
100 APX Group Inc, 144A 6.750% 2/15/27 96,541
550 APX Group Inc, 144A 5.750% 7/15/29 457,250
120 Archrock Partners LP / Archrock Partners
Finance Corp, 144A
6.875% 4/01/27 115,363
740 Archrock Partners LP / Archrock Partners
Finance Corp, 144A
6.250% 4/01/28 687,275
80 Ardagh Metal Packaging Finance USA LLC
/ Ardagh Metal Packaging Finance PLC,
144A
4.000% 9/01/29 60,006
100 (b) Asbury Automotive Group Inc, 144A 4.625% 11/15/29 84,589

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 100 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 $ 81,106
120 ASGN Inc, 144A 4.625% 5/15/28 106,258
410 Aston Martin Capital Holdings Ltd, 144A 10.500% 11/30/25 405,520
230 Avantor Funding Inc, 144A 4.625% 7/15/28 204,725
100 Avantor Funding Inc, 144A 3.875% 11/01/29 83,694
120 Avient Corp, 144A 5.750% 5/15/25 117,588
330 Avis Budget Car Rental LLC / Avis Budget
Finance Inc, 144A
5.375% 3/01/29 282,648
160 Axalta Coating Systems LLC, 144A 3.375% 2/15/29 131,515
190
(b)
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B BV, 144A
4.750% 6/15/27 174,979
250 (b) B&G Foods Inc 5.250% 9/15/27 205,753
150 B&G Foods Inc, 144A 8.000% 9/15/28 146,174
80 Ball Corp 4.875% 3/15/26 76,827
220 Ball Corp 2.875% 8/15/30 171,612
200 Ball Corp 3.125% 9/15/31 154,826
230 Bath & Body Works Inc, 144A 6.625% 10/01/30 212,933
100 Bausch Health Cos Inc, 144A 4.875% 6/01/28 49,879
720 Bausch Health Cos Inc, 144A 11.000% 9/30/28 439,200
150 Black Knight InfoServ LLC, 144A 3.625% 9/01/28 133,500
60 Bombardier Inc, 144A 7.875% 4/15/27 57,718
200 Brookfield Residential Properties Inc /
Brookfield Residential US LLC, 144A
6.250% 9/15/27 174,004
200 Brookfield Residential Properties Inc /
Brookfield Residential US LLC, 144A
4.875% 2/15/30 152,091
60 Builders FirstSource Inc, 144A 5.000% 3/01/30 52,360
371 Builders FirstSource Inc, 144A 4.250% 2/01/32 295,263
260 (b) Cable One Inc, 144A 4.000% 11/15/30 193,700
170 Camelot Finance SA, 144A 4.500% 11/01/26 157,146
30 Carnival Corp, 144A 9.875% 8/01/27 31,269
500 Catalent Pharma Solutions Inc, 144A 5.000% 7/15/27 446,175
300 (b) Catalent Pharma Solutions Inc, 144A 3.500% 4/01/30 235,500
400 CCO Holdings LLC / CCO Holdings Capital
Corp, 144A
5.375% 6/01/29 350,112
550 CCO Holdings LLC / CCO Holdings Capital
Corp, 144A
4.750% 3/01/30 453,708
610 CCO Holdings LLC / CCO Holdings Capital
Corp, 144A
4.500% 8/15/30 489,120
810 CCO Holdings LLC / CCO Holdings Capital
Corp, 144A
4.250% 2/01/31 630,340
320 CCO Holdings LLC / CCO Holdings Capital
Corp, 144A
4.750% 2/01/32 249,779
600 CCO Holdings LLC / CCO Holdings Capital
Corp
4.500% 5/01/32 459,298
200 CCO Holdings LLC / CCO Holdings Capital
Corp, 144A
4.500% 6/01/33 149,193
200 CCO Holdings LLC / CCO Holdings Capital
Corp, 144A
4.250% 1/15/34 144,461
100 Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium
Op, 144A
5.500% 5/01/25 98,011
200 Central Parent Inc / CDK Global Inc, 144A 7.250% 6/15/29 192,138
210 (b) CGG SA, 144A 8.750% 4/01/27 185,348
110 Charles River Laboratories International Inc,
144A
3.750% 3/15/29 92,848
100 Charles River Laboratories International Inc,
144A
4.000% 3/15/31 81,619
300 Chart Industries Inc, 144A 7.500% 1/01/30 294,596
300 Chart Industries Inc, 144A 9.500% 1/01/31 308,989
710 Chemours Co/The, 144A 5.750% 11/15/28 600,482
420 Chemours Co/The, 144A 4.625% 11/15/29 324,399

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
32
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 300 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 $ 274,217
800 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 649,947
650 (b) CHS/Community Health Systems Inc, 144A 8.000% 12/15/27 551,310
800 CHS/Community Health Systems Inc, 144A 6.000% 1/15/29 606,000
200 CHS/Community Health Systems Inc, 144A 6.875% 4/15/29 82,582
300 CHS/Community Health Systems Inc, 144A 6.125% 4/01/30 116,250
200 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 142,031
250 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 167,561
350 (b) Cinemark USA Inc, 144A 5.250% 7/15/28 302,287
100 Clarios Global LP / Clarios US Finance Co,
144A
6.250% 5/15/26 97,759
100 Clarios Global LP / Clarios US Finance Co,
144A
8.500% 5/15/27 98,457
300 Clarios Global LP / Clarios US Finance Co,
144A
6.750% 5/15/28 292,458
418 Clarivate Science Holdings Corp, 144A 3.875% 7/01/28 358,896
370 Clarivate Science Holdings Corp, 144A 4.875% 7/01/29 312,052
310 (b) Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 275,527
420 (b) Clear Channel Outdoor Holdings Inc, 144A 7.750% 4/15/28 321,082
410 (b) Clear Channel Outdoor Holdings Inc, 144A 7.500% 6/01/29 298,433
100 Cogent Communications Group Inc, 144A 3.500% 5/01/26 90,525
450 (b) Coherent Corp, 144A 5.000% 12/15/29 381,857
262 Commscope Inc, 144A 6.000% 3/01/26 220,075
400 (b) Commscope Inc, 144A 8.250% 3/01/27 166,000
355 Commscope Inc, 144A 4.750% 9/01/29 242,287
260 (b) Consensus Cloud Solutions Inc, 144A 6.500% 10/15/28 215,475
200 Consolidated Communications Inc, 144A 6.500% 10/01/28 157,900
300 Covanta Holding Corp, 144A 4.875% 12/01/29 234,000
100 Crestwood Midstream Partners LP /
Crestwood Midstream Finance Corp, 144A
5.625% 5/01/27 96,188
110 Crestwood Midstream Partners LP /
Crestwood Midstream Finance Corp, 144A
6.000% 2/01/29 106,425
12 Crowdstrike Holdings Inc 3.000% 2/15/29 10,030
150 Crown Americas LLC / Crown Americas
Capital Corp VI
4.750% 2/01/26 144,243
130 Darling Ingredients Inc, 144A 5.250% 4/15/27 123,690
480 DaVita Inc, 144A 4.625% 6/01/30 376,181
480 DaVita Inc, 144A 3.750% 2/15/31 345,027
100 Delta Air Lines Inc 2.900% 10/28/24 95,964
100 Delta Air Lines Inc 7.375% 1/15/26 100,995
700 Directv Financing LLC / Directv Financing
Co-Obligor Inc, 144A
5.875% 8/15/27 613,364
200 Domtar Corp, 144A 6.750% 10/01/28 162,752
100 DT Midstream Inc, 144A 4.125% 6/15/29 85,981
141 DT Midstream Inc, 144A 4.375% 6/15/31 117,095
50 Dycom Industries Inc, 144A 4.500% 4/15/29 43,137
210 Edgewell Personal Care Co, 144A 5.500% 6/01/28 191,660
50 Edgewell Personal Care Co, 144A 4.125% 4/01/29 41,812
550 Elanco Animal Health Inc 6.650% 8/28/28 525,250
150 Elastic NV, 144A 4.125% 7/15/29 126,415
200 Element Solutions Inc, 144A 3.875% 9/01/28 170,171
150 Encompass Health Corp 4.500% 2/01/28 135,230
210 Encompass Health Corp 4.750% 2/01/30 181,476
240 Energizer Holdings Inc, 144A 4.750% 6/15/28 204,993
250 Energizer Holdings Inc, 144A 4.375% 3/31/29 204,081
150 EnLink Midstream LLC, 144A 5.625% 1/15/28 141,439
200 Entegris Escrow Corp, 144A 5.950% 6/15/30 182,969
350 EQM Midstream Partners LP, 144A 6.500% 7/01/27 340,201
12 EQM Midstream Partners LP, 144A 7.500% 6/01/30 11,774
100 Fair Isaac Corp, 144A 4.000% 6/15/28 89,049

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 550 Frontier Communications Holdings LLC,
144A
5.875% 10/15/27 $ 501,417
500 Frontier Communications Holdings LLC,
144A
5.000% 5/01/28 431,695
650 Frontier Communications Holdings LLC,
144A
8.750% 5/15/30 619,289
800 Frontier Communications Holdings LLC,
144A
8.625% 3/15/31 752,163
215 Gap Inc/The, 144A 3.625% 10/01/29 164,266
440 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 430,936
150 Gen Digital Inc, 144A 6.750% 9/30/27 146,009
150 (b) Gen Digital Inc, 144A 7.125% 9/30/30 145,928
100 Glatfelter Corp, 144A 4.750% 11/15/29 65,703
200 Go Daddy Operating Co LLC / GD Finance
Co Inc, 144A
5.250% 12/01/27 187,426
300 (b) Goodyear Tire & Rubber Co/The 5.000% 7/15/29 258,007
650 Gray Escrow Inc, 144A 5.375% 11/15/31 409,663
550 Gray Television Inc, 144A 7.000% 5/15/27 466,356
400 Gray Television Inc, 144A 4.750% 10/15/30 256,455
180 Griffon Corp 5.750% 3/01/28 162,552
200 (b) Grifols SA, 144A 4.750% 10/15/28 168,000
200 GrubHub Holdings Inc, 144A 5.500% 7/01/27 147,120
300 H&E Equipment Services Inc, 144A 3.875% 12/15/28 254,111
750 Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd, 144A
5.750% 1/20/26 554,152
100 Herbalife Nutrition Ltd / HLF Financing Inc,
144A
7.875% 9/01/25 94,106
410 Herc Holdings Inc, 144A 5.500% 7/15/27 385,392
200 Hertz Corp/The, 144A 4.625% 12/01/26 167,525
90 Hertz Corp/The, 144A 5.000% 12/01/29 64,611
200 Hilton Domestic Operating Co Inc, 144A 5.750% 5/01/28 191,617
200 Hilton Domestic Operating Co Inc, 144A 3.750% 5/01/29 172,159
60 Hilton Domestic Operating Co Inc 4.875% 1/15/30 53,864
400 Hilton Domestic Operating Co Inc, 144A 4.000% 5/01/31 331,266
310 Hilton Grand Vacations Borrower Escrow
LLC / Hilton Grand Vacations Borrower Esc,
144A
5.000% 6/01/29 259,624
208 Hilton Grand Vacations Borrower Escrow
LLC / Hilton Grand Vacations Borrower Esc,
144A
4.875% 7/01/31 164,712
100 HLF Financing Sarl LLC / Herbalife
International Inc, 144A
4.875% 6/01/29 68,250
170 Hologic Inc, 144A 3.250% 2/15/29 142,718
107 Howmet Aerospace Inc 6.875% 5/01/25 107,373
200 Howmet Aerospace Inc 3.000% 1/15/29 168,813
150 iHeartCommunications Inc 6.375% 5/01/26 122,266
300 (b) iHeartCommunications Inc 8.375% 5/01/27 183,906
154 iHeartCommunications Inc, 144A 5.250% 8/15/27 112,873
150 (b) iHeartCommunications Inc, 144A 4.750% 1/15/28 106,047
120 (b) Ingevity Corp, 144A 3.875% 11/01/28 97,420
1,200 Intelsat Jackson Holdings SA, 144A 6.500% 3/15/30 1,053,637
200 IQVIA Inc, 144A 5.000% 5/15/27 188,157
120 Iron Mountain Inc, 144A 5.250% 3/15/28 109,757
100 Iron Mountain Inc, 144A 5.000% 7/15/28 89,488
390 Iron Mountain Inc, 144A 4.875% 9/15/29 339,714
111 Iron Mountain Inc, 144A 5.250% 7/15/30 96,356
160 Iron Mountain Information Management
Services Inc, 144A
5.000% 7/15/32 130,921
320 ITT Holdings LLC, 144A 6.500% 8/01/29 267,600
200 Jazz Securities DAC, 144A 4.375% 1/15/29 173,934
150 Kinetik Holdings LP, 144A 5.875% 6/15/30 137,632

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
34
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 10 Lamar Media Corp 4.000% 2/15/30 $ 8,461
150 Lamb Weston Holdings Inc, 144A 4.875% 5/15/28 138,508
150 (b) Level 3 Financing Inc, 144A 3.400% 3/01/27 138,882
851 Level 3 Financing Inc, 144A 10.500% 5/15/30 851,667
300 (b) Lions Gate Capital Holdings LLC, 144A 5.500% 4/15/29 197,412
50 Lithia Motors Inc, 144A 3.875% 6/01/29 41,355
100 Lumen Technologies Inc, 144A 4.000% 2/15/27 67,500
33 (b) Macy's Retail Holdings LLC, 144A 5.875% 4/01/29 29,093
460 (b) Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 378,000
150 Masonite International Corp, 144A 5.375% 2/01/28 138,136
160 Match Group Holdings II LLC, 144A 4.625% 6/01/28 143,662
160 Match Group Holdings II LLC, 144A 4.125% 8/01/30 130,005
160 Match Group Holdings II LLC, 144A 3.625% 10/01/31 122,800
100 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 84,280
140 McGraw-Hill Education Inc, 144A 8.000% 8/01/29 115,354
120 Mercer International Inc 5.125% 2/01/29 94,095
64 Methanex Corp 5.125% 10/15/27 58,556
150 Methanex Corp 5.250% 12/15/29 132,642
130 Michaels Cos Inc/The, 144A 5.250% 5/01/28 94,193
200 ModivCare Inc, 144A 5.875% 11/15/25 189,000
200 MoneyGram International, Inc. 9.000% 6/01/30 179,267
123 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 104,562
50 Murphy Oil USA Inc 4.750% 9/15/29 44,268
100 Murphy Oil USA Inc, 144A 3.750% 2/15/31 80,337
50 NCL Corp Ltd, 144A 3.625% 12/15/24 47,298
350 NCL Corp Ltd, 144A 5.875% 3/15/26 314,125
350 NCL Corp Ltd, 144A 5.875% 2/15/27 322,164
350 NCL Corp Ltd, 144A 8.375% 2/01/28 346,734
250 NCL Corp Ltd, 144A 8.125% 1/15/29 244,248
310 NCL Corp Ltd, 144A 7.750% 2/15/29 270,565
831 NCR Corp, 144A 5.000% 10/01/28 717,486
500 NCR Corp, 144A 5.125% 4/15/29 429,958
300 New Fortress Energy Inc, 144A 6.750% 9/15/25 278,320
300 New Fortress Energy Inc, 144A 6.500% 9/30/26 268,709
100 Newell Brands Inc 4.875% 6/01/25 95,957
350 Nexstar Media Inc, 144A 5.625% 7/15/27 314,986
288 Nexstar Media Inc, 144A 4.750% 11/01/28 241,888
71 Nordstrom Inc 4.375% 4/01/30 55,111
250 NuStar Logistics LP 5.750% 10/01/25 241,947
150 NuStar Logistics LP 6.000% 6/01/26 144,729
150 NuStar Logistics LP 6.375% 10/01/30 138,750
60 ON Semiconductor Corp, 144A 3.875% 9/01/28 51,545
200 Open Text Corp, 144A 3.875% 2/15/28 173,815
200 Open Text Holdings Inc, 144A 4.125% 12/01/31 157,104
310 Option Care Health Inc, 144A 4.375% 10/31/29 259,083
700 Organon & Co / Organon Foreign Debt
Co-Issuer BV, 144A
4.125% 4/30/28 604,632
1,010 Organon & Co / Organon Foreign Debt
Co-Issuer BV, 144A
5.125% 4/30/31 788,726
200
(b)
Outfront Media Capital LLC / Outfront
Media Capital Corp, 144A
5.000% 8/15/27 177,656
500 Outfront Media Capital LLC / Outfront
Media Capital Corp, 144A
4.250% 1/15/29 407,295
100
(b)
Outfront Media Capital LLC / Outfront
Media Capital Corp, 144A
4.625% 3/15/30 80,250
280 (b) Owens & Minor Inc, 144A 4.500% 3/31/29 224,655
200 Owens-Brockway Glass Container Inc,
144A
6.625% 5/13/27 190,000
300 Owens-Brockway Glass Container Inc,
144A
7.250% 5/15/31 274,500

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 20 Pactiv Evergreen Group Issuer Inc/Pactiv
Evergreen Group Issuer LLC, 144A
4.375% 9/30/28 $ 17,013
120 Parkland Corp, 144A 5.875% 7/15/27 114,895
100 Parkland Corp/Canada, 144A 4.625% 5/01/30 85,250
200 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 183,860
391 Performance Food Group Inc, 144A 5.500% 10/15/27 365,614
185 Performance Food Group Inc, 144A 4.250% 8/01/29 156,098
100 PGT Innovations Inc, 144A 4.375% 10/01/29 93,358
100 Post Holdings Inc, 144A 5.625% 1/15/28 92,937
150 Post Holdings Inc, 144A 5.500% 12/15/29 133,772
600 Post Holdings Inc, 144A 4.625% 4/15/30 502,433
450 Post Holdings Inc, 144A 4.500% 9/15/31 364,111
250 PRA Health Sciences Inc, 144A 2.875% 7/15/26 228,535
120 Prestige Brands Inc, 144A 3.750% 4/01/31 95,310
200 Prime Security Services Borrower LLC /
Prime Finance Inc, 144A
5.750% 4/15/26 194,022
550 Prime Security Services Borrower LLC /
Prime Finance Inc, 144A
6.250% 1/15/28 510,016
300 Primo Water Holdings Inc, 144A 4.375% 4/30/29 253,113
100 PTC Inc, 144A 3.625% 2/15/25 96,397
100 PTC Inc, 144A 4.000% 2/15/28 88,668
301 Rakuten Group Inc, 144A 5.125% N/A (c) 214,600
355 Rakuten Group Inc, 144A 6.250% N/A (c) 216,952
100 RB Global Inc, 144A 6.750% 3/15/28 97,998
200 RB Global Inc, 144A 7.750% 3/15/31 200,500
20 Realogy Group LLC / Realogy Co-Issuer
Corp, 144A
5.750% 1/15/29 12,604
50 ROBLOX Corp, 144A 3.875% 5/01/30 40,571
200 Rogers Communications Inc, 144A 5.250% 3/15/82 175,945
200 Royal Caribbean Cruises Ltd, 144A 5.500% 8/31/26 188,736
200 Royal Caribbean Cruises Ltd, 144A 5.375% 7/15/27 184,315
7 SABRE GLBL INC, 144A 8.625% 6/01/27 5,805
420 SBA Communications Corp 3.875% 2/15/27 382,492
100 Scripps Escrow Inc, 144A 5.875% 7/15/27 74,750
260 Seagate HDD Cayman 4.091% 6/01/29 224,157
8 Seagate HDD Cayman, 144A 9.625% 12/01/32 8,315
100 Sealed Air Corp, 144A 6.125% 2/01/28 95,182
580 (b) SeaWorld Parks & Entertainment Inc, 144A 5.250% 8/15/29 505,197
940 Select Medical Corp, 144A 6.250% 8/15/26 914,262
220 Sensata Technologies BV, 144A 4.000% 4/15/29 187,024
100 Sensata Technologies Inc, 144A 3.750% 2/15/31 80,035
183 Service Corp International/US 5.125% 6/01/29 167,445
200 Service Corp International/US 4.000% 5/15/31 161,882
300 Sinclair Television Group Inc, 144A 4.125% 12/01/30 189,567
235 Sirius XM Radio Inc, 144A 3.125% 9/01/26 210,741
310 Sirius XM Radio Inc, 144A 5.000% 8/01/27 284,239
92 Sirius XM Radio Inc, 144A 4.000% 7/15/28 78,240
360 Sirius XM Radio Inc, 144A 5.500% 7/01/29 318,987
300 Sirius XM Radio Inc, 144A 4.125% 7/01/30 238,205
240 Sirius XM Radio Inc, 144A 3.875% 9/01/31 180,765
350 (b) Six Flags Entertainment Corporation 7.250% 5/15/31 322,000
380 Sotheby's, 144A 7.375% 10/15/27 339,372
350 Spectrum Brands Inc, 144A 3.875% 3/15/31 280,154
650 Spirit AeroSystems Inc, 144A 7.500% 4/15/25 648,397
150 Spirit AeroSystems Inc, 144A 9.375% 11/30/29 154,040
200 Spirit Loyalty Cayman Ltd / Spirit IP Cayman
Ltd, 144A
8.000% 9/20/25 147,500
150 (b) SPX FLOW Inc, 144A 8.750% 4/01/30 137,521
10 SS&C Technologies Inc, 144A 5.500% 9/30/27 9,383
200 Stagwell Global LLC, 144A 5.625% 8/15/29 165,298
700 Studio City Finance Ltd, 144A 6.000% 7/15/25 659,750

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
36
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 200 Studio City Finance Ltd, 144A 6.500% 1/15/28 $ 163,260
400 Studio City Finance Ltd, 144A 5.000% 1/15/29 287,120
300 Suburban Propane Partners LP/Suburban
Energy Finance Corp, 144A
5.000% 6/01/31 248,491
100 Summit Materials LLC / Summit Materials
Finance Corp, 144A
5.250% 1/15/29 90,547
200 Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
9.000% 10/15/26 192,000
250 Sunoco LP / Sunoco Finance Corp 6.000% 4/15/27 240,723
200 Sunoco LP / Sunoco Finance Corp 4.500% 5/15/29 173,246
130 Superior Plus LP / Superior General Partner
Inc, 144A
4.500% 3/15/29 110,881
100 Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp, 144A
6.000% 9/01/31 84,147
211 Taylor Morrison Communities Inc, 144A 5.125% 8/01/30 177,325
100 TEGNA Inc, 144A 4.750% 3/15/26 93,313
190 TEGNA Inc 5.000% 9/15/29 159,125
50 Teleflex Inc, 144A 4.250% 6/01/28 44,125
100 (b) Tempur Sealy International Inc, 144A 4.000% 4/15/29 82,039
200 Tempur Sealy International Inc, 144A 3.875% 10/15/31 149,776
600 Tenet Healthcare Corp 4.875% 1/01/26 575,042
300 Tenet Healthcare Corp 6.250% 2/01/27 287,684
551 Tenet Healthcare Corp 5.125% 11/01/27 508,638
230 Tenet Healthcare Corp 4.625% 6/15/28 204,619
600 Tenet Healthcare Corp 6.125% 10/01/28 556,500
400 Tenet Healthcare Corp 4.250% 6/01/29 342,309
480 Tenet Healthcare Corp 4.375% 1/15/30 406,036
200 Tenneco Inc, 144A 8.000% 11/17/28 160,500
480 Terex Corp, 144A 5.000% 5/15/29 420,166
160 Thor Industries Inc, 144A 4.000% 10/15/29 128,968
40 TopBuild Corp, 144A 4.125% 2/15/32 31,644
10 TransDigm Inc 5.500% 11/15/27 9,310
60 TransDigm Inc 4.875% 5/01/29 51,983
110 Transocean Inc, 144A 11.500% 1/30/27 114,469
100 Travel + Leisure Co, 144A 6.625% 7/31/26 97,574
100 Travel + Leisure Co, 144A 4.500% 12/01/29 82,419
290 TreeHouse Foods Inc 4.000% 9/01/28 235,917
300 Trivium Packaging Finance BV, 144A 5.500% 8/15/26 271,945
300 Trivium Packaging Finance BV, 144A 8.500% 8/15/27 250,324
310 Tronox Inc, 144A 4.625% 3/15/29 244,197
250 TTM Technologies Inc, 144A 4.000% 3/01/29 204,998
130 Twilio Inc 3.875% 3/15/31 103,771
900 Uber Technologies Inc, 144A 7.500% 5/15/25 901,117
230 Uber Technologies Inc, 144A 8.000% 11/01/26 231,622
760 Uber Technologies Inc, 144A 7.500% 9/15/27 761,909
650 Uber Technologies Inc, 144A 6.250% 1/15/28 625,625
570 (b) Uber Technologies Inc, 144A 4.500% 8/15/29 502,703
150 (b) United Natural Foods Inc, 144A 6.750% 10/15/28 118,032
343 United Rentals North America Inc 5.250% 1/15/30 313,205
99 United Rentals North America Inc 4.000% 7/15/30 83,193
400 Uniti Group LP / Uniti Group Finance Inc /
CSL Capital LLC, 144A
10.500% 2/15/28 385,182
700 Uniti Group LP / Uniti Group Finance Inc /
CSL Capital LLC, 144A
4.750% 4/15/28 565,721
24 Univision Communications Inc, 144A 4.500% 5/01/29 19,078
100 UPC Holding BV, 144A 5.500% 1/15/28 87,250
228 US Foods Inc, 144A 4.750% 2/15/29 201,132
100 US Foods Inc, 144A 4.625% 6/01/30 85,391
250 Vail Resorts Inc, 144A 6.250% 5/15/25 248,458
460 (b) Valvoline Inc, 144A 4.250% 2/15/30 450,603
450 Valvoline Inc, 144A 3.625% 6/15/31 342,000

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 200 Vertiv Group Corp, 144A 4.125% 11/15/28 $ 174,801
100 Viasat Inc, 144A 5.625% 4/15/27 87,302
308 (b) Victoria's Secret & Co, 144A 4.625% 7/15/29 226,425
100 Videotron Ltd, 144A 5.125% 4/15/27 93,070
150 Videotron Ltd, 144A 3.625% 6/15/29 126,420
10 Virgin Media Finance PLC, 144A 5.000% 7/15/30 7,862
450 Vodafone Group PLC 7.000% 4/04/79 435,115
145 Vodafone Group PLC 4.125% 6/04/81 109,604
1,100 VZ Secured Financing BV, 144A 5.000% 1/15/32 834,597
1,200 Weatherford International Ltd, 144A 8.625% 4/30/30 1,212,575
521 WESCO Distribution Inc, 144A 7.250% 6/15/28 517,692
150 Williams Scotsman Inc, 144A 6.125% 6/15/25 147,383
140 Williams Scotsman Inc, 144A 4.625% 8/15/28 124,373
1,010 Windstream Escrow LLC / Windstream
Escrow Finance Corp, 144A
7.750% 8/15/28 800,917
350 WMG Acquisition Corp, 144A 3.875% 7/15/30 290,905
51 WMG Acquisition Corp, 144A 3.000% 2/15/31 39,591
200 (b) Wolverine World Wide Inc, 144A 4.000% 8/15/29 149,119
140 Wyndham Hotels & Resorts Inc, 144A 4.375% 8/15/28 123,557
310 Xerox Holdings Corp, 144A 5.500% 8/15/28 239,427
326 Yum! Brands Inc, 144A 4.750% 1/15/30 290,208
310 Zayo Group Holdings Inc, 144A 6.125% 3/01/28 205,359
990 Ziggo BV, 144A 4.875% 1/15/30 790,415
180 ZipRecruiter Inc, 144A 5.000% 1/15/30 140,585
200 ZoomInfo Technologies LLC/ZoomInfo
Finance Corp, 144A
3.875% 2/01/29 165,113
Total Industrial 84,850,772
Update Barclays Class 2 or BDF - 0.1%
95 Heartland Dental, LLC 10.500% 4/30/28 91,307
Total Update Barclays Class 2 or BDF 91,307
Utility - 1.7%
100 Algonquin Power & Utilities Corp 4.750% 1/18/82 78,944
10 Calpine Corp, 144A 5.000% 2/01/31 8,066
200 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 178,530
110 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 85,772
150 Edison International 8.125% 6/15/53 144,637
550 Enviva Partners LP / Enviva Partners Finance
Corp, 144A
6.500% 1/15/26 386,375
100 NextEra Energy Operating Partners LP,
144A
4.250% 7/15/24 98,077
11 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 9,295
300 Vistra Operations Co LLC, 144A 4.375% 5/01/29 254,818
400 Vistra Operations Co LLC, 144A 7.750% 10/15/31 386,088
Total Utility 1,630,602
Total Corporate Debt
(cost $105,096,467) 93,690,738
Total Long-Term Investments
(cost $105,096,467) 93,690,738

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
38
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 6.0%
5,809,965 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 5,809,965
Total Investments Purchased with Collateral from Securities Lending
(cost $5,809,965) $ 5,809,965
Total Investments (cost $ 110,906,432 ) - 103 .3% 99,500,703
Other Assets & Liabilities, Net - (3.3)% (3,173,884)
Net Assets - 100% $ 96,326,819
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 93,690,738 $ – $ 93,690,738
Investments Purchased with Collateral from
Securities Lending 5,809,965 – – 5,809,965
Total
$ 5,809,965 $ 93,690,738 $ – $ 99,500,703
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,547,577.
(c) Perpetual security. Maturity date is not applicable.
(d) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments October 31, 2023
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.9%
X –
U.S. TREASURY - 40.1%
$ 1,454
United States Treasury Note/Bond
2.125% 11/30/24 $ 1,403,905
300
United States Treasury Note/Bond
4.250% 12/31/24 296,168
600
United States Treasury Note/Bond
1.125% 1/15/25 570,773
2,824
United States Treasury Note/Bond
1.375% 1/31/25 2,690,191
600
United States Treasury Note/Bond
4.625% 2/28/25 594,820
1,200
United States Treasury Note/Bond
3.875% 3/31/25 1,177,594
1,500
United States Treasury Note/Bond
0.250% 5/31/25 1,388,145
2,000
United States Treasury Note/Bond
4.250% 5/31/25 1,971,250
400
United States Treasury Note/Bond
4.625% 6/30/25 396,594
900
United States Treasury Note/Bond
4.750% 7/31/25 894,129
950
United States Treasury Note/Bond
0.250% 8/31/25 869,881
3,900
United States Treasury Note/Bond
0.250% 9/30/25 3,560,273
900
United States Treasury Note/Bond
5.000% 9/30/25 898,348
800
United States Treasury Note/Bond
0.250% 10/31/25 727,469
1,820
United States Treasury Note/Bond
0.375% 11/30/25 1,653,570
1,300
United States Treasury Note/Bond
0.375% 12/31/25 1,177,973
3,500
United States Treasury Note/Bond
0.375% 1/31/26 3,158,340
500
United States Treasury Note/Bond
0.500% 2/28/26 451,094
1,900
United States Treasury Note/Bond
0.750% 3/31/26 1,720,984
3,200
United States Treasury Note/Bond
0.750% 4/30/26 2,887,500
700
United States Treasury Note/Bond
0.750% 5/31/26 629,426
1,700
United States Treasury Note/Bond
0.875% 6/30/26 1,531,461
1,100
United States Treasury Note/Bond
0.625% 7/31/26 980,160
1,450
United States Treasury Note/Bond
0.750% 8/31/26 1,292,086
2,600
United States Treasury Note/Bond
0.875% 9/30/26 2,321,313
900
United States Treasury Note/Bond
1.125% 10/31/26 806,379
1,600
United States Treasury Note/Bond
1.250% 11/30/26 1,435,000
1,100
United States Treasury Note/Bond
1.250% 12/31/26 984,672
1,750
United States Treasury Note/Bond
1.875% 2/28/27 1,589,561
500
United States Treasury Note/Bond
2.500% 3/31/27 463,105
1,250
United States Treasury Note/Bond
2.750% 4/30/27 1,164,844
2,000
United States Treasury Note/Bond
2.625% 5/31/27 1,852,344
900
United States Treasury Note/Bond
0.500% 6/30/27 769,254
2,500
United States Treasury Note/Bond
3.250% 6/30/27 2,364,746
1,000
United States Treasury Note/Bond
2.750% 7/31/27 927,383
2,186
United States Treasury Note/Bond
2.250% 8/15/27 1,988,406
100
United States Treasury Note/Bond
4.125% 9/30/27 97,332
1,600
United States Treasury Note/Bond
4.125% 10/31/27 1,556,625
888
United States Treasury Note/Bond
2.250% 11/15/27 803,258
320
United States Treasury Note/Bond
0.625% 11/30/27 270,163
1,600
United States Treasury Note/Bond
3.875% 11/30/27 1,541,438
3,798
United States Treasury Note/Bond
3.875% 12/31/27 3,657,652
1,500
United States Treasury Note/Bond
3.500% 1/31/28 1,422,246
2,344
United States Treasury Note/Bond
2.750% 2/15/28 2,153,733
1,200
United States Treasury Note/Bond
4.000% 2/29/28 1,160,438
3,200
United States Treasury Note/Bond
3.625% 3/31/28 3,045,625
2,000
United States Treasury Note/Bond
3.500% 4/30/28 1,892,500

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
40
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 1,100
United States Treasury Note/Bond
3.625% 5/31/28 $ 1,046,074
1,900
United States Treasury Note/Bond
4.000% 6/30/28 1,834,242
2,450
United States Treasury Note/Bond
4.125% 7/31/28 2,376,787
3,700
United States Treasury Note/Bond
4.625% 9/30/28 3,666,469
650
United States Treasury Note/Bond
1.375% 10/31/28 549,910
1,300
United States Treasury Note/Bond
4.875% 10/31/28 1,302,742
300
United States Treasury Note/Bond
1.750% 1/31/29 256,758
1,470
United States Treasury Note/Bond
2.375% 5/15/29 1,291,475
514
United States Treasury Note/Bond
1.625% 8/15/29 430,897
500
United States Treasury Note/Bond
3.875% 12/31/29 472,168
100
United States Treasury Note/Bond
0.625% 5/15/30 76,230
1,000
United States Treasury Note/Bond
1.875% 2/15/32 794,727
3,050
United States Treasury Note/Bond
2.875% 5/15/32 2,617,162
1,150
United States Treasury Note/Bond
2.750% 8/15/32 972,828
1,150
United States Treasury Note/Bond
4.125% 11/15/32 1,083,426
700
United States Treasury Note/Bond
3.500% 2/15/33 626,609
800
United States Treasury Note/Bond
3.375% 5/15/33 707,375
1,600
United States Treasury Note/Bond
3.875% 8/15/33 1,472,750
200
United States Treasury Note/Bond
1.125% 8/15/40 107,992
1,300
United States Treasury Note/Bond
1.875% 2/15/41 801,277
500
United States Treasury Note/Bond
2.250% 5/15/41 327,871
1,050
United States Treasury Note/Bond
1.750% 8/15/41 623,396
198
United States Treasury Note/Bond
2.000% 11/15/41 122,559
1,400
United States Treasury Note/Bond
2.375% 2/15/42 924,437
3,900
United States Treasury Note/Bond
3.250% 5/15/42 2,969,941
1,964
United States Treasury Note/Bond
2.750% 8/15/42 1,374,570
500
United States Treasury Note/Bond
3.375% 8/15/42 386,855
135
United States Treasury Note/Bond
2.750% 11/15/42 94,078
498
United States Treasury Note/Bond
4.000% 11/15/42 422,172
600
United States Treasury Note/Bond
3.875% 5/15/43 498,281
250
United States Treasury Note/Bond
4.375% 8/15/43 222,969
4,221
United States Treasury Note/Bond
2.750% 8/15/47 2,781,243
1,850
United States Treasury Note/Bond
1.250% 5/15/50 813,855
700
United States Treasury Note/Bond
1.375% 8/15/50 318,664
200
United States Treasury Note/Bond
1.625% 11/15/50 97,961
3,800
United States Treasury Note/Bond
1.875% 2/15/51 1,994,555
1,100
United States Treasury Note/Bond
2.375% 5/15/51 655,230
160
United States Treasury Note/Bond
1.875% 11/15/51 83,450
1,300
United States Treasury Note/Bond
2.250% 2/15/52 748,262
1,350
United States Treasury Note/Bond
2.875% 5/15/52 900,861
550
United States Treasury Note/Bond
3.000% 8/15/52 377,266
949
United States Treasury Note/Bond
4.000% 11/15/52 793,082
550
United States Treasury Note/Bond
3.625% 2/15/53 428,570
1,150
United States Treasury Note/Bond
3.625% 5/15/53 896,461
1,320
United States Treasury Note/Bond
4.125% 8/15/53 1,129,219
Total U.S. Treasury
(cost $126,870,529) 109,663,857

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SECURITIZED - 27.8%
$ 150 American Express Credit Account Master
Trust 2023 3
5.230% 9/15/28 $ 148,884
50
AmeriCredit Automobile Receivables Trust
2021 2
1.010% 1/19/27 46,100
20
BA Credit Card Trust 2021 A1
0.440% 9/15/26 19,518
200
Bank 2019 BN19
2.926% 8/15/61 164,457
100
BANK 2021 BN34
1.935% 6/15/63 88,152
100
BANK 2021 BN35
2.067% 6/15/64 81,873
100
Barclays Commercial Mortgage S 2023
C21
6.000% 9/15/56 97,855
500
BBCMS Mortgage Trust 2020 C6
2.690% 2/15/53 450,449
100
BBCMS Trust 2023 C22, (WI/DD)
6.470% 11/15/56 103,672
200
Benchmark Mortgage Trust 2021 B24
2.264% 3/15/54 151,833
100
Benchmark Mortgage Trust 2021 B27
2.703% 7/15/54 58,621
100
Benchmark Mortgage Trust 2021 B28
2.073% 8/15/54 82,873
100
BMO Mortgage Trust 2023 5C1
7.118% 8/15/56 100,191
100
Capital One Multi-Asset Execution Trust
2022 A2
3.490% 5/15/27 96,561
100
CarMax Auto Owner Trust 2022 1
1.700% 8/16/27 91,812
75
Carvana Auto Receivables Trust 2022 N1,
144A
4.130% 12/11/28 71,668
180
Citigroup Commercial Mortgage Trust
2016 C1
3.209% 5/10/49 167,314
100
CNH Equipment Trust 2023 B
5.700% 2/15/29 99,660
500
COMM Mortgage Trust 2015 LC19
3.183% 2/10/48 479,384
100
Discover Card Execution Note Trust 2021
A1
0.580% 9/15/26 95,461
52
Exeter Automobile Receivables Trust 2022
1A
2.180% 6/15/26 51,642
217
Fannie Mae Pool FN MA2941
3.500% 3/01/32 204,023
66
Fannie Mae Pool FN MA3392
3.500% 6/01/33 62,073
142
Fannie Mae Pool FN MA3490
4.000% 10/01/33 133,292
52
Fannie Mae Pool FN MA3828
3.000% 11/01/34 46,895
105
Fannie Mae Pool FN MA3865
3.000% 12/01/34 94,525
127
Fannie Mae Pool FN MA3957
3.500% 3/01/35 116,665
566
Fannie Mae Pool FN MA4074
2.000% 7/01/35 485,363
506
Fannie Mae Pool FN MA4123
2.000% 9/01/35 433,896
489
Fannie Mae Pool FN MA4180
2.500% 11/01/35 432,276
495
Fannie Mae Pool FN MA4278
1.500% 3/01/36 410,076
580
Fannie Mae Pool FN MA4298
2.500% 3/01/36 512,861
147
Fannie Mae Pool FN MA4302
1.500% 4/01/36 121,441
65
Fannie Mae Pool FN MA4316 2021 MTGE
2.500% 4/01/36 57,140
167
Fannie Mae Pool FN MA4330
2.500% 5/01/36 146,198
304
Fannie Mae Pool FN MA4359
1.500% 6/01/36 250,349
69
Fannie Mae Pool FN MA4361 2021 MTGE
2.500% 6/01/36 60,484
155
Fannie Mae Pool FN MA4402
1.500% 8/01/36 127,707
286
Fannie Mae Pool FN MA4516
2.000% 1/01/37 242,444
231
Fannie Mae Pool FN MA4535
1.500% 2/01/37 189,650
1,129
Fannie Mae Pool FN MA4536
2.000% 2/01/37 957,132
339
Fannie Mae Pool FN MA4566
1.500% 3/01/37 278,707
221
Fannie Mae Pool FN MA4602
2.000% 5/01/37 187,124

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
42
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 104
Fannie Mae Pool FN MA4604
3.000% 5/01/37 $ 92,888
310
Fannie Mae Pool FN MA4629 2022 1
3.000% 6/01/37 276,910
96
Fannie Mae Pool FN MA5042
4.500% 6/01/38 91,470
114
Fannie Mae Pool FN MA3890
3.000% 1/01/40 96,962
724
Fannie Mae Pool FN MA4268
2.000% 2/01/41 573,712
121
Fannie Mae Pool FN MA4310
1.500% 4/01/41 90,364
555
Fannie Mae Pool FN MA4334
2.500% 5/01/41 438,992
84
Fannie Mae Pool FN MA4364
2.000% 6/01/41 66,058
78
Fannie Mae Pool FN MA4366
2.500% 6/01/41 62,590
242
Fannie Mae Pool FN MA4387
2.000% 7/01/41 191,106
324
Fannie Mae Pool FN MA4423
2.500% 9/01/41 261,940
801
Fannie Mae Pool FN MA3143
3.000% 9/01/47 660,952
296
Fannie Mae Pool FN MA3120
3.500% 9/01/47 254,411
51
Fannie Mae Pool FN MA3182
3.500% 11/01/47 43,721
171
Fannie Mae Pool FN MA3358
4.500% 5/01/48 154,990
2,316
Fannie Mae Pool FN FM5665
3.500% 8/01/48 1,983,214
97
Fannie Mae Pool FN MA3536
4.000% 12/01/48 85,145
164
Fannie Mae Pool FN MA3574
3.500% 1/01/49 139,401
1,544
Fannie Mae Pool FN FM5488
4.000% 5/01/49 1,358,673
964
Fannie Mae Pool FN MA3774
3.000% 9/01/49 780,052
651
Fannie Mae Pool FN MA3905
3.000% 1/01/50 525,525
2,035
Fannie Mae Pool FN MA4182
2.000% 11/01/50 1,509,536
1,309
Fannie Mae Pool FN MA4208
2.000% 12/01/50 971,208
831
Fannie Mae Pool FN MA4254
1.500% 2/01/51 579,755
902
Fannie Mae Pool FN MA4255
2.000% 2/01/51 667,699
340
Fannie Mae Pool FN MA4304
1.500% 4/01/51 236,694
2,297
Fannie Mae Pool FN MA4305 2021 MTGE
2.000% 4/01/51 1,700,209
87
Fannie Mae Pool FN MA4337
4.000% 4/01/51 75,988
831
Fannie Mae Pool FN MA4325
2.000% 5/01/51 613,537
312
Fannie Mae Pool FN MA4327
3.000% 5/01/51 250,537
1,774
Fannie Mae Pool FN MA4355 2021 MTGE
2.000% 6/01/51 1,309,130
611
Fannie Mae Pool FN MA4357
3.000% 6/01/51 491,022
177
Fannie Mae Pool FN MA4377
1.500% 7/01/51 123,092
256
Fannie Mae Pool FN MA4378
2.000% 7/01/51 189,452
447
Fannie Mae Pool FN MA4397
1.500% 8/01/51 311,084
1,336
Fannie Mae Pool FN MA4398
2.000% 8/01/51 985,633
969
Fannie Mae Pool FN MA4437 2021
MA4437
2.000% 10/01/51 713,474
326
Fannie Mae Pool FN MA4439
3.000% 10/01/51 261,709
721
Fannie Mae Pool FN MA4465
2.000% 11/01/51 533,132
1,447
Fannie Mae Pool FN MA4511 2021 2021
2.000% 12/01/51 1,064,111
270
Fannie Mae Pool FN MA4492 , (WI/DD)
2.000% 12/01/51 198,317
7,134
Fannie Mae Pool FN MA4493
2.500% 12/01/51 5,486,771
844
Fannie Mae Pool FN MA4512
2.500% 1/01/52 649,291
466
Fannie Mae Pool FN MA4513 2021 2021
3.000% 1/01/52 375,471
1,424
Fannie Mae Pool FN MA4549
3.000% 2/01/52 1,142,009
1,350
Fannie Mae Pool FN MA4562
2.000% 3/01/52 996,620
3,043
Fannie Mae Pool FN MA4563
2.500% 3/01/52 2,333,022
338
Fannie Mae Pool FN MA4564 2022 1
3.000% 3/01/52 271,071
867
Fannie Mae Pool FN MA4565
3.500% 3/01/52 725,423
373
Fannie Mae Pool FN MA4577
2.000% 4/01/52 273,803

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 1,146
Fannie Mae Pool FN MA4578 , (WI/DD)
2.500% 4/01/52 $ 880,918
456
Fannie Mae Pool FN MA4579
3.000% 4/01/52 365,717
632
Fannie Mae Pool FN MA4644 2022 1
4.000% 5/01/52 546,290
278
Fannie Mae Pool FN MA4625 2022 1
3.500% 6/01/52 232,135
906
Fannie Mae Pool FN MA4684 2022 1
4.500% 6/01/52 809,894
397
Fannie Mae Pool FN MA4686
5.000% 6/01/52 366,665
556
Fannie Mae Pool FN MA4653
3.000% 7/01/52 445,519
220
Fannie Mae Pool FN MA4654
3.500% 7/01/52 183,268
374
Fannie Mae Pool FN MA4700 2022 1
4.000% 7/01/52 323,371
326
Fannie Mae Pool FN MA4655
4.000% 7/01/52 281,676
553
Fannie Mae Pool FN MA4701 2022 1
4.500% 7/01/52 493,989
735
Fannie Mae Pool FN MA4656
4.500% 7/01/52 656,508
359
Fannie Mae Pool FN MA4709
5.000% 7/01/52 331,591
998
Fannie Mae Pool FN MA4737 2022 1
5.000% 8/01/52 920,781
990
Fannie Mae Pool FN MA4738
5.500% 8/01/52 940,819
323
Fannie Mae Pool FN MA4731 2022 1
3.500% 9/01/52 269,531
376
Fannie Mae Pool FN MA4732
4.000% 9/01/52 325,014
479
Fannie Mae Pool FN MA4782
3.500% 10/01/52 398,954
603
Fannie Mae Pool FN MA4783
4.000% 10/01/52 520,982
367
Fannie Mae Pool FN MA4807
5.500% 11/01/52 348,903
620
Fannie Mae Pool FN MA4847
6.000% 11/01/52 607,219
258
Fannie Mae Pool FN MA4852
6.500% 11/01/52 256,624
465
Fannie Mae Pool FN MA4842 2022 1
5.500% 12/01/52 441,561
992
Fannie Mae Pool FN MA4894
6.000% 1/01/53 970,193
701
Fannie Mae Pool FN MA4895
6.500% 1/01/53 698,323
293
Fannie Mae Pool FN MA5008
4.500% 5/01/53 262,034
394
Fannie Mae Pool FN MA5009
5.000% 5/01/53 363,250
277
Fannie Mae Pool FN MA5012
6.500% 5/01/53 275,295
201
Fannie Mae Pool FN MA5071
5.000% 7/01/53 185,325
216
Fannie Mae Pool FN MA5106 , (WI/DD)
5.000% 8/01/53 199,177
264
Fannie Mae Pool FN MA5165 , (WI/DD)
5.500% 10/01/53 250,132
99
Fannie Mae Pool , (WI/DD)
6.000% 10/01/53 96,752
275
Fannie Mae Pool FN MA5190 , (WI/DD)
5.500% 11/01/53 260,926
100
Fannie Mae Pool , (WI/DD)
7.000% 11/01/53 101,122
183
Fannie Mae-Aces 2018 M7
3.033% 3/25/28 167,102
250
Fannie Mae-Aces 2018 M10
3.357% 7/25/28 231,688
85
Ford Credit Auto Owner Trust 2022 A
1.290% 6/15/26 82,765
786 Freddie Mac Multifamily Structured Pass
Through Certificates 2019 K735
2.862% 5/25/26 739,343
99 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 K742
0.861% 6/25/27 88,941
62 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 K742
1.760% 3/25/28 53,198
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 K743
1.770% 5/25/28 85,205
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 K505
4.819% 6/25/28 97,353
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 K506
4.650% 8/25/28 96,849
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 K507
4.800% 9/25/28 97,004

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
44
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 314 Freddie Mac Multifamily Structured Pass
Through Certificates 2019 K094
2.701% 4/25/29 $ 289,881
95 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 K125
1.101% 8/25/30 78,611
97 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 K127
1.353% 11/25/30 81,987
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 K129
1.647% 5/25/31 75,401
99 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 1520
2.007% 7/25/35 75,099
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 160
4.500% 10/25/60 91,318
454
Ginnie Mae II Pool G2 MA3663
3.500% 5/20/46 394,204
58
Ginnie Mae II Pool G2 MA5264
4.000% 6/20/48 51,694
66
Ginnie Mae II Pool G2 MA5398
4.000% 8/20/48 59,076
404
Ginnie Mae II Pool G2 MA6038
3.000% 7/20/49 337,412
189
Ginnie Mae II Pool G2 MA6283
3.000% 11/20/49 157,417
739
Ginnie Mae II Pool G2 MA6338
3.000% 12/20/49 616,248
144
Ginnie Mae II Pool G2 MA6542
3.500% 3/20/50 124,283
75
Ginnie Mae II Pool G2 MA6600
3.500% 4/20/50 64,491
75
Ginnie Mae II Pool G2 MA6820
3.000% 8/20/50 62,613
726
Ginnie Mae II Pool G2 MA6864
2.000% 9/20/50 563,091
652
Ginnie Mae II Pool G2 MA6865
2.500% 9/20/50 521,809
79
Ginnie Mae II Pool G2 MA6931
2.500% 10/20/50 62,927
262
Ginnie Mae II Pool G2 MA6995
2.500% 11/20/50 209,491
463
Ginnie Mae II Pool G2 MA7051 2020
GNMA II
2.000% 12/20/50 358,732
230
Ginnie Mae II Pool G2 MA7054
3.500% 12/20/50 198,385
434
Ginnie Mae II Pool G2 MA7136
2.500% 1/20/51 346,780
495
Ginnie Mae II Pool G2 MA7312 2021 MTGE
2.500% 4/20/51 395,196
548
Ginnie Mae II Pool G2 MA7367
2.500% 5/20/51 437,511
793
Ginnie Mae II Pool G2 MA7472
2.500% 7/20/51 632,580
790
Ginnie Mae II Pool G2 MA7704
2.000% 11/20/51 609,473
265
Ginnie Mae II Pool G2 MA7826
2.000% 1/20/52 204,987
175
Ginnie Mae II Pool G2 MA7827
2.500% 1/20/52 139,625
1,470
Ginnie Mae II Pool G2 MA7882
3.000% 2/20/52 1,213,059
1,049
Ginnie Mae II Pool G2 MA7935
2.000% 3/20/52 809,354
227
Ginnie Mae II Pool G2 MA7936
2.500% 3/20/52 180,795
443
Ginnie Mae II Pool G2 MA7937
3.000% 3/20/52 365,038
819
Ginnie Mae II Pool G2 MA7938
3.500% 3/20/52 697,980
216
Ginnie Mae II Pool G2 MA8044
3.500% 5/20/52 184,118
459
Ginnie Mae II Pool G2 MA8046
4.500% 5/20/52 415,878
789
Ginnie Mae II Pool G2 MA8100
4.000% 6/20/52 694,238
232
Ginnie Mae II Pool G2 MA8101
4.500% 6/20/52 209,372
455
Ginnie Mae II Pool G2 MA8102
5.000% 6/20/52 424,071
467
Ginnie Mae II Pool G2 MA8151
4.500% 7/20/52 422,452
189
Ginnie Mae II Pool G2 MA8200
4.000% 8/20/52 166,022
188
Ginnie Mae II Pool G2 MA8201
4.500% 8/20/52 170,318
186
Ginnie Mae II Pool G2 MA8202
5.000% 8/20/52 173,449
189
Ginnie Mae II Pool G2 MA8266
3.500% 9/20/52 161,305
209
Ginnie Mae II Pool G2 MA8267 2022 A
4.000% 9/20/52 184,088
184
Ginnie Mae II Pool G2 MA8349
5.500% 10/20/52 175,842

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 191
Ginnie Mae II Pool G2 MA8428
5.000% 11/20/52 $ 178,173
184
Ginnie Mae II Pool G2 MA8430
6.000% 11/20/52 180,297
477
Ginnie Mae II Pool G2 MA8491
5.500% 12/20/52 456,615
186
Ginnie Mae II Pool G2 MA8492
6.000% 12/20/52 182,666
476
Ginnie Mae II Pool G2 MA8571
6.000% 1/20/53 466,284
275
Ginnie Mae II Pool G2 MA8572
6.500% 1/20/53 274,860
196
Ginnie Mae II Pool G2 MA8801
5.500% 4/20/53 187,684
197
Ginnie Mae II Pool G2 MA8876
4.000% 5/20/53 173,308
197
Ginnie Mae II Pool , (WI/DD)
6.500% 5/20/53 196,623
100
Ginnie Mae II Pool , (WI/DD)
5.500% 8/20/53 95,237
275
Ginnie Mae II Pool G2 MA9170
5.000% 9/20/53 255,585
100
Ginnie Mae II Pool , (WI/DD)
6.000% 9/20/53 97,829
100
Ginnie Mae II Pool , (WI/DD)
7.000% 10/20/53 101,448
74
GM Financial Automobile Leasing Trust
2021 2
0.690% 5/20/25 73,485
47 GM Financial Consumer Automobile
Receivables Trust 2022 1
1.260% 11/16/26 45,082
200
GS Mortgage Securities Trust 2019 GC38
3.968% 2/10/52 178,062
42
Honda Auto Receivables Owner Trust
2021 2
0.330% 8/15/25 41,176
50
John Deere Owner Trust 2021 B
0.740% 5/15/28 46,602
100
Morgan Stanley Capital I Trust 2021 L5
1.518% 5/15/54 86,927
28
Santander Drive Auto Receivables Trust
2021 2
0.900% 6/15/26 27,330
100
Synchrony Card Funding LLC 2023 A1
5.540% 7/15/29 99,305
100
Toyota Auto Receivables Owner Trust
2021 B
0.530% 10/15/26 92,976
90
Verizon Master Trust 2021 1
0.500% 5/20/27 87,296
300
Wells Fargo Commercial Mortgage Trust
2019 C49
3.760% 3/15/52 266,444
126
Wells Fargo Commercial Mortgage Trust
2016 C32
3.324% 1/15/59 122,438
56
World Omni Auto Receivables Trust 2021
B
0.420% 6/15/26 53,816
Total Securitized
(cost $92,006,342) 75,871,332
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE DEBT - 25.4%
Financials - 8.7%
$ 10 Aegon NV 5.500% 4/11/48 9,037
180 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
2.450% 10/29/26 160,115
30 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.650% 7/21/27 26,931
160 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% 1/30/32 123,870
60 Aetna Inc 4.750% 3/15/44 46,377
40 Aflac Inc 3.600% 4/01/30 34,844
150 Air Lease Corp 2.875% 1/15/26 139,223
20 Air Lease Corp 3.125% 12/01/30 15,922
100 Alexandria Real Estate Equities Inc 3.375% 8/15/31 81,143

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
46
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 100 Alexandria Real Estate Equities Inc 2.950% 3/15/34 $ 72,901
10 (b) Ally Financial Inc 5.800% 5/01/25 9,788
82 Ally Financial Inc 8.000% 11/01/31 80,036
20 Ally Financial Inc 8.000% 11/01/31 19,420
40 American Express Co 2.250% 3/04/25 38,043
100 American Express Co 4.990% 5/01/26 98,081
90 American Express Co 1.650% 11/04/26 79,265
100 American Express Co 5.625% 7/28/34 91,139
120 American International Group Inc 3.400% 6/30/30 100,941
100 Aon Corp / Aon Global Holdings PLC 5.350% 2/28/33 93,199
80 Arthur J Gallagher & Co 3.050% 3/09/52 43,397
42 Assurant Inc 2.650% 1/15/32 30,261
30 Australia & New Zealand Banking Group
Ltd/New York NY
5.375% 7/03/25 29,861
10 Australia & New Zealand Banking Group
Ltd/New York NY
3.700% 11/16/25 9,630
270 Banco Santander SA 4.175% 3/24/28 247,232
100 Bank of America Corp 3.841% 4/25/25 98,747
100 Bank of America Corp 3.384% 4/02/26 95,815
100 Bank of America Corp 5.080% 1/20/27 97,346
40 Bank of America Corp 1.734% 7/22/27 35,300
300 Bank of America Corp 2.087% 6/14/29 247,694
150 Bank of America Corp 4.271% 7/23/29 136,503
730 Bank of America Corp 3.974% 2/07/30 645,594
200 Bank of America Corp 2.592% 4/29/31 157,673
250 Bank of America Corp 2.651% 3/11/32 191,593
100 Bank of America Corp 2.299% 7/21/32 73,776
50 Bank of America Corp 5.872% 9/15/34 47,084
122 Bank of America Corp 3.311% 4/22/42 81,006
200 Bank of America Corp 2.972% 7/21/52 114,722
100 (b) Bank of Montreal 1.500% 1/10/25 94,824
100 Bank of Montreal 2.650% 3/08/27 89,456
50 Bank of Montreal 5.717% 9/25/28 48,959
48 Bank of Montreal 3.803% 12/15/32 41,599
100 Bank of New York Mellon Corp/The 0.850% 10/25/24 95,171
100 Bank of New York Mellon Corp/The 2.800% 5/04/26 93,080
100 Bank of New York Mellon Corp/The 2.050% 1/26/27 88,577
30 Bank of New York Mellon/The 5.148% 5/22/26 29,613
150 Bank of Nova Scotia/The 3.450% 4/11/25 144,550
100 Bank of Nova Scotia/The 1.350% 6/24/26 88,677
310 Barclays PLC 4.836% 5/09/28 278,593
200 Barclays PLC 7.385% 11/02/28 202,191
200 Barclays PLC 6.692% 9/13/34 189,146
40 BlackRock Inc 3.250% 4/30/29 35,708
10 BlackRock Inc 2.400% 4/30/30 8,205
30 BlackRock Inc 1.900% 1/28/31 23,140
162 Boston Properties LP 2.900% 3/15/30 124,240
30 BPCE SA 4.000% 4/15/24 29,717
50 Brixmor Operating Partnership LP 4.125% 6/15/26 47,051
120 Brookfield Finance I UK Plc / Brookfield
Finance Inc
2.340% 1/30/32 87,364
20 Brookfield Finance Inc 3.900% 1/25/28 18,231
40 Camden Property Trust 2.800% 5/15/30 33,080
130 Canadian Imperial Bank of Commerce 1.000% 10/18/24 124,004
100 Canadian Imperial Bank of Commerce 6.092% 10/03/33 96,324
200 Capital One Financial Corp 5.468% 2/01/29 185,945
100 Capital One Financial Corp 6.312% 6/08/29 95,747
100 Capital One Financial Corp 7.624% 10/30/31 99,952
30 Cboe Global Markets Inc 3.000% 3/16/32 24,085
210 Centene Corp 3.375% 2/15/30 173,638

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 10 Charles Schwab Corp/The 3.200% 3/02/27 $ 9,045
130 Charles Schwab Corp/The 2.000% 3/20/28 108,551
10 Charles Schwab Corp/The 4.000% 2/01/29 8,982
100 Charles Schwab Corp/The 5.643% 5/19/29 96,265
109 Chubb Corp/The 6.000% 5/11/37 107,860
10 Chubb INA Holdings Inc 1.375% 9/15/30 7,499
40 Citigroup Inc 0.981% 5/01/25 38,826
100 Citigroup Inc 3.290% 3/17/26 95,764
948 Citigroup Inc 3.980% 3/20/30 838,714
100 Citigroup Inc 2.561% 5/01/32 75,881
130 Citigroup Inc 2.520% 11/03/32 96,713
100 Citizens Financial Group Inc 2.638% 9/30/32 66,353
100 CME Group Inc 2.650% 3/15/32 79,825
60 CME Group Inc 5.300% 9/15/43 55,671
250 Commonwealth Bank of Australia/New
York NY
5.499% 9/12/25 249,739
140 Cooperatieve Rabobank UA 3.750% 7/21/26 130,071
100 Corporate Office Properties LP 2.000% 1/15/29 75,979
270 Credit Suisse AG/New York NY 2.950% 4/09/25 256,370
240 Deutsche Bank AG/New York NY 1.447% 4/01/25 234,244
100 Digital Realty Trust LP 5.550% 1/15/28 96,944
110 Discover Financial Services 6.700% 11/29/32 101,905
10 Elevance Health Inc 3.650% 12/01/27 9,212
100 Elevance Health Inc 2.250% 5/15/30 79,721
40 Elevance Health Inc 5.500% 10/15/32 38,264
100 Elevance Health Inc 4.650% 1/15/43 79,593
10 Elevance Health Inc 3.125% 5/15/50 5,926
100 Elevance Health Inc 4.550% 5/15/52 75,707
20 Equitable Holdings Inc 7.000% 4/01/28 20,473
42 Equitable Holdings Inc 5.000% 4/20/48 31,994
50 Federal Realty OP LP 3.500% 6/01/30 41,747
132 Fifth Third Bancorp 1.707% 11/01/27 112,507
100 Fifth Third Bancorp 6.339% 7/27/29 96,860
30 First American Financial Corp 2.400% 8/15/31 21,669
10 Franklin Resources Inc 2.850% 3/30/25 9,554
30 Franklin Resources Inc 1.600% 10/30/30 22,238
50 GATX Corp 4.700% 4/01/29 46,075
30 GATX Corp 3.500% 6/01/32 23,714
10 Goldman Sachs Group Inc/The 3.850% 7/08/24 9,852
200 Goldman Sachs Group Inc/The 1.948% 10/21/27 175,403
300 Goldman Sachs Group Inc/The 3.800% 3/15/30 259,196
652 Goldman Sachs Group Inc/The 2.383% 7/21/32 483,946
200 Goldman Sachs Group Inc/The 2.650% 10/21/32 150,371
100 Goldman Sachs Group Inc/The 6.561% 10/24/34 99,403
80 Hartford Financial Services Group Inc/The 2.900% 9/15/51 44,057
100 Healthpeak OP LLC 2.125% 12/01/28 82,447
50 Healthpeak OP LLC 3.500% 7/15/29 43,169
50 Host Hotels & Resorts LP 4.500% 2/01/26 47,830
65 HSBC Holdings PLC 0.976% 5/24/25 62,835
200 HSBC Holdings PLC 7.336% 11/03/26 203,452
200 HSBC Holdings PLC 2.013% 9/22/28 167,862
450 HSBC Holdings PLC 2.804% 5/24/32 338,792
200 HSBC Holdings PLC 6.547% 6/20/34 185,869
30 Humana Inc 4.875% 4/01/30 27,949
100 Humana Inc 2.150% 2/03/32 73,856
100 Huntington Bancshares Inc/OH 2.625% 8/06/24 96,867
100 ING Groep NV 3.950% 3/29/27 92,583
50 ING Groep NV 4.050% 4/09/29 44,681
54 Intercontinental Exchange Inc 3.750% 9/21/28 49,267
100 Intercontinental Exchange Inc 4.600% 3/15/33 89,277

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
48
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 60 Intercontinental Exchange Inc 4.250% 9/21/48 $ 44,482
20 Invesco Finance PLC 3.750% 1/15/26 19,113
100 Invitation Homes Operating Partnership LP 5.450% 8/15/30 93,241
10 JPMorgan Chase & Co 0.824% 6/01/25 9,663
100 JPMorgan Chase & Co 3.845% 6/14/25 98,464
100 JPMorgan Chase & Co 2.595% 2/24/26 95,311
100 JPMorgan Chase & Co 4.080% 4/26/26 96,922
100 JPMorgan Chase & Co 1.470% 9/22/27 87,114
290 JPMorgan Chase & Co 3.702% 5/06/30 254,433
210 JPMorgan Chase & Co 2.739% 10/15/30 172,529
648 JPMorgan Chase & Co 4.493% 3/24/31 584,565
110 JPMorgan Chase & Co 2.545% 11/08/32 83,343
140 JPMorgan Chase & Co 3.157% 4/22/42 92,226
250 JPMorgan Chase & Co 3.328% 4/22/52 153,279
20 KeyBank NA/Cleveland OH 6.950% 2/01/28 18,572
110 KeyCorp 2.250% 4/06/27 91,295
40 Kilroy Realty LP 4.750% 12/15/28 35,222
10 Kilroy Realty LP 2.500% 11/15/32 6,617
100 Kimco Realty OP LLC 2.250% 12/01/31 73,168
20 Legg Mason Inc 4.750% 3/15/26 19,505
20 Legg Mason Inc 5.625% 1/15/44 17,641
70 (b) Lincoln National Corp 3.050% 1/15/30 55,299
20 Lincoln National Corp 3.400% 3/01/32 14,991
20 (b) Lincoln National Corp 4.375% 6/15/50 13,041
40 Lloyds Banking Group PLC 4.500% 11/04/24 39,071
210 Lloyds Banking Group PLC 2.438% 2/05/26 199,072
40 Lloyds Banking Group PLC 4.550% 8/16/28 36,893
100 M&T Bank Corp 7.413% 10/30/29 100,250
30 Manulife Financial Corp 5.375% 3/04/46 26,329
120 Marsh & McLennan Cos Inc 2.250% 11/15/30 94,390
20 Marsh & McLennan Cos Inc 4.350% 1/30/47 15,192
10 Marsh & McLennan Cos Inc 4.200% 3/01/48 7,384
150 MetLife Inc 4.875% 11/13/43 122,380
200 Mitsubishi UFJ Financial Group Inc 2.757% 9/13/26 182,521
140 Mitsubishi UFJ Financial Group Inc 1.538% 7/20/27 123,671
64 Mitsubishi UFJ Financial Group Inc 3.961% 3/02/28 59,272
200 Mitsubishi UFJ Financial Group Inc 5.441% 2/22/34 186,397
150 Mizuho Financial Group Inc 2.651% 5/22/26 141,616
10 Mizuho Financial Group Inc 3.663% 2/28/27 9,256
100 Mizuho Financial Group Inc 2.869% 9/13/30 82,291
20 Morgan Stanley 0.790% 5/30/25 19,291
40 Morgan Stanley 4.350% 9/08/26 37,844
80 Morgan Stanley 4.210% 4/20/28 74,608
497 Morgan Stanley 3.772% 1/24/29 448,261
100 Morgan Stanley 5.123% 2/01/29 95,209
291 Morgan Stanley 4.431% 1/23/30 264,962
110 Morgan Stanley 3.622% 4/01/31 93,134
200 Morgan Stanley 2.239% 7/21/32 147,509
110 Morgan Stanley 5.424% 7/21/34 100,395
100 Morgan Stanley 6.627% 11/01/34 99,850
100 Morgan Stanley 2.484% 9/16/36 70,741
20 Morgan Stanley 4.300% 1/27/45 15,032
110 Nasdaq Inc 5.550% 2/15/34 102,035
100 National Australia Bank Ltd/New York 3.375% 1/14/26 95,279
100 NatWest Group PLC 5.808% 9/13/29 95,852
100 NatWest Group PLC 5.076% 1/27/30 91,787
100 NNN REIT Inc 5.600% 10/15/33 92,173
90 Nomura Holdings Inc 2.648% 1/16/25 85,955
120 Nomura Holdings Inc 2.172% 7/14/28 98,739
42 Northern Trust Corp 3.950% 10/30/25 40,541

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 20 Northern Trust Corp 3.150% 5/03/29 $ 17,517
30 ORIX Corp 3.700% 7/18/27 27,754
10 PNC Bank NA 3.300% 10/30/24 9,741
10 PNC Bank NA 3.100% 10/25/27 8,911
90 PNC Bank NA 4.050% 7/26/28 80,151
20 PNC Bank NA 2.700% 10/22/29 15,889
124 PNC Financial Services Group Inc/The 3.900% 4/29/24 122,532
100 PNC Financial Services Group Inc/The 5.582% 6/12/29 95,746
100 PNC Financial Services Group Inc/The 6.875% 10/20/34 99,940
54 Principal Financial Group Inc 3.700% 5/15/29 47,978
10 Principal Financial Group Inc 2.125% 6/15/30 7,767
34 Progressive Corp/The 3.200% 3/26/30 28,971
20 (b) Progressive Corp/The 3.000% 3/15/32 16,257
40 Progressive Corp/The 4.200% 3/15/48 29,781
91 Prologis LP 3.875% 9/15/28 83,494
50 Prologis LP 2.875% 11/15/29 42,109
10 Prologis LP 4.375% 9/15/48 7,289
100 Prologis LP 5.250% 6/15/53 84,093
31 Prudential Financial Inc 1.500% 3/10/26 28,018
10 (b) Prudential Financial Inc 2.100% 3/10/30 8,011
70 Prudential Financial Inc 3.000% 3/10/40 46,453
20 Prudential Financial Inc 4.500% 9/15/47 17,528
113 Prudential Financial Inc 3.905% 12/07/47 77,080
30 Prudential Funding Asia PLC 3.625% 3/24/32 24,743
100 Public Storage 5.125% 1/15/29 97,464
10 Regions Financial Corp 1.800% 8/12/28 7,814
20 Regions Financial Corp 7.375% 12/10/37 19,130
30 Reinsurance Group of America Inc 3.950% 9/15/26 28,358
29 Reinsurance Group of America Inc 3.900% 5/15/29 25,586
100 Royal Bank of Canada 3.375% 4/14/25 96,498
100 Royal Bank of Canada 1.200% 4/27/26 89,178
100 Royal Bank of Canada 1.150% 7/14/26 88,132
110 (b) Royal Bank of Canada 5.200% 8/01/28 106,082
10 Santander Holdings USA Inc 4.260% 6/09/25 9,782
100 Santander Holdings USA Inc 2.490% 1/06/28 86,092
200 Simon Property Group LP 5.500% 3/08/33 185,856
100 State Street Corp 1.746% 2/06/26 94,511
100 State Street Corp 2.400% 1/24/30 81,444
50 Sumitomo Mitsui Financial Group Inc 2.632% 7/14/26 45,828
330 Sumitomo Mitsui Financial Group Inc 3.364% 7/12/27 300,057
160 Sumitomo Mitsui Financial Group Inc 2.750% 1/15/30 129,838
10 Sumitomo Mitsui Financial Group Inc 1.710% 1/12/31 7,264
112 Synchrony Financial 4.875% 6/13/25 106,220
212 Toronto-Dominion Bank/The 1.200% 6/03/26 187,957
100 Toronto-Dominion Bank/The 5.523% 7/17/28 97,494
30 Toronto-Dominion Bank/The 3.625% 9/15/31 27,572
92 Travelers Cos Inc/The 4.600% 8/01/43 75,289
20 Travelers Cos Inc/The 3.750% 5/15/46 13,821
20 Travelers Cos Inc/The 4.000% 5/30/47 14,534
51 Truist Bank 3.625% 9/16/25 48,114
200 Truist Financial Corp 3.700% 6/05/25 191,893
50 Truist Financial Corp 1.887% 6/07/29 40,079
50 Truist Financial Corp 7.161% 10/30/29 50,295
200 UBS AG/London 5.650% 9/11/28 195,724
50 UnitedHealth Group Inc 4.000% 5/15/29 46,264
100 UnitedHealth Group Inc 5.300% 2/15/30 98,164
110 UnitedHealth Group Inc 4.200% 5/15/32 97,528
100 (b) UnitedHealth Group Inc 5.350% 2/15/33 96,117
351 UnitedHealth Group Inc 4.750% 5/15/52 280,972
250 US Bank NA/Cincinnati OH 2.800% 1/27/25 239,852

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
50
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 21 Ventas Realty LP 3.850% 4/01/27 $ 19,433
20 Ventas Realty LP 4.400% 1/15/29 18,289
10 Ventas Realty LP 3.000% 1/15/30 8,168
54 Ventas Realty LP 4.750% 11/15/30 48,287
19 Voya Financial Inc 4.800% 6/15/46 13,661
40 Voya Financial Inc 4.700% 1/23/48 31,380
118 Welltower OP LLC 4.125% 3/15/29 106,515
10 Welltower OP LLC 2.750% 1/15/31 7,850
50 Westpac Banking Corp 1.953% 11/20/28 41,818
100 Westpac Banking Corp 2.150% 6/03/31 77,546
166 Westpac Banking Corp 4.322% 11/23/31 153,217
10 Willis North America Inc 3.600% 5/15/24 9,858
50 Willis North America Inc 2.950% 9/15/29 41,921
10 XL Group Ltd 5.250% 12/15/43 8,510
20 Zions Bancorp NA 3.250% 10/29/29 14,895
Total Financials 23,630,917
Industrial - 14.5%
20 3M Co 3.375% 3/01/29 17,586
78 3M Co 2.375% 8/26/29 63,663
70 3M Co 3.050% 4/15/30 59,112
10 3M Co 3.625% 10/15/47 6,435
10 (b) 3M Co 3.250% 8/26/49 5,874
20 ABB Finance USA Inc 3.800% 4/03/28 18,837
44 Adobe Inc 1.900% 2/01/25 42,120
18 Adobe Inc 2.150% 2/01/27 16,274
60 Agilent Technologies Inc 2.100% 6/04/30 46,778
99 Air Products and Chemicals Inc 1.850% 5/15/27 87,479
30 Albemarle Corp 4.650% 6/01/27 28,331
210 Alibaba Group Holding Ltd 4.500% 11/28/34 176,675
100 Alphabet Inc 0.800% 8/15/27 85,617
60 Alphabet Inc 2.250% 8/15/60 30,339
10 Amcor Finance USA Inc 4.500% 5/15/28 9,360
60 Amcor Flexibles North America Inc 2.630% 6/19/30 47,359
200 America Movil SAB de CV 4.700% 7/21/32 180,499
40 American Honda Finance Corp 2.150% 9/10/24 38,789
100 American Honda Finance Corp 1.500% 1/13/25 95,173
100 American Honda Finance Corp 5.850% 10/04/30 99,294
10 American Tower Corp 4.000% 6/01/25 9,668
10 American Tower Corp 3.375% 10/15/26 9,257
40 American Tower Corp 1.500% 1/31/28 32,919
110 American Tower Corp 5.250% 7/15/28 104,931
50 American Tower Corp 5.800% 11/15/28 48,848
70 American Tower Corp 2.900% 1/15/30 57,085
10 American Tower Corp 1.875% 10/15/30 7,402
100 American Tower Corp 4.050% 3/15/32 83,898
10 American Tower Corp 3.100% 6/15/50 5,514
100 Amgen Inc 5.150% 3/02/28 97,598
100 (b) Amgen Inc 3.000% 2/22/29 87,815
138 Amgen Inc 2.300% 2/25/31 107,888
110 Amgen Inc 2.000% 1/15/32 81,394
20 Amgen Inc 5.750% 3/15/40 18,185
10 Amgen Inc 4.950% 10/01/41 8,236
270 Amgen Inc 5.600% 3/02/43 240,817
200 Amgen Inc 4.400% 5/01/45 150,212
50 Amphenol Corp 4.350% 6/01/29 46,684
100 Analog Devices Inc 1.700% 10/01/28 83,658
10 Applied Materials Inc 3.900% 10/01/25 9,715
22 Applied Materials Inc 5.100% 10/01/35 20,848
60 Applied Materials Inc 4.350% 4/01/47 47,927

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 20 Aptiv PLC 4.350% 3/15/29 $ 18,550
52 Aptiv PLC / Aptiv Corp 4.150% 5/01/52 34,242
10 Archer-Daniels-Midland Co 3.250% 3/27/30 8,663
120 Archer-Daniels-Midland Co 2.700% 9/15/51 67,462
50 Arrow Electronics Inc 6.125% 3/01/26 49,630
20 Astrazeneca Finance LLC 1.200% 5/28/26 17,988
49 AstraZeneca PLC 1.375% 8/06/30 37,342
195 AstraZeneca PLC 6.450% 9/15/37 202,781
10 AstraZeneca PLC 4.375% 11/16/45 7,949
60 AT&T Inc 5.539% 2/20/26 59,517
130 AT&T Inc 5.400% 2/15/34 119,448
640 AT&T Inc 4.850% 3/01/39 522,112
200 AT&T Inc 6.375% 3/01/41 188,391
220 AT&T Inc 3.650% 6/01/51 135,404
50 Autodesk Inc 2.400% 12/15/31 38,411
60 Automatic Data Processing Inc 1.700% 5/15/28 51,504
70 AutoNation Inc 1.950% 8/01/28 56,270
30 AutoNation Inc 4.750% 6/01/30 26,276
80 AutoZone Inc 4.500% 2/01/28 75,641
100 AutoZone Inc 5.200% 8/01/33 90,700
50 Avery Dennison Corp 2.250% 2/15/32 36,845
30 Avnet Inc 4.625% 4/15/26 28,754
100 Baidu Inc 4.375% 3/29/28 94,121
105 Baker Hughes Holdings LLC / Baker
Hughes Co-Obligor Inc
3.138% 11/07/29 89,702
180 Baxalta Inc 4.000% 6/23/25 174,625
10 Baxter International Inc 2.600% 8/15/26 9,122
60 Baxter International Inc 1.730% 4/01/31 43,583
110 (b) Baxter International Inc 2.539% 2/01/32 82,492
12
(b)
Bell Telephone Co of Canada or Bell
Canada
2.150% 2/15/32 8,946
80 Bell Telephone Co of Canada or Bell
Canada
3.650% 3/17/51 50,915
40 Berry Global Inc, 144A 5.500% 4/15/28 38,279
20 Biogen Inc 2.250% 5/01/30 15,707
50 Block Financial LLC 2.500% 7/15/28 42,172
50 Booking Holdings Inc 3.600% 6/01/26 47,616
42 BorgWarner Inc 2.650% 7/01/27 37,338
90 Bristol-Myers Squibb Co 1.450% 11/13/30 67,823
360 Bristol-Myers Squibb Co 4.125% 6/15/39 285,899
50 Bristol-Myers Squibb Co 6.250% 11/15/53 49,481
80 British Telecommunications PLC 9.625% 12/15/30 92,257
212 Broadcom Inc, 144A 4.150% 4/15/32 179,376
385 Broadcom Inc 4.300% 11/15/32 327,634
50 Broadridge Financial Solutions Inc 2.600% 5/01/31 38,787
30 Brunswick Corp/DE 4.400% 9/15/32 23,598
30 Bunge Ltd Finance Corp 3.250% 8/15/26 27,940
10 Bunge Ltd Finance Corp 3.750% 9/25/27 9,249
50 Bunge Ltd Finance Corp 2.750% 5/14/31 39,581
10 Campbell Soup Co 3.300% 3/19/25 9,610
110 (b) Campbell Soup Co 2.375% 4/24/30 87,202
60 Canadian National Railway Co 6.375% 11/15/37 61,066
40 Canadian National Railway Co 3.650% 2/03/48 27,651
10 Canadian National Railway Co 4.450% 1/20/49 7,745
100 Canadian Pacific Railway Co 2.450% 12/02/31 87,184
70 Canadian Pacific Railway Co 4.300% 5/15/43 52,806
50 Canadian Pacific Railway Co 6.125% 9/15/15 45,002
120 Cardinal Health Inc 4.500% 11/15/44 87,109
10 Cardinal Health Inc 4.900% 9/15/45 7,640
20 Carlisle Cos Inc 3.500% 12/01/24 19,409

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
52
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 10 Carlisle Cos Inc 2.750% 3/01/30 $ 8,082
20 Carlisle Cos Inc 2.200% 3/01/32 14,644
172 Carrier Global Corp 3.377% 4/05/40 115,732
50 Caterpillar Financial Services Corp 0.600% 9/13/24 47,882
50 Caterpillar Financial Services Corp 3.250% 12/01/24 48,787
112 Caterpillar Financial Services Corp 3.400% 5/13/25 108,492
10 Caterpillar Financial Services Corp 0.800% 11/13/25 9,107
120 Caterpillar Inc 3.803% 8/15/42 90,651
20 CBRE Services Inc 4.875% 3/01/26 19,343
100 CBRE Services Inc 5.950% 8/15/34 90,918
82 CDW LLC / CDW Finance Corp 2.670% 12/01/26 73,348
103 Celanese US Holdings LLC 1.400% 8/05/26 89,702
200 Charter Communications Operating LLC
/ Charter Communications Operating
Capital
2.250% 1/15/29 161,951
200
(b)
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
4.400% 4/01/33 165,479
200 Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.500% 4/01/63 140,617
62 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 59,820
110 Cheniere Energy Partners LP, 144A 5.950% 6/30/33 102,870
40 Church & Dwight Co Inc 3.150% 8/01/27 36,728
70 Cigna Group/The 4.500% 2/25/26 67,954
300 Cigna Group/The 3.050% 10/15/27 271,247
80 Cigna Group/The 4.800% 8/15/38 67,766
10 Cigna Group/The 3.875% 10/15/47 6,817
100 Cintas Corp No 2 3.450% 5/01/25 96,779
100 Cintas Corp No 2 3.700% 4/01/27 94,256
118 Cisco Systems Inc 2.500% 9/20/26 109,571
40 Clorox Co/The 4.400% 5/01/29 37,092
50 CNH Industrial NV 3.850% 11/15/27 46,079
5 Coca-Cola Co/The 1.450% 6/01/27 4,394
50 Coca-Cola Co/The 1.000% 3/15/28 41,977
160 Coca-Cola Co/The 1.650% 6/01/30 126,370
10 Coca-Cola Co/The 1.375% 3/15/31 7,503
110 Coca-Cola Co/The 3.000% 3/05/51 68,613
40 Coca-Cola Co/The 2.750% 6/01/60 22,443
100 Coca-Cola Femsa SAB de CV 1.850% 9/01/32 72,933
10 Colgate-Palmolive Co 3.100% 8/15/25 9,636
100 Colgate-Palmolive Co 3.250% 8/15/32 84,157
70 Comcast Corp 3.300% 4/01/27 64,868
200 Comcast Corp 3.400% 4/01/30 173,143
300 Comcast Corp 1.500% 2/15/31 222,004
100 Comcast Corp 5.500% 11/15/32 96,325
100 Comcast Corp 6.450% 3/15/37 100,520
340 Comcast Corp 3.750% 4/01/40 249,863
300 Comcast Corp 2.987% 11/01/63 154,015
20 Conagra Brands Inc 4.600% 11/01/25 19,420
60 Conagra Brands Inc 8.250% 9/15/30 65,774
50 Corning Inc 5.350% 11/15/48 42,570
10 Corning Inc 3.900% 11/15/49 6,752
10 Corning Inc 4.375% 11/15/57 7,106
80 Costco Wholesale Corp 1.375% 6/20/27 69,628
40 Crown Castle Inc 4.300% 2/15/29 36,205
154 Crown Castle Inc 3.300% 7/01/30 126,590
110 Crown Castle Inc 2.500% 7/15/31 83,075
105 CSX Corp 4.250% 3/15/29 97,983
20 CSX Corp 6.000% 10/01/36 19,702
100 CSX Corp 4.100% 3/15/44 74,393

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 20 CSX Corp 4.750% 11/15/48 $ 15,834
52 CSX Corp 4.250% 11/01/66 36,065
9 Cummins Inc 1.500% 9/01/30 6,875
62 Cummins Inc 2.600% 9/01/50 34,047
200 CVS Health Corp 3.625% 4/01/27 185,648
100 CVS Health Corp 5.250% 1/30/31 94,116
170 CVS Health Corp 1.875% 2/28/31 126,378
300 CVS Health Corp 2.125% 9/15/31 223,548
120 CVS Health Corp 2.700% 8/21/40 72,667
120 CVS Health Corp 4.250% 4/01/50 83,163
100 Danaher Corp 2.800% 12/10/51 56,334
100 Deere & Co 3.900% 6/09/42 78,303
140 Dell International LLC / EMC Corp 5.850% 7/15/25 139,738
142 Dell International LLC / EMC Corp 8.100% 7/15/36 154,006
50 Discovery Communications LLC 3.950% 3/20/28 45,158
192 (b) Discovery Communications LLC 3.625% 5/15/30 159,907
330 Discovery Communications LLC 5.000% 9/20/37 258,308
51 Discovery Communications LLC 6.350% 6/01/40 44,248
20 Discovery Communications LLC 5.200% 9/20/47 14,316
100 Dollar General Corp 3.500% 4/03/30 84,382
12 Dollar Tree Inc 4.000% 5/15/25 11,621
82 Dollar Tree Inc 3.375% 12/01/51 46,591
30 Dover Corp 5.375% 10/15/35 28,077
30 Dow Chemical Co/The 2.100% 11/15/30 23,248
141 Dow Chemical Co/The 4.250% 10/01/34 118,887
40 DR Horton Inc 1.300% 10/15/26 35,079
140 DuPont de Nemours Inc 5.319% 11/15/38 125,129
30 DXC Technology Co 1.800% 9/15/26 26,294
201 Eastern Gas Transmission & Storage Inc 4.800% 11/01/43 156,311
50 Eastman Chemical Co 5.750% 3/08/33 46,310
48 Eaton Corp 3.103% 9/15/27 44,020
52 Eaton Corp 4.000% 11/02/32 45,436
134 eBay Inc 2.700% 3/11/30 108,816
36 Ecolab Inc 3.250% 12/01/27 33,114
10 Ecolab Inc 1.300% 1/30/31 7,359
110 Ecolab Inc 2.700% 12/15/51 60,377
52 Electronic Arts Inc 1.850% 2/15/31 39,573
25 Eli Lilly & Co 3.375% 3/15/29 22,752
130 Eli Lilly & Co 4.700% 2/27/33 122,082
50 Emerson Electric Co 2.000% 12/21/28 42,366
62 Emerson Electric Co 1.950% 10/15/30 48,735
10 Enbridge Inc 2.500% 2/14/25 9,564
170 Enbridge Inc 3.125% 11/15/29 143,901
90 Enbridge Inc 4.500% 6/10/44 65,626
50 Enbridge Inc 8.250% 1/15/84 47,929
90 Enterprise Products Operating LLC 7.550% 4/15/38 98,140
200 Enterprise Products Operating LLC 6.125% 10/15/39 193,635
100 Enterprise Products Operating LLC 4.850% 3/15/44 82,817
50 Equifax Inc 5.100% 6/01/28 47,722
40 Equinix Inc 2.625% 11/18/24 38,622
100 Equinix Inc 3.900% 4/15/32 83,222
20 Equinix Inc 3.000% 7/15/50 10,889
110 Estee Lauder Cos Inc/The 2.600% 4/15/30 90,667
220 FedEx Corp 3.900% 2/01/35 177,141
122 Fidelity National Information Services Inc 1.650% 3/01/28 102,139
224 Fiserv Inc 3.500% 7/01/29 196,495
60 Flex Ltd 4.875% 6/15/29 54,866
50 Flowserve Corp 2.800% 1/15/32 36,845
40 FMC Corp 3.450% 10/01/29 33,115
10 Fomento Economico Mexicano SAB de CV 4.375% 5/10/43 7,656

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
54
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 89 Fomento Economico Mexicano SAB de CV 3.500% 1/16/50 $ 57,229
30 Fortive Corp 3.150% 6/15/26 27,959
100 Fortune Brands Innovations Inc 5.875% 6/01/33 93,250
100 Fox Corp 4.709% 1/25/29 93,453
100 Fox Corp 6.500% 10/13/33 97,666
140 GE HealthCare Technologies Inc 5.857% 3/15/30 136,749
184 General Mills Inc 2.875% 4/15/30 152,103
180 General Motors Financial Co Inc 5.000% 4/09/27 172,110
274 General Motors Financial Co Inc 5.650% 1/17/29 262,993
210 General Motors Financial Co Inc 4.300% 4/06/29 186,596
40 Genuine Parts Co 2.750% 2/01/32 30,164
190 Gilead Sciences Inc 4.600% 9/01/35 166,704
156 Gilead Sciences Inc 4.000% 9/01/36 127,093
30 Gilead Sciences Inc 5.650% 12/01/41 27,742
50 GlaxoSmithKline Capital Inc 3.625% 5/15/25 48,659
30 GlaxoSmithKline Capital PLC 3.000% 6/01/24 29,528
70 GlaxoSmithKline Capital PLC 3.375% 6/01/29 63,082
180 Global Payments Inc 3.200% 8/15/29 151,077
172 Halliburton Co 4.850% 11/15/35 151,337
20 Harley-Davidson Inc 4.625% 7/28/45 13,716
10 Hasbro Inc 3.500% 9/15/27 9,108
100 Hasbro Inc 3.900% 11/19/29 85,919
40 HCA Inc 4.500% 2/15/27 37,832
50 HCA Inc 3.125% 3/15/27 45,119
100 HCA Inc 5.200% 6/01/28 95,211
106 HCA Inc 4.125% 6/15/29 94,083
110 HCA Inc 5.125% 6/15/39 90,487
100 HCA Inc 3.500% 7/15/51 57,931
60 Hershey Co/The 4.250% 5/04/28 57,587
60 Hewlett Packard Enterprise Co 6.102% 4/01/26 59,928
70 Hewlett Packard Enterprise Co 6.200% 10/15/35 68,712
120 Home Depot Inc/The 2.700% 4/15/25 115,431
10 Home Depot Inc/The 2.950% 6/15/29 8,774
299 Home Depot Inc/The 5.400% 9/15/40 273,342
100 Home Depot Inc/The 5.950% 4/01/41 96,968
22 Home Depot Inc/The 4.400% 3/15/45 17,230
100 Honda Motor Co Ltd 2.534% 3/10/27 90,402
50 Hormel Foods Corp 1.700% 6/03/28 42,406
10 HP Inc 2.200% 6/17/25 9,442
52 HP Inc 3.400% 6/17/30 43,418
100 HP Inc 4.200% 4/15/32 84,314
100 Hyatt Hotels Corp 5.750% 1/30/27 98,829
20 IDEX Corp 2.625% 6/15/31 15,607
70 Illinois Tool Works Inc 4.875% 9/15/41 61,421
292 Intel Corp 2.450% 11/15/29 245,100
130 Intel Corp 5.125% 2/10/30 125,795
10 Intel Corp 4.000% 12/15/32 8,720
110 (b) Intel Corp 4.600% 3/25/40 92,094
70 Intel Corp 4.250% 12/15/42 53,501
70 Intel Corp 4.100% 5/11/47 50,465
90 Intel Corp 3.734% 12/08/47 60,574
20 International Business Machines Corp 7.000% 10/30/25 20,580
170 International Business Machines Corp 3.300% 5/15/26 160,781
100 International Business Machines Corp 2.720% 2/09/32 79,615
72 International Business Machines Corp 5.600% 11/30/39 66,418
20 International Business Machines Corp 4.000% 6/20/42 14,871
90 International Business Machines Corp 4.700% 2/19/46 71,164
40 International Flavors & Fragrances Inc 4.375% 6/01/47 26,003
10 International Flavors & Fragrances Inc 5.000% 9/26/48 7,195
45 International Paper Co 4.800% 6/15/44 35,130

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 52 International Paper Co 4.350% 8/15/48 $ 38,157
60 Interpublic Group of Cos Inc/The 2.400% 3/01/31 46,202
100 Interpublic Group of Cos Inc/The 5.375% 6/15/33 91,921
100 Intuit Inc 5.250% 9/15/26 99,702
18 Intuit Inc 1.350% 7/15/27 15,537
10 (b) Intuit Inc 1.650% 7/15/30 7,731
100 J M Smucker Co/The 2.750% 9/15/41 59,514
40 Jabil Inc 4.250% 5/15/27 37,536
112 John Deere Capital Corp 0.450% 6/07/24 108,603
100 John Deere Capital Corp 0.625% 9/10/24 95,712
100 John Deere Capital Corp 1.300% 10/13/26 89,314
30 John Deere Capital Corp 3.350% 4/18/29 27,019
100 John Deere Capital Corp 4.700% 6/10/30 94,138
390 Johnson & Johnson 3.550% 3/01/36 319,116
36 Johnson Controls International plc 5.125% 9/14/45 29,637
10 Johnson Controls International plc / Tyco
Fire & Security Finance SCA
1.750% 9/15/30 7,595
30 Johnson Controls International plc / Tyco
Fire & Security Finance SCA
2.000% 9/16/31 22,309
60 Kellogg Co 3.400% 11/15/27 54,435
10 Kellogg Co 4.500% 4/01/46 7,679
20 Keurig Dr Pepper Inc 3.200% 5/01/30 16,874
160 Keurig Dr Pepper Inc 4.500% 4/15/52 118,408
50 Keysight Technologies Inc 3.000% 10/30/29 41,974
10 Kimberly-Clark Corp 3.950% 11/01/28 9,417
98 Kimberly-Clark Corp 6.625% 8/01/37 104,775
90 Kinder Morgan Inc 1.750% 11/15/26 79,757
312 Kinder Morgan Inc 5.300% 12/01/34 276,090
100 KLA Corp 4.650% 7/15/32 92,695
10 Koninklijke KPN NV 8.375% 10/01/30 10,943
30 Kraft Heinz Foods Co 3.875% 5/15/27 28,124
110 Kraft Heinz Foods Co 4.250% 3/01/31 97,204
120 Kraft Heinz Foods Co 5.500% 6/01/50 102,991
20 Kroger Co/The 2.200% 5/01/30 15,683
110 Kroger Co/The 6.900% 4/15/38 111,934
9 Kroger Co/The 5.400% 7/15/40 7,717
10 Laboratory Corp of America Holdings 3.600% 9/01/27 9,305
110 Laboratory Corp of America Holdings 2.700% 6/01/31 86,725
10 Lam Research Corp 3.750% 3/15/26 9,598
10 Lam Research Corp 1.900% 6/15/30 7,869
90 Lam Research Corp 3.125% 6/15/60 50,002
60 Lear Corp 2.600% 1/15/32 44,235
30 Leggett & Platt Inc 4.400% 3/15/29 27,196
30 Leggett & Platt Inc 3.500% 11/15/51 17,941
10 Lennox International Inc 1.700% 8/01/27 8,573
10 Linde Inc/CT 1.100% 8/10/30 7,614
40 Lowe's Cos Inc 4.000% 4/15/25 38,988
70 Lowe's Cos Inc 3.350% 4/01/27 64,820
61 Lowe's Cos Inc 4.500% 4/15/30 55,798
300 Lowe's Cos Inc 5.000% 4/15/40 250,556
190 LYB International Finance III LLC 3.375% 10/01/40 123,082
60 Magna International Inc 2.450% 6/15/30 48,425
132 Marathon Petroleum Corp 4.750% 9/15/44 99,758
150 Marriott International Inc/MD 5.550% 10/15/28 146,174
102 Martin Marietta Materials Inc 3.200% 7/15/51 60,594
60 Marvell Technology Inc 2.450% 4/15/28 51,335
60 Masco Corp 2.000% 2/15/31 44,983
10 Masco Corp 4.500% 5/15/47 7,123
32 Mastercard Inc 2.950% 6/01/29 28,073
44 (b) Mastercard Inc 3.350% 3/26/30 38,659

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
56
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 100 Mastercard Inc 2.000% 11/18/31 $ 76,303
40 Mastercard Inc 3.800% 11/21/46 29,365
200 McDonald's Corp 4.600% 9/09/32 183,532
150 McDonald's Corp 5.150% 9/09/52 126,451
50 McKesson Corp 4.900% 7/15/28 48,550
90 MDC Holdings Inc 3.966% 8/06/61 47,520
100 Merck & Co Inc 1.900% 12/10/28 84,611
200 Merck & Co Inc 1.450% 6/24/30 153,772
220 Merck & Co Inc 2.750% 12/10/51 124,230
20 Micron Technology Inc 4.975% 2/06/26 19,491
80 Micron Technology Inc 4.185% 2/15/27 74,890
70 Microsoft Corp 3.300% 2/06/27 66,130
131 Microsoft Corp 3.450% 8/08/36 106,824
20 Microsoft Corp 3.750% 2/12/45 15,377
576 Microsoft Corp 2.921% 3/17/52 355,570
50 Mohawk Industries Inc 5.850% 9/18/28 49,126
20 Moody's Corp 2.000% 8/19/31 15,079
10 Moody's Corp 5.250% 7/15/44 8,594
70 Moody's Corp 3.750% 2/25/52 46,663
10 Mosaic Co/The 4.050% 11/15/27 9,332
70 Mosaic Co/The 4.875% 11/15/41 53,565
100 Motorola Solutions Inc 2.750% 5/24/31 77,521
240 MPLX LP 2.650% 8/15/30 189,600
100 MPLX LP 4.950% 3/14/52 74,111
30 National Fuel Gas Co 5.500% 1/15/26 29,424
10 National Fuel Gas Co 5.500% 10/01/26 9,778
50 NetApp Inc 2.375% 6/22/27 44,383
100 Norfolk Southern Corp 2.300% 5/15/31 78,275
32 Norfolk Southern Corp 4.837% 10/01/41 26,388
110 Norfolk Southern Corp 2.900% 8/25/51 61,154
100 Norfolk Southern Corp 5.350% 8/01/54 85,341
50 NOV Inc 3.950% 12/01/42 33,474
90 Novartis Capital Corp 2.200% 8/14/30 73,183
100 Novartis Capital Corp 4.400% 5/06/44 81,719
10 Novartis Capital Corp 2.750% 8/14/50 5,943
100 Nutrien Ltd 4.200% 4/01/29 91,758
100 NVIDIA Corp 2.000% 6/15/31 77,894
102 NVIDIA Corp 3.500% 4/01/40 76,361
30 NVR Inc 3.000% 5/15/30 24,622
10 NXP BV / NXP Funding LLC / NXP USA Inc 3.150% 5/01/27 9,052
72 NXP BV / NXP Funding LLC / NXP USA Inc 2.500% 5/11/31 54,984
110 NXP BV / NXP Funding LLC / NXP USA Inc 2.650% 2/15/32 82,994
10 Omnicom Group Inc 2.450% 4/30/30 7,935
60 Omnicom Group Inc / Omnicom Capital
Inc
3.600% 4/15/26 56,832
183 ONEOK Inc 4.550% 7/15/28 170,608
19 ONEOK Inc 4.350% 3/15/29 17,265
20 ONEOK Inc 7.150% 1/15/51 19,558
150 Oracle Corp 2.800% 4/01/27 135,714
100 Oracle Corp 4.650% 5/06/30 91,677
120 Oracle Corp 4.900% 2/06/33 107,760
630 Oracle Corp 4.300% 7/08/34 525,124
150 Oracle Corp 6.900% 11/09/52 147,811
80 Orange SA 5.375% 1/13/42 69,399
60 Otis Worldwide Corp 3.112% 2/15/40 40,800
2 Owens Corning 3.400% 8/15/26 1,861
50 Owens Corning 3.875% 6/01/30 43,134
70 PACCAR Financial Corp 3.550% 8/11/25 67,766
20 Paramount Global 4.200% 6/01/29 16,930
220 (b) Paramount Global 4.200% 5/19/32 169,860

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 20 Paramount Global 5.900% 10/15/40 $ 14,723
10 Parker-Hannifin Corp 3.250% 3/01/27 9,272
20 Parker-Hannifin Corp 3.250% 6/14/29 17,571
104 Parker-Hannifin Corp 4.200% 11/21/34 87,732
20 Parker-Hannifin Corp 4.450% 11/21/44 15,454
10 PayPal Holdings Inc 3.900% 6/01/27 9,501
150 PayPal Holdings Inc 2.850% 10/01/29 127,576
60 PepsiCo Inc 3.500% 7/17/25 58,149
30 PepsiCo Inc 2.375% 10/06/26 27,785
100 PepsiCo Inc 1.625% 5/01/30 78,649
364 PepsiCo Inc 2.875% 10/15/49 221,316
100 Pfizer Inc 3.600% 9/15/28 92,405
350 Pfizer Inc 4.200% 9/15/48 268,187
100 Pfizer Investment Enterprises Pte Ltd 4.450% 5/19/26 97,628
100 Pfizer Investment Enterprises Pte Ltd 4.450% 5/19/28 95,581
140 Pfizer Investment Enterprises Pte Ltd 4.750% 5/19/33 128,660
150 Pfizer Investment Enterprises Pte Ltd 5.110% 5/19/43 131,658
40 Phillips 66 Co 3.550% 10/01/26 37,588
162 Phillips 66 Co 4.680% 2/15/45 123,301
50 PPG Industries Inc 3.750% 3/15/28 46,123
50 Procter & Gamble Co/The 1.000% 4/23/26 45,199
200 Procter & Gamble Co/The 3.000% 3/25/30 174,056
25 PulteGroup Inc 5.000% 1/15/27 24,295
21 (b) PVH Corp 4.625% 7/10/25 20,147
30 Qorvo Inc, 144A 1.750% 12/15/24 28,353
200 QUALCOMM Inc 1.650% 5/20/32 145,887
50 QUALCOMM Inc 4.250% 5/20/32 45,101
10 Quanta Services Inc 2.900% 10/01/30 7,874
70 Quanta Services Inc 2.350% 1/15/32 50,390
28 Quest Diagnostics Inc 4.250% 4/01/24 27,800
50 Quest Diagnostics Inc 3.450% 6/01/26 47,144
100 Regal Rexnord Corp, 144A 6.300% 2/15/30 94,099
50 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 37,681
10 Regeneron Pharmaceuticals Inc 2.800% 9/15/50 5,385
50 RELX Capital Inc 4.750% 5/20/32 45,811
10 Republic Services Inc 3.375% 11/15/27 9,204
70 Republic Services Inc 3.950% 5/15/28 65,283
28 Republic Services Inc 2.300% 3/01/30 22,714
50 Republic Services Inc 1.450% 2/15/31 36,761
110 Revvity Inc 2.250% 9/15/31 81,846
40 Rockwell Automation Inc 4.200% 3/01/49 30,523
10 Rogers Communications Inc 3.625% 12/15/25 9,485
10 Rogers Communications Inc 2.900% 11/15/26 9,114
40 Rogers Communications Inc 3.200% 3/15/27 36,363
10 Rogers Communications Inc 3.800% 3/15/32 8,110
150 Rogers Communications Inc 5.450% 10/01/43 122,890
100 Roper Technologies Inc 3.800% 12/15/26 94,467
10 Ryder System Inc 2.500% 9/01/24 9,703
110 Ryder System Inc 2.850% 3/01/27 99,377
50 Ryder System Inc 6.300% 12/01/28 49,811
150 S&P Global Inc 2.900% 3/01/32 120,354
50 S&P Global Inc, 144A 5.250% 9/15/33 47,175
10 S&P Global Inc 2.300% 8/15/60 4,648
20 Sabine Pass Liquefaction LLC 5.875% 6/30/26 19,851
160 Sabine Pass Liquefaction LLC 4.500% 5/15/30 143,516
90 Salesforce Inc 2.700% 7/15/41 57,875
122 Salesforce Inc 2.900% 7/15/51 71,752
10 (b) Schlumberger Finance Canada Ltd 1.400% 9/17/25 9,272
82 Schlumberger Investment SA 2.650% 6/26/30 67,874
141 Sherwin-Williams Co/The 2.950% 8/15/29 120,162

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
58
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 42 Sherwin-Williams Co/The 4.500% 6/01/47 $ 31,680
60 (b) Sonoco Products Co 2.850% 2/01/32 46,608
110 (b) Stanley Black & Decker Inc 3.000% 5/15/32 86,292
100 Starbucks Corp 3.000% 2/14/32 80,791
100 Starbucks Corp 4.800% 2/15/33 91,583
10 Starbucks Corp 3.500% 11/15/50 6,408
130 Sysco Corp 3.250% 7/15/27 118,432
60 Takeda Pharmaceutical Co Ltd 3.375% 7/09/60 34,311
40 Take-Two Interactive Software Inc 3.700% 4/14/27 37,232
40 Tapestry Inc 3.050% 3/15/32 28,699
1 Target Corp 3.375% 4/15/29 902
150 Target Corp 2.350% 2/15/30 123,239
62 Target Corp 6.500% 10/15/37 63,584
9 Target Corp 3.900% 11/15/47 6,427
20 TC PipeLines LP 3.900% 5/25/27 18,526
40 Teledyne Technologies Inc 2.250% 4/01/28 34,150
20 Telefonica Emisiones SA 4.103% 3/08/27 18,720
21 Telefonica Emisiones SA 7.045% 6/20/36 20,966
40 Telefonica Emisiones SA 4.665% 3/06/38 31,101
20 Telefonica Emisiones SA 4.895% 3/06/48 14,410
90 Telefonica Emisiones SA 5.520% 3/01/49 71,004
50 TELUS Corp 3.700% 9/15/27 46,362
60 Texas Instruments Inc 1.750% 5/04/30 47,830
100 Texas Instruments Inc 1.900% 9/15/31 77,064
30 Texas Instruments Inc 3.875% 3/15/39 23,845
50 Thermo Fisher Scientific Inc 4.953% 8/10/26 49,501
190 Thermo Fisher Scientific Inc 2.800% 10/15/41 121,058
40 Thomson Reuters Corp 3.350% 5/15/26 37,564
30 Timken Co/The 4.125% 4/01/32 25,047
100 Toyota Motor Corp 5.118% 7/13/28 98,677
132 (b) Toyota Motor Corp 2.760% 7/02/29 114,943
100 Toyota Motor Credit Corp 0.625% 9/13/24 95,680
10 Toyota Motor Credit Corp 4.400% 9/20/24 9,887
100 Toyota Motor Credit Corp 1.450% 1/13/25 95,191
100 Toyota Motor Credit Corp 1.125% 6/18/26 89,430
100 Toyota Motor Credit Corp 5.250% 9/11/28 98,419
40 Toyota Motor Credit Corp 4.550% 5/17/30 37,422
10 Trane Technologies Financing Ltd 3.800% 3/21/29 9,126
290 TransCanada PipeLines Ltd 2.500% 10/12/31 218,759
60 Transcontinental Gas Pipe Line Co LLC 7.850% 2/01/26 61,948
70 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 58,622
50 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 33,877
120 TSMC Arizona Corp 4.250% 4/22/32 109,561
39 TWDC Enterprises 18 Corp 3.150% 9/17/25 37,337
10 TWDC Enterprises 18 Corp 2.950% 6/15/27 9,229
20 TWDC Enterprises 18 Corp 4.375% 8/16/41 15,694
20 TWDC Enterprises 18 Corp 4.125% 12/01/41 15,250
60 Tyco Electronics Group SA 2.500% 2/04/32 46,997
10 Unilever Capital Corp 2.600% 5/05/24 9,834
18 Unilever Capital Corp 3.100% 7/30/25 17,301
21 Unilever Capital Corp 2.000% 7/28/26 19,213
100 Unilever Capital Corp 1.750% 8/12/31 75,490
10 Union Pacific Corp 3.375% 2/01/35 7,820
488 Union Pacific Corp 3.550% 8/15/39 359,280
60 United Parcel Service Inc 4.450% 4/01/30 56,281
150 United Parcel Service Inc 5.200% 4/01/40 136,225
130 Valero Energy Corp 2.800% 12/01/31 100,619
30 Valmont Industries Inc 5.250% 10/01/54 22,763
50 Verisk Analytics Inc 4.125% 3/15/29 45,766
39 Verizon Communications Inc 4.016% 12/03/29 34,830

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 80 Verizon Communications Inc 1.500% 9/18/30 $ 59,816
115 Verizon Communications Inc 2.550% 3/21/31 89,845
605 Verizon Communications Inc 2.355% 3/15/32 452,389
100 Verizon Communications Inc 5.050% 5/09/33 91,528
112 Verizon Communications Inc 2.850% 9/03/41 69,172
10 Verizon Communications Inc 5.500% 3/16/47 8,748
50 Verizon Communications Inc 4.000% 3/22/50 33,998
260 Verizon Communications Inc 3.875% 3/01/52 173,428
20 Verizon Communications Inc 2.987% 10/30/56 10,523
40 VF Corp 2.800% 4/23/27 35,154
50 Visa Inc 2.050% 4/15/30 40,448
10 Visa Inc 1.100% 2/15/31 7,408
221 Visa Inc 4.150% 12/14/35 192,566
10 Visa Inc 2.000% 8/15/50 5,107
130 VMware Inc 1.400% 8/15/26 114,513
10 Vodafone Group PLC 4.125% 5/30/25 9,751
20 Vodafone Group PLC 6.250% 11/30/32 19,780
173 Vodafone Group PLC 6.150% 2/27/37 164,238
10 Vodafone Group PLC 4.875% 6/19/49 7,564
10 Vodafone Group PLC 4.250% 9/17/50 6,819
50 Vulcan Materials Co 5.800% 3/01/26 49,570
100 (b) Walgreens Boots Alliance Inc 3.200% 4/15/30 77,872
40 Walt Disney Co/The 3.350% 3/24/25 38,747
40 Walt Disney Co/The 2.650% 1/13/31 32,468
150 Walt Disney Co/The 6.400% 12/15/35 152,726
10 Walt Disney Co/The 6.650% 11/15/37 10,406
12 Walt Disney Co/The 4.750% 9/15/44 9,791
60 Walt Disney Co/The 4.950% 10/15/45 49,535
290 Walt Disney Co/The 2.750% 9/01/49 162,060
1 Warnermedia Holdings Inc 3.788% 3/15/25 967
1 Warnermedia Holdings Inc 5.391% 3/15/62 700
110 Waste Connections Inc 2.200% 1/15/32 82,808
10 Waste Management Inc 1.500% 3/15/31 7,421
100 Waste Management Inc 4.150% 4/15/32 88,499
50 Western Digital Corp 4.750% 2/15/26 46,884
110 Western Midstream Operating LP 6.150% 4/01/33 104,036
40 Western Union Co/The 2.850% 1/10/25 38,369
10 (b) Western Union Co/The 6.200% 11/17/36 9,418
50 Westlake Corp 5.000% 8/15/46 38,006
20 Weyerhaeuser Co 7.375% 3/15/32 21,098
80 Weyerhaeuser Co 3.375% 3/09/33 63,485
100 (b) Whirlpool Corp 4.700% 5/14/32 88,276
200 Williams Cos Inc/The 2.600% 3/15/31 155,938
50 Workday Inc 3.700% 4/01/29 44,643
130 WRKCo Inc 4.000% 3/15/28 119,436
50 WW Grainger Inc 1.850% 2/15/25 47,591
50 Xilinx Inc 2.375% 6/01/30 40,768
31 Xylem Inc/NY 2.250% 1/30/31 23,959
20 Zoetis Inc 4.500% 11/13/25 19,515
126 Zoetis Inc 3.900% 8/20/28 117,130
9 Zoetis Inc 2.000% 5/15/30 7,088
Total Industrial 39,661,102
Utility - 2.2%
62 AEP Texas Inc 4.150% 5/01/49 42,442
20 American Electric Power Co Inc 5.699% 8/15/25 19,836
30 American Electric Power Co Inc 5.750% 11/01/27 29,806
120 American Water Capital Corp 2.800% 5/01/30 99,757
110 American Water Capital Corp 2.300% 6/01/31 85,520
10 American Water Capital Corp 4.200% 9/01/48 7,343

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
60
Principal
Amount (000) Description (a) Coupon Maturity Value
Utility (continued)
$ 260 Appalachian Power Co 4.400% 5/15/44 $ 188,068
10 Appalachian Power Co 3.700% 5/01/50 6,308
40 Atmos Energy Corp 2.625% 9/15/29 34,145
100 Atmos Energy Corp 5.900% 11/15/33 98,532
100 Atmos Energy Corp 2.850% 2/15/52 56,296
40 Avangrid Inc 3.200% 4/15/25 38,282
10 Avista Corp 4.350% 6/01/48 7,220
60 Avista Corp 4.000% 4/01/52 39,736
120 Berkshire Hathaway Energy Co 3.700% 7/15/30 104,398
210 Berkshire Hathaway Energy Co 5.150% 11/15/43 176,832
100 Berkshire Hathaway Energy Co 4.600% 5/01/53 74,090
10 Black Hills Corp 1.037% 8/23/24 9,586
50 Black Hills Corp 5.950% 3/15/28 49,402
100 CenterPoint Energy Houston Electric LLC 3.000% 3/01/32 80,562
90 CenterPoint Energy Inc 1.450% 6/01/26 80,819
90 CenterPoint Energy Resources Corp 4.100% 9/01/47 62,601
121 Commonwealth Edison Co 6.450% 1/15/38 120,801
100 Commonwealth Edison Co 2.750% 9/01/51 54,044
120 Connecticut Light and Power Co/The 2.050% 7/01/31 91,501
50 Consolidated Edison Co of New York Inc 2.400% 6/15/31 39,297
124 Consolidated Edison Co of New York Inc 5.500% 12/01/39 109,665
122 Consolidated Edison Co of New York Inc 4.650% 12/01/48 93,859
20 Consolidated Edison Co of New York Inc 3.950% 4/01/50 13,956
10 Consolidated Edison Co of New York Inc 4.300% 12/01/56 6,950
10 Consolidated Edison Co of New York Inc 4.500% 5/15/58 7,156
10 Consolidated Edison Co of New York Inc 3.700% 11/15/59 6,089
21 Consolidated Edison Co of New York Inc 3.000% 12/01/60 11,073
100 Consumers Energy Co 4.900% 2/15/29 96,624
100 Consumers Energy Co 3.500% 8/01/51 65,580
126 DTE Energy Co 2.950% 3/01/30 103,303
122 Duke Energy Florida LLC 2.400% 12/15/31 93,829
57 Duke Energy Florida LLC 6.350% 9/15/37 56,410
100 Duke Energy Florida LLC 5.950% 11/15/52 92,541
62 Emera US Finance LP 4.750% 6/15/46 43,333
60 Entergy Arkansas LLC 5.150% 1/15/33 55,849
10 Entergy Texas Inc 3.550% 9/30/49 6,321
110 Essential Utilities Inc 2.400% 5/01/31 84,322
10 Essential Utilities Inc 3.351% 4/15/50 5,876
100 Evergy Metro Inc 4.950% 4/15/33 91,283
120 Exelon Corp 2.750% 3/15/27 108,563
10 Exelon Corp 4.050% 4/15/30 8,833
10 Exelon Corp 4.950% 6/15/35 8,665
10 Exelon Corp 4.450% 4/15/46 7,339
50 Idaho Power Co 5.800% 4/01/54 45,249
48 Interstate Power and Light Co 3.600% 4/01/29 43,066
70 IPALCO Enterprises Inc 4.250% 5/01/30 60,281
100 National Rural Utilities Cooperative Finance
Corp
3.450% 6/15/25 96,415
100 National Rural Utilities Cooperative Finance
Corp
2.750% 4/15/32 78,007
151 NiSource Inc 3.600% 5/01/30 129,249
30 NiSource Inc 1.700% 2/15/31 21,972
20 NiSource Inc 4.375% 5/15/47 14,496
50 NSTAR Electric Co 3.200% 5/15/27 46,110
110 NSTAR Electric Co 3.950% 4/01/30 98,442
12 NSTAR Electric Co 5.500% 3/15/40 10,776
90 Oklahoma Gas and Electric Co 4.150% 4/01/47 63,824
20 Oncor Electric Delivery Co LLC 2.750% 5/15/30 16,519
77 Oncor Electric Delivery Co LLC 7.500% 9/01/38 85,191
110 Oncor Electric Delivery Co LLC, 144A 4.950% 9/15/52 90,329

Principal
Amount (000) Description (a) Coupon Maturity Value
Utility (continued)
$ 30 ONE Gas Inc 4.250% 9/01/32 $ 26,430
60 PacifiCorp 2.700% 9/15/30 47,984
10 PacifiCorp 5.250% 6/15/35 8,870
180 PECO Energy Co 4.600% 5/15/52 139,601
60 Piedmont Natural Gas Co Inc 2.500% 3/15/31 46,222
36 Potomac Electric Power Co 6.500% 11/15/37 36,538
50 PPL Capital Funding Inc 3.100% 5/15/26 46,738
60 PPL Electric Utilities Corp 4.150% 10/01/45 44,135
18 Public Service Co of Colorado 6.500% 8/01/38 17,890
10 Public Service Co of Colorado 4.100% 6/15/48 6,959
50 Public Service Co of New Hampshire 2.200% 6/15/31 38,733
20 Public Service Co of Oklahoma 2.200% 8/15/31 15,040
10 Public Service Electric and Gas Co 2.250% 9/15/26 9,159
70 Public Service Electric and Gas Co 1.900% 8/15/31 52,902
140 Public Service Electric and Gas Co 5.800% 5/01/37 133,232
100 Puget Energy Inc 4.224% 3/15/32 83,222
30 Puget Sound Energy Inc 5.638% 4/15/41 26,825
100 San Diego Gas & Electric Co 3.000% 3/15/32 80,575
43 San Diego Gas & Electric Co 4.150% 5/15/48 31,047
10 San Diego Gas & Electric Co 4.100% 6/15/49 6,922
104 Sempra 6.000% 10/15/39 95,123
10 Sempra 4.000% 2/01/48 6,827
220 Southern California Edison Co 4.700% 6/01/27 211,633
20 Southern California Edison Co 4.500% 9/01/40 15,525
10 Southern California Edison Co 3.600% 2/01/45 6,497
90 Southern California Edison Co 4.875% 3/01/49 69,911
150 Southern California Edison Co 5.450% 6/01/52 125,239
10 Southern California Gas Co 3.150% 9/15/24 9,776
10 Southern California Gas Co 4.300% 1/15/49 7,170
130 Southern California Gas Co 5.750% 6/01/53 114,999
60 Southern Co/The 5.200% 6/15/33 55,151
10 Southwest Gas Corp 3.700% 4/01/28 9,107
20 (b) Southwest Gas Corp 3.800% 9/29/46 12,897
140 Southwestern Electric Power Co 3.250% 11/01/51 78,887
126 Southwestern Public Service Co 4.500% 8/15/41 97,159
23 Southwestern Public Service Co 4.400% 11/15/48 16,610
10 Tampa Electric Co 3.875% 7/12/24 9,855
50 Tampa Electric Co 5.000% 7/15/52 39,891
12 Tucson Electric Power Co 3.050% 3/15/25 11,586
40 Tucson Electric Power Co 3.250% 5/15/32 32,454
50 Tucson Electric Power Co 3.250% 5/01/51 28,741
25 Union Electric Co 5.450% 3/15/53 21,774
20 Washington Gas Light Co 3.796% 9/15/46 13,035
10 WEC Energy Group Inc 5.000% 9/27/25 9,853
100 WEC Energy Group Inc 5.600% 9/12/26 99,397
100 WEC Energy Group Inc 2.200% 12/15/28 83,329
10 Wisconsin Power and Light Co 1.950% 9/16/31 7,418
30 Wisconsin Power and Light Co 4.950% 4/01/33 27,468
68 Wisconsin Public Service Corp 3.671% 12/01/42 46,476
Total Utility 6,037,381
Total Corporate Debt
(cost $83,911,730) 69,329,400

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
62
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 5.6%
Government Agency - 2.1%
$ 10 Equinor ASA 3.250% 11/10/24 $ 9,753
10 Equinor ASA 3.000% 4/06/27 9,235
10 Equinor ASA 3.625% 9/10/28 9,265
214 (b) Equinor ASA 3.125% 4/06/30 186,546
10 Equinor ASA 5.100% 8/17/40 8,968
42 Equinor ASA 3.950% 5/15/43 31,801
30 Equinor ASA 3.700% 4/06/50 20,758
100 Export Development Canada 3.375% 8/26/25 96,807
100 Export Development Canada 4.375% 6/29/26 98,290
400 Federal National Mortgage Association 1.750% 7/02/24 390,248
81 (b) Federal National Mortgage Association 2.625% 9/06/24 79,100
70 Federal National Mortgage Association 1.625% 1/07/25 67,020
200 Federal National Mortgage Association 0.625% 4/22/25 187,018
200 Federal National Mortgage Association 0.500% 6/17/25 185,498
200 Federal National Mortgage Association 1.875% 9/24/26 183,292
329 Federal National Mortgage Association 5.625% 7/15/37 338,802
50 Israel Government AID Bond 5.500% 12/04/23 49,992
10 Israel Government AID Bond 5.500% 9/18/33 10,135
99 Japan Bank for International Cooperation 2.500% 5/28/25 94,375
80 Japan Bank for International Cooperation 0.625% 7/15/25 73,663
200 Japan Bank for International Cooperation 4.250% 1/26/26 195,150
320 Japan Bank for International Cooperation 2.875% 6/01/27 295,210
100 Japan International Cooperation Agency 4.000% 5/23/28 94,733
100 Korea Development Bank/The 2.125% 10/01/24 96,746
40 Korea Development Bank/The 1.375% 4/25/27 34,747
160 Korea Development Bank/The 4.375% 2/15/28 152,773
200 Korea Development Bank/The 5.375% 10/23/28 198,595
20 Kreditanstalt fuer Wiederaufbau 1.375% 8/05/24 19,378
744 Kreditanstalt fuer Wiederaufbau 2.500% 11/20/24 720,855
100 Kreditanstalt fuer Wiederaufbau 1.250% 1/31/25 94,994
79 Kreditanstalt fuer Wiederaufbau 0.375% 7/18/25 72,751
100 Kreditanstalt fuer Wiederaufbau 4.625% 8/07/26 98,998
442 Kreditanstalt fuer Wiederaufbau 3.000% 5/20/27 413,943
100 Kreditanstalt fuer Wiederaufbau 4.750% 10/29/30 98,160
110 Kreditanstalt fuer Wiederaufbau 4.125% 7/15/33 101,894
10 Landwirtschaftliche Rentenbank 3.125% 11/14/23 9,992
30 Landwirtschaftliche Rentenbank 2.000% 1/13/25 28,770
150 Landwirtschaftliche Rentenbank 0.500% 5/27/25 139,062
100 (b) Landwirtschaftliche Rentenbank 3.875% 9/28/27 96,336
100 Landwirtschaftliche Rentenbank 5.000% 10/24/33 99,206
39 Oesterreichische Kontrollbank AG 3.125% 11/07/23 38,987
110 Oesterreichische Kontrollbank AG 0.500% 9/16/24 105,196
100 Oesterreichische Kontrollbank AG 2.875% 5/23/25 96,235
30 Svensk Exportkredit AB 0.625% 5/14/25 27,872
260 Svensk Exportkredit AB 4.625% 11/28/25 256,397
Total Government Agency 5,717,546
Municipal Bonds - 1.0% (c)
250 Province of Alberta Canada (No Opt. Call) 1.000% 5/20/25 233,433
160 Province of Alberta Canada (No Opt. Call) 3.300% 3/15/28 148,326
40 Province of Alberta Canada (No Opt. Call) 1.300% 7/22/30 31,002
175 Province of British Columbia Canada (No
Opt. Call)
1.750% 9/27/24 168,928
50 Province of British Columbia Canada (No
Opt. Call)
2.250% 6/02/26 46,485
110 Province of British Columbia Canada (No
Opt. Call)
0.900% 7/20/26 98,280
85 Province of British Columbia Canada (No
Opt. Call)
4.200% 7/06/33 77,352

Principal
Amount (000) Description (a) Coupon Maturity Value
Municipal Bonds (continued)
$ 100 Province of Manitoba Canada (No Opt.
Call)
2.600% 4/16/24 $ 98,568
100 Province of Manitoba Canada (No Opt.
Call)
1.500% 10/25/28 84,112
100 Province of Manitoba Canada (No Opt.
Call)
4.300% 7/27/33 91,533
70 Province of New Brunswick Canada (No
Opt. Call)
3.625% 2/24/28 65,369
110 Province of Ontario Canada (No Opt. Call) 3.200% 5/16/24 108,518
200 Province of Ontario Canada (No Opt. Call) 2.500% 4/27/26 187,342
260 Province of Ontario Canada (No Opt. Call) 3.100% 5/19/27 243,353
11 Province of Ontario Canada (No Opt. Call) 1.050% 5/21/27 9,576
100 Province of Ontario Canada (No Opt. Call) 1.800% 10/14/31 77,854
100 (b) Province of Ontario Canada (No Opt. Call) 2.125% 1/21/32 79,168
89 Province of Quebec Canada (No Opt. Call) 2.875% 10/16/24 86,675
180 (b) Province of Quebec Canada (No Opt. Call) 1.500% 2/11/25 171,002
120 Province of Quebec Canada (No Opt. Call) 0.600% 7/23/25 110,646
295 Province of Quebec Canada (No Opt. Call) 2.500% 4/20/26 276,821
70 Province of Quebec Canada (No Opt. Call) 2.750% 4/12/27 64,843
100 Province of Quebec Canada (No Opt. Call) 4.500% 9/08/33 93,085
Total Municipal Bonds 2,652,271
Sovereign Debt - 2.5%
20 African Development Bank 3.375% 7/07/25 19,392
110 African Development Bank 0.875% 7/22/26 98,363
80 Asian Development Bank 4.125% 9/27/24 78,992
400 Asian Development Bank 1.500% 10/18/24 384,929
150 Asian Development Bank 1.500% 1/20/27 134,595
100 Asian Development Bank 4.500% 8/25/28 97,906
100 Asian Development Bank 1.875% 3/15/29 85,496
100 Asian Development Bank 3.125% 4/27/32 86,571
80 Canada Government International Bond 1.625% 1/22/25 76,410
130 Canada Government International Bond 2.875% 4/28/25 125,426
50 Canada Government International Bond 3.750% 4/26/28 47,596
30 Chile Government International Bond 3.125% 1/21/26 28,493
30 Chile Government International Bond 3.240% 2/06/28 27,298
160 (b) Chile Government International Bond 2.450% 1/31/31 128,870
230 Chile Government International Bond 3.250% 9/21/71 122,404
32 Council Of Europe Development Bank 1.375% 2/27/25 30,338
50 (b) Council Of Europe Development Bank 0.875% 9/22/26 44,429
30 European Bank for Reconstruction &
Development
1.500% 2/13/25 28,534
100 European Bank for Reconstruction &
Development
4.375% 3/09/28 97,601
211 European Investment Bank 3.125% 12/14/23 210,416
100 European Investment Bank 2.250% 6/24/24 97,905
110 European Investment Bank 2.750% 8/15/25 105,429
100 European Investment Bank 0.750% 10/26/26 88,473
112 European Investment Bank 1.375% 3/15/27 99,719
100 European Investment Bank 4.500% 10/16/28 98,093
100 European Investment Bank 3.625% 7/15/30 92,076
44 Hungary Government International Bond 7.625% 3/29/41 45,036
190 Indonesia Government International Bond 4.550% 1/11/28 182,666
240 (b) Indonesia Government International Bond 5.650% 1/11/53 219,665
100 Inter-American Development Bank 3.250% 7/01/24 98,448
100 Inter-American Development Bank 4.500% 5/15/26 98,650
100 Inter-American Development Bank 1.500% 1/13/27 89,748
100 Inter-American Development Bank 4.000% 1/12/28 96,191
100 Inter-American Development Bank 1.125% 7/20/28 83,895
200 Inter-American Development Bank 3.875% 10/28/41 161,688

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)
64
Principal
Amount (000) Description (a) Coupon Maturity Value
Sovereign Debt (continued)
$ 60 International Bank for Reconstruction &
Development
2.500% 3/19/24 $ 59,301
535 International Bank for Reconstruction &
Development
1.500% 8/28/24 517,597
161 International Bank for Reconstruction &
Development
2.125% 3/03/25 154,210
40 International Bank for Reconstruction &
Development
0.625% 4/22/25 37,353
60 International Bank for Reconstruction &
Development
3.125% 11/20/25 57,636
60 International Bank for Reconstruction &
Development
2.500% 11/22/27 54,677
100 International Bank for Reconstruction &
Development
4.625% 8/01/28 98,466
92 International Bank for Reconstruction &
Development
4.000% 7/25/30 86,436
100 International Bank for Reconstruction &
Development
1.625% 11/03/31 77,902
112 International Bank for Reconstruction &
Development
2.500% 3/29/32 92,734
110 International Finance Corp 0.375% 7/16/25 101,345
50 International Finance Corp 2.126% 4/07/26 46,613
180 Israel Government International Bond 2.750% 7/03/30 148,032
70 Israel Government International Bond 3.875% 7/03/50 46,365
10 Korea International Bond 2.750% 1/19/27 9,276
30 Korea International Bond 2.500% 6/19/29 26,055
20 Korea International Bond 1.000% 9/16/30 15,124
70 Korea International Bond 1.750% 10/15/31 54,252
70 Nordic Investment Bank 2.250% 5/21/24 68,699
200 Nordic Investment Bank 5.000% 10/15/25 199,398
100 Panama Government International Bond 4.000% 9/22/24 97,735
20 Panama Government International Bond 3.750% 3/16/25 19,258
40 Panama Government International Bond 3.160% 1/23/30 32,272
250 Panama Government International Bond 4.500% 5/15/47 162,188
90 Panama Government International Bond 4.500% 4/16/50 56,330
180 Peruvian Government International Bond 2.844% 6/20/30 148,549
70 Peruvian Government International Bond 2.783% 1/23/31 56,038
65 Peruvian Government International Bond 3.000% 1/15/34 49,162
96 Peruvian Government International Bond 5.625% 11/18/50 84,640
20 Peruvian Government International Bond 3.550% 3/10/51 12,571
10 Republic of Italy Government International
Bond
0.875% 5/06/24 9,740
110 Republic of Italy Government International
Bond
1.250% 2/17/26 99,100
140 Republic of Italy Government International
Bond
2.875% 10/17/29 118,665
50 Republic of Poland Government
International Bond
4.000% 1/22/24 49,781
110 Republic of Poland Government
International Bond
4.875% 10/04/33 101,834
63 Uruguay Government International Bond 5.750% 10/28/34 63,537
200 Uruguay Government International Bond 4.125% 11/20/45 158,694
Total Sovereign Debt 6,883,306
Total Government Related
(cost $17,146,540) 15,253,123
Total Long-Term Investments
(cost $319,935,141) 270,117,712

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
1,927,571 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 1,927,571
Total Investments Purchased with Collateral from Securities Lending
(cost $1,927,571) $ 1,927,571
Total Investments (cost $ 321,862,712 ) - 99 .6% 272,045,283
Other Assets & Liabilities, Net - 0.4% 1,169,106
Net Assets - 100% $ 273,214,389
Level 1 Level 2 Level 3 Total
Long-Term Investments:
U.S. Treasury $ – $ 109,663,857 $ – $ 109,663,857
Securitized – 75,871,332 – 75,871,332
Corporate Debt – 69,329,400 – 69,329,400
Government Related – 15,253,123 – 15,253,123
Investments Purchased with Collateral from
Securities Lending 1,927,571 – – 1,927,571
Total
$ 1,927,571 $ 270,117,712 $ – $ 272,045,283
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,861,260.
(c) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(d) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust
S&P Standard & Poor's

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

WI/DD Purchased on a when-issued or delayed delivery basis.